   As filed with the Securities and Exchange Commission on April 4, 2000

                                                       REGISTRATION NO. 33-47703
                                                                        811-6654

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

--------------------------------------------------------------------------------


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

     PRE-EFFECTIVE AMENDMENT NO.                                             [ ]

     POST-EFFECTIVE AMENDMENT NO. 16                                         [X]


                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

AMENDMENT NO. 19


                        (CHECK APPROPRIATE BOX OR BOXES)

                            BNY HAMILTON FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

      3435 Stelzer Road                                       43219-3035
        Columbus, Ohio                                        (Zip Code)
(Address of Principal Executive Offices)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (614) 470-8000


                                                             Copy to:
             Nimish Bhatt                            John E. Baumgardner, Jr.
           3435 Stelzer Road                           Sullivan & Cromwell
       Columbus, Ohio 43219-3035                        125 Broad Street
(Name and Address of Agent for Service)              New York, New York 10004

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement. It is proposed that this filing will become effective (check appropriate box):


     / / immediately upon filing pursuant to paragraph (b)

     /X/ on April 25, 2000 pursuant to paragraph (b)
     / / 60 days after filing pursuant to paragraph (a)(1)
     / / on (date) pursuant to paragraph (a)(1)

     / / 75 days after filing pursuant to paragraph (a)(2)

     / / on (date) pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

     /X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares under the Securities Act of 1933, pursuant to Rule 24f-2 of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1999, was filed with the Commission on March 9, 2000.

Total Number of Pages
                           ----------
Exhibit Number on Page
                           ----------

                                      BNY
                                    HAMILTON

                                     [LOGO]

PROSPECTUS

MONEY MARKET FUNDS--

HAMILTON SHARES                                 o  MONEY FUND

                                                o  TREASURY MONEY FUND


                                                     April 25, 2000

                                                          BNY
                                                        HAMILTON
                                                         FUNDS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.

ABOUT THE FUNDS

   4    BNY Hamilton Money Fund

   8    BNY Hamilton Treasury Money Fund

ACCOUNTS POLICIES

  12    Daily NAV Calculation

  12    Distributions and Tax Considerations

  14    Investment Adviser

  14    Portfolio Manager





For More Information


Back Cover

AN INTRODUCTION TO BNY HAMILTON FUNDS

The BNY Hamilton Funds aim for high returns with consistent performance over many market cycles.

The BNY Hamilton Money Funds are designed for investors who seek stability of principal. They are a valuable component of most portfolios and well-suited for investing money that may be needed in the near future. The funds take extra measures to provide for safety and liquidity, including:

o avoiding investing in split-rated securities--securities that are rated higher by one rating agency than another

o limiting the average dollar-weighted maturity of their portfolios to 60 days rather than the 90 days permitted.

RISKS OF MUTUAL FUND INVESTING

Investments in mutual funds are not bank deposits, nor are they guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important to read all the disclosure information provided and to understand that you could lose money by investing in any of these funds.

MONEY FUND

                                                       CUSIP NUMBER:      [LOGO]
                                                       HAMILTON SHARES
                                                       05561M101

INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing principally in high-quality money market instruments.


PORTFOLIO MANAGEMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in debt securities within the highest short-term credit rating categories and their unrated equivalents. The maximum allowable maturity for any individual holding is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less. The Fund may invest in debt securities that meet these criteria and are issued by U.S. and foreign issuers, including:

o corporations

o banks

o governments

o U.S. agencies, states, and municipalities

The Fund may also invest in money market securities issued by multinational organizations such as the World Bank.

The Fund's investments are diversified through broad exposure to fixed- and variable-rate securities across issuers and sectors. The Fund also invests in repurchase agreements, which are contracts to sell and buy back a given security at a specific time and price, to enhance yields.


4  BNY Hamilton Money Fund

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.

The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers. Any of the money market securities held by the Fund could be downgraded in credit rating below minimum standards or go into default.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.


Money Funds and the AAA/Aaa Rating


All money market funds that utilize amortized costs must comply with the SEC's Rule 2a-7, which covers diversification standards, credit quality restrictions, and maturity limits for individual securities and the portfolio as a whole.


In order to obtain the AAA/Aaa rating from Standard & Poor's and Moody's, money market funds observe additional, more conservative investment guidelines. First, the fund's weighted average maturity may not exceed 60 days. In addition --



To obtain Standard & Poor's AAA:


o Investments must have a minimum rating of A-1.

o Fifty percent of the fund's assets must be invested in securities with the highest short-term credit rating--A-1+.

To obtain Moody's Aaa rating:

o Investments must have Moody's highest short-term credit rating--P-1.


                                                      BNY Hamilton Money Fund  5

PAST PERFORMANCE

The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.

Annual total returns (%) as of 12/31/99(1)


                                  [BAR GRAPH]

                                3.03   4.02   5.84   5.30   5.47   5.41   5.03
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 93     94     95     96     97     98     99


  Best quarter: Q2 '95 +1.46                Worst quarter: Q3 '93 +0.73


The table below presents the Fund's average annual returns over various periods.

Average annual total returns (%) as of 12/31/99(*)


                                                          Life
                                    1 Year   5 Years   of fund
--------------------------------------------------------------------------------
 Hamilton Shares(1)                   5.03      5.41      4.77



* Assumptions: $1,000 initial investment with all dividends and distributions reinvested.


FEES AND EXPENSES


The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out of pocket expenses.



Fee table (% of average net assets)

                                                                   Hamilton
                                                                    Shares
--------------------------------------------------------------------------------
Shareholder Fees                                                      None


Annual Operating Expenses
--------------------------------------------------------------------------------
Management fee                                                        0.10
Servicing fee                                                         None
Other expenses                                                        0.14

Total annual operating expenses                                       0.24



The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.


Expenses on a $10,000 investment*($)

                               1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
Hamilton Shares                  25         77          135          306



* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.



--------------------------------------------------------------------------------
(1) Hamilton Shares commenced operations on 8/7/92.


6 BNY Hamilton Money Fund

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 1999 has been audited by Ernst & Young LLP*, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.



Year Ended December 31,                                   1999       1998       1997      1996      1995

Per-Share Data ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    1.00       1.00       1.00      1.00      1.00

Income from investment operations:
  Net investment income                                  0.050      0.053      0.053     0.052     0.057
Less distributions:
  Dividends from net investment income                  (0.050)    (0.053)    (0.053)   (0.052)   (0.057)
                                                    ---------------------------------------------------------
Net asset value at end of period                          1.00       1.00       1.00      1.00      1.00
                                                    ---------------------------------------------------------

Total return                                              5.03       5.41       5.47      5.30      5.84

Ratios/Supplemental Data (%)
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                1,725,341  1,439,525  1,063,579   609,424   604,053
Ratio of expenses to average net assets                   0.24       0.26       0.25      0.27      0.26
Ratio of net investment income to average net assets      4.92       5.25       5.34      5.17      5.67



* KPMG LLP has audited the figures for 1997 and 1998.
  Previous years' data were audited by Deloitte & Touche LLP.




                                                      BNY Hamilton Money Fund  7

TREASURY MONEY FUND

                                                       CUSIP NUMBER:      [LOGO]
                                                       HAMILTON SHARES
                                                       05561M705

INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the U.S. Treasury and repurchase agreements fully collateralized by obligations of the U.S. Treasury.


MANAGEMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in securities backed by the full faith and credit of the U.S. government. These securities include:

o Treasury bills

o Treasury notes

o Treasury bonds

o repurchase agreements fully collateralized by U.S. Treasury obligations

The maximum allowable maturity for any individual security is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less.

In investing the Fund's assets, the portfolio manager seeks to take advantage of the dynamics of short-term interest rates by actively managing the Fund's average weighted maturity. The Fund may invest in repurchase agreements, which are contracts to sell and buy back a given security at a specific time and price, to enhance yields.



8  BNY Hamilton Treasury Money Fund

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.

Since the fund invests only in U.S. Treasury obligations and repurchase agreements based on them, its yield may lag other money market funds that invest in higher-yielding securities with some credit risk. The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.


Money Funds and the AAA/Aaa Rating


All money market funds that utilize amortized costs must comply with the SEC's Rule 2a-7, which covers diversification standards, credit quality restrictions, and maturity limits for individual securities and the portfolio as a whole.


In order to obtain the AAA/Aaa rating from Standard & Poor's and Moody's, money market funds observe additional, more conservative investment guidelines. U.S. Treasury obligations automatically meet the most stringent credit quality requirements. In addition, the fund's weighted average maturity may not exceed 60 days.


                                             BNY Hamilton TReasury Money Fund  9

PAST PERFORMANCE

The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.

Annual total returns (%) as of 12/31/99(1)

                                  [BAR GRAPH]

                                                       5.25    4.79
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                        98      99



Best quarter: Q3 '97 +1.34                  Worst quarter: Q1 '99 +1.12



The table below presents the Fund's average annual returns over various periods.


Average annual total returns (%) as of 12/31/99*

                                                                        Life
                                                        1 Year       of fund
--------------------------------------------------------------------------------
Hamilton Shares(1)                                       4.79          5.11


* Assumptions: $1,000 initial investment with all dividends and distributions reinvested.


FEES AND EXPENSES


The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out of pocket expenses.




Fee table (% of average net assets)
                                                                   Hamilton
                                                                    Shares
--------------------------------------------------------------------------------
Shareholder Fees                                                      None


Annual Operating Expenses
--------------------------------------------------------------------------------
Management fee                                                        0.10
Servicing fee                                                         None
Other expenses                                                        0.18

Total annual operating expenses                                       0.28


The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.


Expenses on a $10,000 investment*($)

                                1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------

 Hamilton Shares                  29         90          157          356



* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.


--------------------------------------------------------------------------------
1 Hamilton Shares commenced operations on 4/1/97.


10 BNY Hamilton Treasury Money Fund

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 1999 has been audited by Ernst & Young LLP*, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.



Year Ended December 31,                                                        1999      1998      1997(1)

Per-Share Data ($)
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                        1.00       1.00      1.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                       0.047      0.051     0.040
Less distributions:
  Dividends from net investment income                                       (0.047)    (0.051)   (0.040)
----------------------------------------------------------------------------------------------------------
Net asset value at end of period                                              1.00       1.00      1.00
----------------------------------------------------------------------------------------------------------

Total return (%)                                                              4.79       5.25      4.02(2)


Ratios/Supplemental Data (%)
----------------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                      225,482    201,363   110,719
Ratio of expenses (after reduction) to average net assets                     0.28       0.27      0.25(3)
Ratio of expenses (before reduction) to average net assets                    0.28       0.28      0.33(3)
Ratio of net investment income (after reduction) to average net assets        4.69       5.09      5.29(3)

* Previous years' data were audited by KPMG LLP.




--------------------------------------------------------------------------------
(1) Hamilton Shares commenced operations on 4/1/97.
(2) Not annualized.
(3) Annualized.


                                             BNY Hamilton Treasury Money Fund 11

ACCOUNT POLICIES

DAILY NAV CALCULATION


Each fund calculates its net asset value per share (NAV) at 4:30 p.m eastern time each business day (Monday through Friday), though they may not do so on a day when no purchase or redemption orders are received. A business day is a day on which the New York Stock Exchange is open and any other day during which trading in the funds' portfolio securities could materially affect the fund's NAV. The funds use the amortized cost method to value their securities. Dividends and expenses accrue daily.


Purchase orders received before the regular close of the New York Stock Exchange will be executed at the offering price calculated at that day's close.


WIRE ORDER PROCESSING

Wire order processing services for direct investors will be provided by the transfer agent. Shareholder organizations will provide similar services for their customers.


MONTHLY STATEMENTS

Shareholders receive monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Shareholders will also receive confirmations of each purchase, exchange or redemption.


DISTRIBUTIONS AND TAX CONSIDERATIONS

Net investment income for Hamilton Shares of each fund will be determined immediately before calculation of NAV each business day. Hamilton Shares will begin earning dividends on the first business day their purchase is effective.

Net investment income for Hamilton Shares of each fund will be declared as dividends daily and paid monthly within five business days after the end of the month. Dividends and distributions will be payable to shareholders of record at the time of declaration. Each fund automatically pays distributions in the form of additional fund shares. Notify the transfer agent in writing to:

o choose to receive distributions in cash


o change the way you currently receive
  distributions



Type of Distribution        Federal Tax Status

Dividends from net          ordinary income
investment income
Short-term capital          ordinary income
gains



Your taxable income is the same either way. If you choose to receive distributions in cash, and the checks are either returned as undeliverable or left uncashed for six months, your future distributions will be reinvested in your fund, and uncashed checks will be cancelled and reinvested at the fund's share price as of the day of cancellation.


The funds do not expect to realize long-term capital gains or losses. Distributions from the funds are expected to be primarily ordinary income from dividends.

The funds issue detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investors who do not provide a valid Social Security or taxpayer identification number to the funds may be subject to federal backup withholding tax and charges against their accounts related to fines.

You should consult your tax adviser about your own particular tax situation.



12  Account Policies

PURCHASING AND REDEEMING
HAMILTON SHARES

MINIMUM INVESTMENT REQUIREMENTS

Initial Investment

$1,000,000


Clients of the Bank of New York and other institutions that have entered into an agreement with the adviser may purchase and redeem shares of these funds. You should contact your financial institution for detailed instructions and additional policies.

Fund shares are redeemed at the next NAV per share calculated after the transfer agent receives the purchase order. The funds do not impose any fee for direct purchase or redemption orders, but broker-dealers may charge a fee for these services. Payments must be in U.S. dollars. Purchases made by check will not be redeemed until the purchase check clears, which may take up to ten business days.

Investors are entitled to purchase, exchange or redeem shares by telephone at no charge. Telephone privileges are not available for ten days following a change of address. You must notify the transfer agent in writing if you want to disable telephone transactions.

The funds do not issue share certificates.

Redemption proceeds are normally wired to the redeeming shareholder on the same business day, if the order is received before the close of business. In order for the adviser to manage each fund most effectively, investors are urged to initiate redemptions early in the day, if possible, and to notify the transfer agent at least one day in advance for redemptions of more than $5 million.

Reserved rights The funds reserve the following rights:

o To suspend sale of shares to the public

o To reject any exchange request and to modify or terminate exchange privileges

o To delay wiring redemption proceeds for up to seven days, if the adviser believes an earlier payment could adversely affect a fund

o To suspend the right of redemption

Exchange minimums You may exchange shares between the funds in this prospectus and any other BNY Hamilton fund. An exchange for Investor Shares of any other BNY Hamilton fund must have a value of at least $500. If you will be investing in a new fund, you must also exchange enough shares to meet the minimum balance requirement.

To make an exchange for Institutional Shares of any other BNY Hamilton fund, contact your Bank of New York representative.

From the perspective of tax liability, an exchange is the same as a redemption from one fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange.

Signature guarantees You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.



                                                             Account Policies 13

INVESTMENT ADVISER



The investment adviser of these funds is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $74 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $60 billion in investments for institutions and individuals.


Adviser compensation The adviser is responsible for all business activities and investment decisions for the funds. In return for these services, each fund pays the adviser an annual fee. The adviser's fee accrues daily and is payable monthly at an annual rate of 0.10% of average daily net assets.


PORTFOLIO MANAGER

BNY Hamilton Money Fund and BNY Hamilton Treasury Money Fund Richard Klingman is a vice president of the adviser and has managed the funds since 1997. He joined the adviser in 1996 and has been managing assets since 1990.



14  Account Policies

NOTES




                                                                        Notes 15

FOR MORE INFORMATION

Annual and Semi-Annual Reports These include commentary from the fund manager on the market conditions and investment strategies that significantly affected each fund's performance, detailed performance data, a complete inventory of the funds' securities and a report from the funds' auditor.

Statement of Additional Information (SAI) The SAI contains more detailed disclosure on features and policies of the funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this prospectus).

You can obtain these documents free of charge, make inquiries or request other information about the funds by contacting your dealer or:


BNY Hamilton Funds
P.O. Box 163310
Columbus, OH 43216-3310
800-426-9363


Information is also available from the SEC:


Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
www.sec.gov
E-mail: publicinfo@sec.gov

For information on the operation of the SEC's public reference room, where documents may be viewed and copied, call:

1-202-942-8090

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number:  811-6654


BNY-0087 4/00                                                 BNY
                                                            HAMILTON
                                                              FUNDS

                                      BNY
                                    Hamilton

                                     [LOGO]
                                [GRAPHIC OMITTED]

PROSPECTUS

     Money Market Funds--

     Hamilton Premier Shares



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.




                            / / Money Fund

                            / / Treasury Money Fund



                                  April 25, 2000



                                      BNY
                                    HAMILTON
                                     FUNDS

ABOUT THE FUNDS

4    BNY Hamilton Money Fund

8    BNY Hamilton Treasury Money Fund


SERVICES PROVIDED

12   Services Provided


ACCOUNT POLICIES

13   Daily NAV Calculation

13   Distributions and Tax Considerations

15   Investment Adviser


15   Portfolio Manager




FOR MORE INFORMATION
Back Cover

AN INTRODUCTION TO BNY HAMILTON FUNDS

The BNY Hamilton Funds aim for high returns with consistent performance over many market cycles.

The BNY Hamilton Money Funds are designed for investors who seek stability of principal. They are a valuable component of most portfolios and well-suited for investing money that may be needed in the near future. The funds take extra measures to provide for safety and liquidity, including:

o avoiding investing in split-rated securities--securities that are rated higher by one rating agency than another

o limiting the average dollar-weighted maturity of their portfolios to 60 days rather than the 90 days permitted.

RISKS OF MUTUAL FUND INVESTING

Investments in mutual funds are not bank deposits, nor are they guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important to read all the disclosure information provided and to understand that you could lose money by investing in any of these funds.

MONEY FUND

                                   CUSIP Number:                          [LOGO]
                                   Hamilton Premier Shares     [GRAPHIC OMITTED]
                                   05561M507


INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing principally in high-quality money market instruments.


PORTFOLIO MANAGEMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in debt securities within the highest short-term credit rating categories and their unrated equivalents. The maximum allowable maturity for any individual holding is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less. The Fund may invest in debt securities that meet these criteria and are issued by U.S. and foreign issuers, including:

o    corporations

o    banks

o    governments

o    U.S. agencies, states, and municipalities

The Fund may also invest in money market securities issued by multinational organizations such as the World Bank.

The Fund's investments are diversified through broad exposure to fixed- and variable-rate securities across issuers and sectors. The Fund also invests in repurchase agreements, which are contracts to sell and buy back a given security at a specific time and price, to enhance yields.



4 BNY Hamilton Money Fund

MAIN INVESTMENT RISKS


The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.

The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers. Any of the money market securities held by the Fund could be downgraded in credit rating below minimum standards or go into default.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.


Money Funds and the AAA/Aaa Rating

All money market funds that utilize amortized costs must comply with the SEC's Rule 2a-7, which covers diversification standards, credit quality restrictions, and maturity limits for individual securities and the portfolio as a whole.

In order to obtain the AAA/Aaa rating from Standard & Poor's and Moody's, money market funds observe additional, more conservative investment guidelines. First, the fund's weighted average maturity may not exceed 60 days. In addition --


To obtain Standard & Poor's AAA:


o    Investments must have a minimum rating of A-1.

o Fifty percent of the fund's assets must be invested in securities with the highest short-term credit rating--A-1+.

To obtain Moody's Aaa rating:

o    Investments must have Moody's highest short-term credit rating--P-1.


                                                      BNY Hamilton Money Fund  5

PAST PERFORMANCE

The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.

                                  [BAR GRAPH]

Annual total returns (%) as of 12/31/991


             5.54  5.03   5.19   5.14   4.72
----------------------------------------------
              95    96     97     98     99



 Best quarter: Q2 '95 +1.39                Worst quarter: Q1 '99 +1.11



The table below presents the Fund's average annual returns over various periods.

Average annual total returns (%) as of 12/31/99*



                                                   Life
                             1 Year   5 Years   of fund
--------------------------------------------------------

 Hamilton Premier Shares(1)   4.77      5.13      5.09




* Assumptions: $1,000 initial investment with all dividends and distributions reinvested.


FEES AND EXPENSES


The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out of pocket expenses.



 Fee table (% of average net assets)


                                           Hamilton
                                            Premier
                                             Shares
---------------------------------------------------
 Shareholder Fees                             None

 Annual Operating Expenses
---------------------------------------------------
 Management fee                               0.10
 Servicing fee                                0.25
 Other expenses                               0.14

 Total annual operating expenses              0.49



The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.


 Expenses on a $10,000 investment* ($)


                     1 Year   3 Years  5 Years  10 Years
-------------------------------------------------------

 Hamilton Premier
   Shares             50        157      274      616




* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

--------------------------------------------------------------------------------
(1)  Hamilton Premier Shares commenced operations on 8/15/94.

6 BNY Hamilton Money Fund

FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 1999 has been audited by Ernst & Young LLP*, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.





Year Ended December 31,                                   1999       1998      1997      1996      1995
----------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
----------------------------------------------------------------------------------------------------------

 Net asset valueat beginning of period                    1.00       1.00      1.00      1.00      1.00
                                                        --------------------------------------------------

 Income from investment operations:
   Net investment income                                 0.047      0.050     0.051     0.049     0.054

 Less dividends:
   Dividends from net investment income                 (0.047)    (0.050)   (0.051)   (0.049)   (0.054)
                                                        --------------------------------------------------

 Net asset value at end of period                         1.00       1.00      1.00      1.00      1.00
                                                        --------------------------------------------------

 Total return (%)                                         4.77       5.14      5.19      5.03      5.54

 Ratios/Supplemental Data (%)
---------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                 871,287  1,064,645   688,339   463,759    340,163

 Ratio of expenses to average net assets                  0.49       0.51      0.51      0.53      0.54

 Ratio of net investment income to average net assets     4.70       5.01      5.09      4.91      5.40



*    KPMG LLP has audited the figures for 1997 and 1998.

     Previous years' data were audited by Deloitte & Touche LLP.


                                                      BNY Hamilton Money Fund  7

Treasury Money Fund


                                    CUSIP Number:
                                    Hamilton Premier Shares               [LOGO]
                                    05561M804                  [GRAPHIC OMITTED]



INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the U.S. Treasury and repurchase agreements fully collateralized by obligations of the U.S. Treasury.


MANAGEMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in securities backed by the full faith and credit of the U.S. government. These securities include:

o    Treasury bills

o    Treasury notes

o    Treasury bonds

o    repurchase agreements fully collateralized by U.S. Treasury obligation.

The maximum allowable maturity for any individual security is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less.

In investing the Fund's assets, the portfolio manager seeks to take advantage of the dynamics of short-term interest rates by actively managing the Fund's average weighted maturity. The Fund may invest in repurchase agreements, which are contracts to sell and buy back a given security at a specific time and price, to enhance yields.



8  BNY Hamilton Treasury Money Fund

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.

Since the fund invests only in U.S. Treasury obligations and repurchase agreements based on them, its yield may lag other money market funds that invest in higher-yielding securities with some credit risk. The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers.



An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
Money Funds and the AAA/Aaa Rating

All money market funds that utilize amortized costs must comply with the SEC's Rule 2a-7, which covers diversification standards, credit quality restrictions, and maturity limits for individual securities and the portfolio as a whole.


In order to obtain the AAA/Aaa rating from Standard & Poor's and Moody's, money market funds observe additional, more conservative investment guidelines. U.S. Treasury obligations automatically meet the most stringent credit quality requirements. In addition, the fund's weighted average maturity may not exceed 60 days.




                                             BNY Hamilton Treasury Money Fund  9

PAST PERFORMANCE

The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.


 Annual total returns (%) as of 12/31/991
-----------------------------------------

              [BAR GRAPH]

             4.99    4.54
------------------------------------
             98       99



 Best quarter: Q4 '97 +1.28                Worst quarter: Q1 '99 +1.07




The table below presents the Fund's average annual returns over various periods.

Average annual total returns (%) as of 12/31/99*
--------------------------------------------------

                                              Life
                                  1 Year   of fund
--------------------------------------------------

 Hamilton Premier Shares(1)        4.54      4.86



* Assumptions: $1,000 initial investment with all dividends and distributions reinvested.


FEES AND EXPENSES


The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out of pocket expenses.


 Fee table (% of average net assets)
--------------------------------------------------


                                          Hamilton
                                           Premier
                                            Shares
--------------------------------------------------

Shareholder Fees                             None

Annual Operating Expenses
Management fee                               0.10
Servicing fee                                0.25
Other expenses                               0.17

Total annual operating expenses              0.52



The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.


 Expenses on a $10,000 investment* ($)
-----------------------------------------------------

                 1 Year   3 Years  5 Years  10 Years
-----------------------------------------------------
 Hamilton Premier
 Shares            53       167       291      653




* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.


--------------------------------------------------------------------------------
(1)  Hamilton Premier Shares commenced operations on 4/1/97.



10 BNY Hamilton Treasury Money Fund

FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 1999 has been audited by Ernst & Young LLP*, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.






Year Ended December 31,                                 1999        1998      1997(1)

Per-Share Data ($)
----------------------------------------------------------------------------------------
Net asset value at beginning of period                   1.00       1.00      1.00
----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.045      0.049     0.038

Less distributions:
  Dividends from net investment income                 (0.045)    (0.049)   (0.038)
----------------------------------------------------------------------------------------
Net asset value at end of period                         1.00       1.00      1.00
----------------------------------------------------------------------------------------
Total return (%)                                         4.54       4.99     3.832


Ratios/Supplemental Data (%)
----------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                 429,461    520,492   183,895
Ratio of expenses (after reduction) to
  average net assets                                     0.52       0.52      0.503
Ratio of expenses (before reduction) to
  average net assets                                     0.52       0.53      0.563
Ratio of net investment income (after reduction)
   to average net assets                                 4.41       4.82      5.063




*    Previous years' data were audited by KPMG LLP.

--------------------------------------------------------------------------------
(1)  Hamilton Premier Shares commenced operations on 4/1/97.

(2)  Not annualized.

(3)  Annualized.



                                             BNY Hamilton Treasury Money Fund 11

SERVICES PROVIDED


SHAREHOLDER SERVICING PLANS

The adviser has entered into servicing agreements with certain institutions (shareholder organizations) that invest in Hamilton Premier Shares of these funds for their customers. Under these agreements, the institutions provide support services to their customers, and the funds, in turn, pay the institutions 0.25% (annualized) of the average daily NAV of their customers' Hamilton Premier Shares.

Services that the shareholder organizations are responsible for providing to their customers include the following:

o aggregating and processing customer purchase and redemption orders, then placing net purchase and redemption orders with the distributor

o providing automatic reinvestment of customers' cash balances in other investment accounts in Hamilton Premier Shares, if requested

o    processing customers' dividend payments

o    providing periodic statements to their customers

o    arranging for bank wires

o    providing adequate customer support facilities

o    performing all necessary sub-accounting

o    forwarding shareholder communications from the funds

Some shareholder organizations may charge their customers additional fees for their services connected with investments in these funds. If so, they are required to disclose them. Their customers should read this prospectus along with the terms governing their accounts.

Fee waivers The funds' service providers normally pay all expenses in connection with the performance of their services, while each fund pays its own operating expenses. During the course of the funds' fiscal year, the administrator and/or adviser may voluntarily reduce their fees or pay certain fund expenses. This will have the effect of increasing investors' yields. But the adviser and/or administrator may still be reimbursed by the funds before the end of the fiscal year. If so, investors' yields will then decrease correspondingly.


WIRE ORDER PROCESSING

Wire order processing services for direct investors will be provided by the transfer agent. Shareholder organizations will provide similar services for their customers.


MONTHLY STATEMENTS

Shareholders receive monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Shareholders will also receive confirmations of each purchase, exchange or redemption.


SWEEP FACILITY FOR AUTOMATIC REINVESTMENT

Accounts are automatically "swept" each day, and amounts above a pre-arranged minimum balance are invested in Hamilton Premier Shares of the funds. Further information on the sweep facility is available from the adviser or from your shareholder organization.


12 Services Provided

ACCOUNT POLICIES


DAILY NAV CALCULATION

Each fund calculates its net asset value per share (NAV) at 4:30 p.m eastern time each business day (Monday through Friday), though they may not do so on a day when no purchase or redemption orders are received. A business day is a day on which the New York Stock Exchange is open and any other day during which trading in the funds' portfolio securities could materially affect the funds' NAV. The funds use the amortized cost method to value their securities. Dividends and expenses accrue daily.

Purchase orders received before the regular close of the New York Stock Exchange will be executed at the offering price calculated at that day's close.


DISTRIBUTIONS AND TAX CONSIDERATIONS

Net investment income for Hamilton Premier Shares of each fund will be determined immediately before calculation of NAV each business day. Hamilton Premier Shares will begin earning dividends on the first business day their purchase is effective.

Net investment income for Hamilton Premier Shares of each fund will be declared as dividends daily and paid monthly within five business days after the end of the month. Dividends and distributions will be payable to shareholders of record at the time of declaration. Each fund automatically pays distributions in the form of additional fund shares. Notify the transfer agent in writing to:

o    choose to receive distributions in cash

o    change the way you currently receive distributions


Your taxable income is the same either way. If you choose to receive distributions in cash, and the checks are either returned as undeliverable or left uncashed for six months, your future distributions will be reinvested in your fund, and uncashed checks will be cancelled and reinvested at the fund's share price as of the day of cancellation.




Type of Distribution        Federal Tax Status
--------------------        ------------------
Dividends from net          ordinary income
investment income


Short-term capital          ordinary income
gains





The funds do not expect to realize long-term capital gains or losses. Distributions from the funds are expected to be primarily ordinary income from dividends.

The funds issue detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investors who do not provide a valid Social Security or taxpayer identification number to the funds may be subject to federal backup withholding tax and charges against their accounts related to fines.

You should consult your tax adviser about your own particular tax situation.



                                                             Account Policies 13

PURCHASING AND REDEEMING PREMIER SHARES


Minimum investment requirements
-------------------------------

 Initial investment
 ------------------

 $500,000


Fund shares are redeemed at the next NAV per share calculated after the transfer agent receives the purchase order. The funds do not impose any fee for direct purchase or redemption orders, but broker-dealers may charge a fee for these services. Payments must be in U.S. dollars. Purchases made by check will not be redeemed until the purchase check clears, which may take up to ten business days.

Investors are entitled to purchase, exchange or redeem shares by telephone at no charge. Telephone privileges are not available for ten days following a change of address. You must notify the transfer agent in writing if you want to disable telephone transactions.

The funds do not issue share certificates.

Redemption proceeds are normally wired to the redeeming shareholder on the same business day, if the order is received before the close of business. In order for the adviser to manage each fund most effectively, investors are urged to initiate redemptions early in the day, if possible, and to notify the transfer agent at least one day in advance for redemptions of more than $5 million.

Reserved rights The funds reserve the following rights:

o    To suspend sale of shares to the public

o To reject any exchange request and to modify or terminate exchange privileges

o To delay wiring redemption proceeds for up to seven days, if the adviser believes an earlier payment could adversely affect a fund

o    To suspend the right of redemption

Exchange minimums You may exchange shares between the funds in this prospectus and any other BNY Hamilton fund. An exchange for Investor Shares of any other BNY Hamilton fund must have a value of at least $500. If you will be investing in a new fund, you must also exchange enough shares to meet the minimum balance requirement.

To make an exchange for Institutional Shares of any other BNY Hamilton fund, contact your Bank of New York representative.

From the perspective of tax liability, an exchange is the same as a redemption from one fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange.

Signature guarantees You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.



14 Account Policies

INVESTMENT ADVISER


The investment adviser of these funds is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $74 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $60 billion in investments for institutions and individuals.


Adviser compensation The adviser is responsible for all business activities and investment decisions for the funds. In return for these services, each fund pays the adviser an annual fee. The adviser's fee accrues daily and is payable monthly at an annual rate of 0.10% of average daily net assets.


PORTFOLIO MANAGER

BNY Hamilton Money Fund and BNY Hamilton Treasury Money Fund Richard Klingman is a vice president of the adviser and has managed the funds since 1997. He joined the adviser in 1996 and has been managing assets since 1990.



                                                             Account Policies 15

FOR MORE INFORMATION

Annual and Semi-Annual Reports These include commentary from the fund manager on the market conditions and investment strategies that significantly affected each fund's performance, detailed performance data, a complete inventory of the funds' securities and a report from the funds' auditor.

Statement of Additional Information (SAI) The SAI contains more detailed disclosure on features and policies of the funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this prospectus).

You can obtain these documents free of charge, make inquiries or request other information about the funds by contacting your dealer or:


BNY Hamilton Funds
P.O. Box 163310
Columbus, OH 43216-3310
800-426-9363


Information is also available from the SEC:


Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
www.sec.gov
E-mail: publicinfo@sec.gov


For information on the operation of the SEC's public reference room, where documents may be viewed and copied, call:


1-202-942-8090


Note: The SEC requires a duplicating fee for paper copies.

SEC File Number:  811-6654

BNY-0088    4/00



                                      BNY
                                    HAMILTON
                                     FUNDS

                                      BNY
                                    HAMILTON

                                     [LOGO]

Prospectus


Money Market Funds--

Hamilton Classic Shares

                                        / / Money Fund

                                        / / TREASURY MONEY FUND



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is commiting a crime.



                                                April 25, 2000



                                      BNY
                                    HAMILTON
                                     FUNDS

ABOUT THE FUNDS

4    BNY Hamilton Money Fund

8    BNY Hamilton Treasury Money Fund


SERVICES PROVIDED

12   Services Provided

ACCOUNT POLICIES

13   Daily NAV Calculation

13   Distribution (12b-1) Plan

14   Opening an Account/Purchasing Shares

16   Making Exchanges/Redeeming Shares

17   Distributions and Tax Considerations

18   Investment Adviser



18   Portfolio Manager


For More Information
Back Cover

AN INTRODUCTION TO BNY HAMILTON FUNDS

The BNY Hamilton Funds aim for high returns with consistent performance over many market cycles.

The BNY Hamilton Money Funds are designed for investors who seek stability of principal. They are a valuable component of most portfolios and well-suited for investing money that may be needed in the near future. The funds take extra measures to provide for safety and liquidity, including:

o avoiding investing in split-rated securities--securities that are rated higher by one rating agency than another

o limiting the average dollar-weighted maturity of their portfolios to 60 days rather than the 90 days permitted.

RISKS OF MUTUAL FUND INVESTING

Investments in mutual funds are not bank deposits, nor are they guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important to read all the disclosure information provided and to understand that you could lose money by investing in any of these funds.

BNY HAMILTON

     MONEY FUND


                                             CUISP Number:           [LOGO]
                                             Hamilton Classic Shares
                                             05561M606


INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing principally in high-quality money market instruments.


PORTFOLIO MANAGEMENT STRATEGY

The Fund may also invest in money market securities issued by multinational organizations such as the World Bank.

The Fund seeks to maintain a stable $1 share price and invests exclusively in debt securities within the highest short-term credit rating categories and their unrated equivalents. The maximum allowable maturity for any individual holding is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less. The Fund may invest in debt securities that meet these criteria and are issued by U.S. and foreign issuers, including:

o    corporations

o    banks

o    governments

o    U.S. agencies, states, and municipalities

The Fund's investments are diversified through broad exposure to fixed- and variable-rate securities across issuers and sectors. The Fund also invests in repurchase agreements, which are contracts to sell and buy back a given security at a specific time and price, to enhance yields.


4 BNY Hamilton Money Fund

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.

The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers. Any of the money market securities held by the Fund could be downgraded in credit rating below minimum standards or go into default.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.



Money Funds and the AAA/Aaa Rating


All money market funds that utilize amortized costs must comply with the SEC's Rule 2a-7, which covers diversification standards, credit quality restrictions, and maturity limits for individual securities and the portfolio as a whole.


In order to obtain the AAA/Aaa rating from Standard & Poor's and Moody's, money market funds observe additional, more conservative investment guidelines. First, the fund's weighted average maturity may not exceed 60 days. In addition --
To obtain Standard & Poor's AAA:


o    Investments must have a minimum rating of A-1.

o Fifty percent of the fund's assets must be invested in securities with the highest short-term credit rating--A-1+.

To obtain Moody's Aaa rating:

o    Investments must have Moody's highest short-term credit rating--P-1.


                                                      BNY Hamilton Money Fund  5

PAST PERFORMANCE

The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.


Annual total returns (%) as of 12/31/99(1)

                            [Bar Chart Appears Here]


4.73  4.80  4.81  4.51
-----------------------
 96    97    98    99


  Best quarter: Q4 '99 +1.22                Worst quarter: Q2 '99 +1.04






The table below presents the Fund's average annual returns over various periods.

Average annual total returns (%) as of 12/31/99*


                                              Life
                                  1 Year   of fund
--------------------------------------------------
 Hamilton Classic Shares(1)        4.51      4.72



* Assumptions: $1,000 initial investment with all dividends and distributions reinvested.



FEES AND EXPENSES


The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out of pocket expenses.


Fee table (% of average net assets)

                                          Hamilton
                                           Classic
                                            Shares
--------------------------------------------------

 Shareholder Fees                             None



 Annual Operating Expenses
--------------------------------------------------
 Management fee                               0.10
 Distribution (12b-1) fees                    0.25
 Servicing fee                                0.25
 Other expenses                               0.14

 Total annual operating expenses              0.74




The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this informaiton so that you can make comparisons. Your actual costs could be higher or lower than this example.

Expenses on a $10,000 investment*($)


                       1 Year   3 Years  5 Years  10 Years
-----------------------------------------------------------
 Hamilton Classic
 Shares                  76       237       411      918




* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.


--------------------------------------------------------------------------------
(1)  Hamilton Classic Shares commenced operations on 12/4/95.


6 BNY Hamilton Money Fund

FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 1999 has been audited by Ernst & Young LLP*, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.




 Year Ended December 31,
 Per-Share Data ($)                                       1999       1998      1997      1996      1995(1)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value at beginning of period                   1.00       1.00     1.00       1.00      1.00
                                                       --------------------------------------------------------------------
 Income from investment operations:
   Net investment income                                  0.044      0.047    0.047      0.046     0.004
 Less distributions:
   Dividends from net investment income                  (0.044)    (0.047)  (0.047)    (0.046)   (0.004)
                                                       --------------------------------------------------------------------
 Net asset value at end of period                          1.00       1.00     1.00       1.00      1.00
                                                       --------------------------------------------------------------------

  Total return (%)                                         4.51       4.81     4.80       4.73     0.40(2)


 Ratios/Supplemental Data (%)
---------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                  892,560     19,995   16,725     13,478     3,098
 Ratio of expenses to average net assets                   0.74       0.83     0.88       0.82     0.76(3)
 Ratio of net investment income to average net assets      4.46       4.70     4.71       4.67     5.18(3)



* KPMG LLP has audited the figures for 1997 and 1998. Previous years' data were audited by Deloitte & Touche LLP.


--------------------------------------------------------------------------------
(1)   Hamilton Classic Shares commenced operations on 12/4/95.
(2)   Not annualized.
(3)   Annualized.

                                                      BNY Hamilton Money Fund  7

BNY HAMILTON

TREASURY MONEY FUND




                                             CUSIP Number:
                                             Hamilton Classic Shares
                                             05561M747


INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the U.S. Treasury and repurchase agreements fully collateralized by obligations of the U.S. Treasury.


MANAGEMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in securities backed by the full faith and credit of the U.S. government. These securities include:

o    Treasury bills

o    Treasury notes

o    Treasury bonds

o    repurchase agreements fully collateralized by U.S. Treasury obligations.

The maximum allowable maturity for any individual security is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less.


In investing the Fund's assets, the portfolio manager seeks to take advantage of the dynamics of short-term interest rates by actively managing the Fund's average weighted maturity. The Fund may invest in repurchase agreements, which are contracts to sell and buy back a given security at a specific time and price, to enhance yields.



8  BNY Hamilton Treasury Money Fund

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.

Since the fund invests only in U.S. Treasury obligations or repurchase agreements based on them, its yields may lag other money market funds that invest in higher-yielding securities with some credit risk. The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.



Money Funds and the AAA/Aaa Rating


All money market funds that utilize amortized costs must comply with the SEC's Rule 2a-7, which covers diversification standards, credit quality restrictions, and maturity limits for individual securities and the portfolio as a whole.


In order to obtain the AAA/Aaa rating from Standard & Poor's and Moody's, money market funds observe additional, more conservative investment guidelines. U.S. Treasury obligations automatically meet the most stringent credit quality requirements. In addition, the fund's weighted average maturity may not exceed 60 days.


                                              BNY Hamilton Treasury Money Fund 9

Past Performance



The table below presents the Fund's average annual returns since inception.



Average annual total returns (%) as of 12/31/99*

                                             Since
                                           4/30/99
--------------------------------------------------

 Hamilton Classic Shares(1)                   4.33



* Assumptions: $1,000 initial investment with all dividends and distributions reinvested.




Since the Fund has less than a full year of operation as of December 31, 1999, no historical performance information has been presented in the bar chart.



FEES AND EXPENSES



The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out of pocket expenses.



Fee table (% of average net assets)

                                          Hamilton
                                           Classic
                                            Shares
--------------------------------------------------

 Shareholder Fees                             None

 Annual Operating Expenses

 Management fee                               0.10
 Distribution (12b-1) fees                    0.25
 Servicing fee                                0.25
 Other expenses                               0.18

Total annual operating expenses             0.78


The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.



Expenses on a $10,000 investment*($)

                         1 Year   3 Years  5 Years  10 Years
-------------------------------------------------------------
 Hamilton Classic
 Shares                    80       249       433      966



* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

--------------------------------------------------------------------------------

(1)  Hamilton Classic Shares commenced operations on 4/30/99.



10  BNY Hamilton Treasury Money Fund

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 1999 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.


Period Ended December 31,                              1999(1)
                                                       -------
 Per-Share Data ($)
 Net asset value at beginning of period                  1.00
                                                       ------
 Income from investment operations:
   Net investment income                                 0.029
 Less distributions:
   Dividends from net investment income                 (0.029)
                                                       ------

 Net asset value at end of period                        1.00
                                                       ------

 Total return (%)                                        2.90(2)


 Ratios/Supplemental Data (%)
--------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                 227,117
 Ratio of expenses  to average net assets                0.783
 Ratio of net investment income to average net assets    4.333




--------------------------------------------------------------------------------

(1)    Hamilton Classic Shares commenced operations on 4/30/99.
(2)    Not annualized.
(3)    Annualized.



                                            BNY Hamilton Treasury Money Fund  11

SERVICES PROVIDED

SHAREHOLDER SERVICING PLANS

The adviser has entered into servicing agreements with certain institutions (shareholder organizations) that invest in Hamilton Classic Shares of these funds for their customers. Under these agreements, the institutions provide support services to their customers, and the funds, in turn, pay the institutions 0.25% (annualized) of the average daily NAV of their customers' Hamilton Classic Shares.

Services that the shareholder organizations are responsible for providing to their customers include the following:

o aggregating and processing customer purchase and redemption orders, then placing net purchase and redemption orders with the distributor

o providing automatic reinvestment of customers' other investment accounts in Hamilton Classic Shares, if requested

o    processing customers' dividend payments

o    providing periodic statements to their customers

o    arranging for bank wires

o    providing adequate customer support facilities

o    performing all necessary sub-accounting

o    forwarding shareholder communications from the funds

Some shareholder organizations may charge their customers additional fees for their services connected with investments in these funds. If so, they are required to disclose them. Their customers should read this prospectus along with the terms governing their accounts.

Fee waivers The funds' service providers normally pay all expenses in connection with the performance of their services, while each fund pays its own operating expenses. During the course of the funds' fiscal year, the administrator and/or adviser may voluntarily reduce their fees or pay certain fund expenses. This will have the effect of increasing investors' yields. But the adviser and/or administrator may still be reimbursed by the funds before the end of the fiscal year. If so, investors' yields will then decrease correspondingly.


WIRE ORDER PROCESSING

Wire order processing services for direct investors will be provided by the transfer agent. Shareholder organizations will provide similar services for their customers.


MONTHLY STATEMENTS

Shareholders receive monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Shareholders will also receive confirmations of each purchase, exchange or redemption.


SWEEP FACILITY FOR AUTOMATIC REINVESTMENT

Accounts are automatically OsweptO each day, and amounts above a pre-arranged minimum balance are invested in Hamilton Classic Shares of the funds. Further information on the sweep facility is available from the adviser or from your shareholder organization.


12 Services Provided

ACCOUNT POLICIES

DAILY NAV CALCULATION



Each fund calculates its net asset value per share (NAV) at 4:30 p.m eastern time each business day (Monday through Friday), though they may not do so on a day when no purchase or redemption orders are received. A business day is a day on which the New York Stock Exchange is open and any other day during which trading in the funds' portfolio securities could materially affect the funds' NAV. The funds use the amortized cost method to value their securities. Dividends and expenses accrue daily.


Purchase orders received before the regular close of the New York Stock Exchange will be executed at the offering price calculated at that day's close.

The BNY Hamilton Money Fund may invest in securities that are traded on foreign exchanges, which may be open when the New York Stock Exchange is closed. The value of your investment in the fund may change on days when you will be unable to purchase or redeem shares.


DISTRIBUTION (12B-1) PLAN

The directors have adopted 12b-1 distribution plans with respect to the Hamilton Classic Shares of each of the funds in this prospectus. The plans permit the funds to reimburse the Distributor for distribution expenses in an amount up to 0.25% of the annual average daily net assets of Hamilton Classic Shares.

These fees are paid out of fund assets on an ongoing basis, and over time, they could cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------
Opening an Account

Mimimum investment requirements


                           Minimum initial           Minimum continuing
 Account Type              investment                investments                Minimum balance
-----------------------------------------------------------------------------------------------
 IRA                       $250                      $25                        N/A

 Regular Account           $2,000                    $100                       $500

 Automatic Investment
   Program                 $500                      $50                        N/A

 Government Direct         $250                      minimum $100;
 Deposit Program*                                    maximum  $50,000


Note: Employees and retirees of The Bank of the New York and its affiliates, and employees of the administrator, distributor and their affiliates may open a regular account with $100 and make continuing investments of $25. Employees and retirees of The Bank of New York and its affiliates may also invest through payroll deduction. Call 800-4BNY-FND (800-426-9363) for details.

* For federal employees and investors who receive Social Security or certain other payments from the federal government.


                                                             Account Policies 13

OPENING AN ACCOUNT/PURCHASING SHARES


Open an account
---------------

Mail
----

Send completed new account application and a check payable directly to each fund you want to invest in.

BNY Hamilton Funds
P.O. Box 163310
Columbus, OH 43216-3310

For all enrollment forms, call 800-426-9363.


Wire
----

The funds do not charge a fee for wire transactions, but your bank may.

Mail your completed new account application to the Ohio address above. Call the transfer agent at 800-952-6276 for an account number.

Instruct your bank to wire funds to a new account at:

The Bank of New York
New York, NY 10286
ABA: 021000018
BNY Hamilton Funds
DDA 8900275847
Attn: [your fund]
Ref: [your name, account number and taxpayer ID]



Phone
-----

-------



Dealer
------

Note: a broker-dealer may charge a fee.




Add to your investment
----------------------

Mail
----

Send a check payable directly to your fund to:

BNY Hamilton Funds, Inc.
P.O. Box 806
Newark, NJ 07101-0806

If possible, include a tear-off payment stub from one of your transaction confirmation statements.


Wire
----

Instruct your bank to wire funds to:

The Bank of New York
New York, NY 10286
ABA: 021000018
BNY Hamilton Funds
DDA 8900275847
Attn: [your fund]
Ref: [your name, account number and taxpayer ID]


Phone
-----


Call 800-426-9363.

You must provide the required information about your bank on your new account application, or in a signature guaranteed letter. Your bank must be a member of the ACH (Automated Clearing House) system.



Dealer
------

Contact your broker-dealer.


14  Account Policies

Open an account
---------------


Automatic Investment Program
----------------------------

Automatic investments are withdrawn from your bank account on a monthly or biweekly basis.

Make an initial investment of at least $500 by whatever method you choose. Be sure to fill in the information required in section 7 of your new account application.

Your bank must be a member of the ACH (Automated Clearing House) system.



Government Direct Deposit Program
---------------------------------


For federal employees and investors who receive social security or certain other payments from the federal government.



Call 800-426-9363 for instructions on how to enroll.



Add to your investment
----------------------


Once you specify a dollar amount (minimum $50), investments are automatic.

You can modify or terminate this service at any time by mailing a notice to:

BNY Hamilton Funds
P.O. Box 163310
Columbus, OH 43216-3310



Government Direct Deposit Program
---------------------------------

Once you are enrolled, investments are automatic.

You can terminate the service at any time by contacting the appropriate federal agency.




Purchases by personal check Checks or money orders should be in U.S.
dollars and payable to the specific fund you wish to invest in. The funds do not accept third-party checks. In addition, you may not redeem shares purchased by check until your original purchase clears, which may take up to ten business days.


Wire transactions The adviser does not charge a fee for wire transfers from your bank to the funds. However, your bank may charge a service fee for wiring funds.



                                                             Account Policies 15

MAKING EXCHANGES/REDEEMING SHARES

To exchange shares between mutual funds (mimimun $500)


Phone
-----


Call 800-426-9363.



Mail
----

The funds do not charge a fee for wire transactions, but your bank may.

Your instructions should include:

o    your account number

o names of the funds and number of shares or dollar amount you want to exchange.


Dealer
------

Contact your broker-dealer.



Systematic Withdrawal
---------------------

Requires $10,000 minimum fund balance



To redeem shares


Phone
-----

Call 800-426-9363.


The proceeds can be wired to your bank account two business days after your redemption request, or a check can be mailed to you at the address of record on the following business day.


Mail
----

Your instructions should include:

o    your account number

o names of the funds and number of shares or dollar amount you want to exchange.

A signature guarantee is required whenever:

o    you redeem more than $50,000

o    you want to send proceeds to a different address

o    you have changed your account address within the last 60 days


Dealer
------


Contact your broker-dealer.


Systematic Withdrawl
--------------------

You can choose from several options for monthly, quarterly, semi-annual or annual withdrawals:

o    declining balance

o    fixed dollar amount

o    fixed share quantity

o    fixed percentage of your account


Call 800-426-9363 for details.


16  Account Policies

EXCHANGING AND REDEEMING SHARES

As with purchase orders, redemption requests received before the regular close of the New York Stock Exchange will be executed at the NAV calculated at that day's close.

Minimum account balances If your account balance falls below $500 due to redemptions, rather than market movements, the fund may give you 60 days to bring the balance back up. If you do not increase your balance, the fund may close your account and send you the proceeds.

Exchange minimums You may exchange shares of the same class between funds. From the perspective of tax liability, an exchange is the same as a redemption from one fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange. Shares to be exchanged must have a value of at least $500. If you will be investing in a new fund, you must also exchange enough shares to meet the minimum balance requirement.

Checkwriting privileges Checkwriting privileges are available by request to shareholders of these funds. The minimum check amount is $500. There is no fee for writing checks, but the funds will charge for stop payments or overdrafts. You cannot close your account by writing a check.

The funds reserve the right to impose a fee or terminate this service upon notice to shareholders.

Signature guarantees You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.


DISTRIBUTIONS AND TAX CONSIDERATIONS

Each fund pays dividends and distributions approximately 10 calendar days before month end. Distributions are automatically paid in the form of additional fund shares. Notify the transfer agent in writing to:

o    choose to receive dividends or distributions (or both) in cash

o    change the way you currently receive distributions


Your taxable income is the same either way. If you choose to receive distributions in cash, and the checks are either returned as undeliverable or left uncashed for six months, your future distributions will be reinvested in your fund, and uncashed checks will be cancelled and reinvested at the fund's share price as of the day of cancellation.



Type of Distribution       Federal Tax Status
--------------------       ------------------
Dividends from net         ordinary income
investment income

Short-term capital gains   ordinary income



The funds do not expect to realize long-term capital gains or losses. Distributions from the funds are expected to be primarily ordinary income from dividends.

The funds issue detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investors who do not provide a valid Social Security or taxpayer identification number to the funds may be subject to federal backup withholding tax and charges against their accounts related to fines.

You should consult your tax adviser about your own particular tax situation.



                                                             Account Policies 17

INVESTMENT ADVISER

The investment adviser of these funds is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $74 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $60 billion in investments for institutions and individuals.

Adviser compensation The adviser is responsible for all business activities and investment decisions for the funds. Each fund pays the adviser an annual fee. The adviser's fee accrues daily and is payable monthly at an annual rate of 0.10% of average daily net assets.


PORTFOLIO MANAGER

BNY Hamilton Money Fund and BNY Hamilton Treasury Money Fund Richard Klingman is a vice president of the adviser and has managed the funds since 1997. He joined the adviser in 1996 and has been managing assets since 1990.





18  Account Policies

NOTES
















                                                                        Notes 19

FOR MORE INFORMATION

Annual and Semi-Annual Reports These include commentary from the fund manager on the market conditions and investment strategies that significantly affected each fund's performance, detailed performance data, a complete inventory of the funds' securities and a report from the funds' auditor.

Statement of Additional Information (SAI) The SAI contains more detailed disclosure on features and policies of the funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this prospectus).

You can obtain these documents free of charge, make inquiries or request other information about the funds by contacting your dealer or:


BNY Hamilton Funds
P.O. Box 163310
Columbus, OH 43216-3310
800-426-9363


Information is also available from the SEC:


Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
www.sec.gov
E-mail: publicinfo@sec.gov


For information on the operation of the SEC's public reference room, where documents may be viewed and copied, call:


1-202-942-8090


Note: The SEC requires a duplicating fee for paper copies.

SEC File Number:  811-6654

BNY-0089    4/00




                                       BNY
                                    HAMILTON
                                     FUNDS

                                      BNY
                                    HAMILTON


                                     [LOGO]

         PROSPECTUS

         EQUITY INCOME FUND

         LARGE CAP GROWTH FUND

         SMALL CAP GROWTH FUND

         INTERNATIONAL
         EQUITY FUND

         INTERMEDIATE
         GOVERNMENT FUND

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.

         INTERMEDIATE INVESTMENT
         GRADE FUND

         INTERMEDIATE NEW YORK
         TAX-EXEMPT FUND

         INTERMEDIATE
         TAX-EXEMPT FUND


                                  APRIL 4, 2000

                                       BNY
                                    HAMILTON
                                      FUNDS

--------------------------------------------------------------------------------
ABOUT THE FUNDS
--------------------------------------------------------------------------------
   4    BNY Hamilton Equity Income Fund

   8    BNY Hamilton Large Cap Growth Fund

  12    BNY Hamilton Small Cap Growth Fund

  16    BNY Hamilton International Equity Fund

  20    BNY Hamilton Intermediate

        Government Fund

  24    BNY Hamilton Intermediate Investment

        Grade Fund

  28    BNY Hamilton Intermediate New York

        Tax-Exempt Fund

  32    BNY Hamilton Intermediate

        Tax-Exempt Fund

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------
 36     Daily NAV Calculation

 36     Distribution (12b-1) Plan

 37     Opening an Account/Purchasing Shares


 38     Making Exchanges/Redeeming Shares


 39     Distributions and Tax Considerations

 40     Investment Adviser

 40     Portfolio Managers




FOR MORE INFORMATION

Back Cover

AN INTRODUCTION TO BNY HAMILTON FUNDS

The BNY Hamilton Funds aim for high investment returns with consistent performance over many market cycles.

The equity funds are presented in order from most conservative to most aggressive and invest primarily in common stocks of companies. The BNY International Equity Fund invests primarily in companies outside the U.S. These funds are best suited for long-term investment.

The fixed-income funds, also presented in order from most conservative to most aggressive, seek to provide current income and stability of principal to varying degrees. The tax-exempt funds further aim to generate income that is free from federal and/or state income tax.

Both types of funds are valuable components in most investors' overall portfolios. The percentage of your portfolio you allocate to each would depend on your time horizon, tax bracket, investment goals and tolerance for risk, among other factors.


RISKS OF MUTUAL FUND INVESTING

Investments in mutual funds are not bank deposits, nor are they guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important to read all the disclosure information provided and to understand that you could lose money by investing in any of these funds.

                                  BNY HAMILTON

                               EQUITY INCOME FUND

                                                                          [LOGO]

                                                  CUSIP Numbers:
                                                  Institutional Shares 05561M770
                                                  Investor Shares 05561M408

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation with a yield greater than the yield of the Standard & Poor's 500 Index.


MANAGEMENT STRATEGY

The Fund pursues its objective by investing primarily in the common stock, and securities convertible into common stock, of U.S. and foreign companies. At least 65% of the Fund's assets will normally be invested in equity securities that pay dividends or interest. The portfolio is diversified broadly across market sectors, while focusing on interest rate-sensitive industries, such as financial services, utilities and real estate investment trusts (REITs). The Fund may emphasize different sectors in the future.

The portfolio manager evaluates current economic conditions and the relative merits of growth and yield in deciding how to allocate the Fund's investments between common stock and convertible securities. Convertible securities can temper losses in a declining stock market by providing steady income while still offering opportunities for capital growth.

Fundamental financial analysis is used to identify companies with reasonable valuations that pay above-average dividends and have a history of consistent growth with stable, predictable cash flows. While such companies are generally large, the Fund may invest in companies of any size. Once these companies have been identified, the Fund may invest in their common stocks or convertible securities based on their relative attractiveness. The Fund's portfolio generally includes holdings of 80 to 100 companies.

Under normal circumstances, the Fund intends to be fully invested in common stock and convertible securities, although it is permitted to invest in virtually any type of security. Most of the Fund's investments have been domestic, but it may also invest without limit in foreign securities, including those of emerging markets.

Within limits, the Fund may also use certain derivatives, which are investments whose value is determined by underlying securities or indices. As a temporary defensive measure, the Fund may invest more than 35% of its assets in cash or cash equivalents. Under such circumstances, the Fund would not be pursuing its investment objective.

4 BNY Hamilton Equity Income Fund

MAIN INVESTMENT RISKS

The value of your investment in the Fund generally will fluctuate with stock market movements. As a group, the large-capitalization stocks emphasized by the Fund could fall out of favor with the market, particularly in comparison with small- or medium-capitalization stocks.

In a strong market, convertible securities that pay above-average dividends generally lag other types of equity securities. If stocks in the portfolio reduce or eliminate their dividend payments, the fund will generate less income.

The portfolio manager's investment strategies may not work out as planned, and the Fund's performance could suffer.

The value of debt securities, including convertible securities, is most affected by interest rates. When interest rates rise, bond prices generally fall in proportion to their maturity. Any debt securities held by the Fund could be downgraded in credit rating or go into default.

Investments in foreign securities involve additional risks, including potentially unfavorable currency exchange rates, limited or misleading financial information, generally higher transaction costs and political and economic disturbances ranging from tax legislation to military coups. These risks are magnified in emerging markets.

Equity Investing and Convertibles

Convertibles are fixed-income corporate securities that pay regular interest and may be converted into shares of a company's common stock. The number of shares a convertible will turn into, its conversion ratio, is established when the security is issued. Thus, a convertible security's value can rise along with the company's common stock while providing the current income and lower volatility of a bond investment.

At the same time, convertible securities are subject to many of the risks of both stock and bond investing. Their value is influenced primarily by stock market movements but also by changes in interest rates. Convertibles are usually callable, meaning that the company can prepay its obligation, and the call terms can affect the security's value significantly.


                                               BNY Hamilton Equity Income Fund 5

PAST PERFORMANCE

The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.

Investor Shares annual total returns(1) (%) as of 12/31/99

                            [Bar Chart Appears Here]

11.94   -2.58   25.78    19.58     25.85      12.82      14.27
--------------------------------------------------------------
  93      94      95       96       97         98          99



 Best quarter: Q4 '99 +13.70                Worst quarter: Q3 '98 -9.76


The table below presents the Fund's average annual returns over various periods along with those of widely recognized indices.

Average annual total returns (%) as of 12/31/99*


                                                   Since
                               1 Year   5 Years   8/10/92
---------------------------------------------------------
 Institutional Shares(2)       14.51     19.70     15.14

 Investor Shares(1)            14.27     19.52     15.03

 S&P 500(3)                    20.98     28.56     20.85

 Lipper Equity Income
 Funds Index(4)                 4.19     17.80     14.56



* Assumptions: $1,000 initial investment with all dividends and distributions reinvested.

FEES AND EXPENSES


The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out-of-pocket expenses.


 Fee table (% of average net assets)



                                Institutional         Investor
                                   Shares              Shares
--------------------------------------------------------------
 Shareholder Fees                   None                None


 Annual Operating Expenses
--------------------------------------------------------------
 Management fee                     0.60                0.60
 Distribution (12b-1) fees            --                0.25
 Other expenses                     0.27                0.27

 Total annual operating expenses    0.87                1.12


The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.


 Expenses on a $10,000 investment* ($)


                           1 Year   3 Years  5 Years  10 Years
--------------------------------------------------------------
 Institutional Shares        89       278      482     1,073

 Investor Shares            114       356       617    1,363



* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.


--------------------------------------------------------------------------------
(1) Investor Shares commenced operations on 8/10/92.
(2) Before 4/1/97, performance figures are based on the performance of Investor Shares of the Equity Income Fund.
(3) The S&P 500 is an unmanaged index of 500 large U.S. companies.
(4) The Lipper Equity Income Funds Index tracks the returns (after fees) of the largest growth and income mutual funds. This index is included to show how the fund's performance compares with its peers.

6 BNY Hamilton Equity Income Fund

FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 1999 has been audited by Ernst & Young LLP*, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.





 Institutional Shares--Year Ended December 31,           1999       1998       1997(1)

 Per-Share Data ($)
--------------------------------------------------------------------------------------
 Net asset value at beginning of period                  16.57      15.54     14.21
--------------------------------------------------------------------------------------
 Income from investment operations:
   Net investment income                                  0.28       0.28      0.25
   Net realized and unrealized gain on investments        2.02       1.73      3.25
--------------------------------------------------------------------------------------
   Total income from investment operations                2.30       2.01      3.50
 Less distributions:
   Dividends from net investment income                  (0.29)     (0.27)    (0.24)
   Distributions from capital gains                      (2.07)     (0.71)    (1.93)
--------------------------------------------------------------------------------------
   Total dividends and distributions                      2.36      (0.98)    (2.17)
 Net asset value at end of period                        16.51      16.57     15.54
--------------------------------------------------------------------------------------
 Total return (%)                                        14.51      13.18     24.73(2)
--------------------------------------------------------------------------------------
 Ratios/Supplemental Data (%)
--------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                 547,250   528,233    522,524
 Ratio of expenses to average net assets                  0.87      0.89       0.87(3)
 Ratio of net investment income to average net assets     1.63      1.77       2.07(3)
 Portfolio turnover rate                                    53        39         65




 Investor Shares--Year Ended December 31,                 1999       1998      1997      1996      1995
-------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
-------------------------------------------------------------------------------------------------------
 Net asset value at beginning of period                  16.53      15.53     14.12     12.99     10.70
-------------------------------------------------------------------------------------------------------
 Income from investment operations:
   Net investment income                                  0.24       0.25      0.35      0.30      0.32
   Net realized and unrealized gain on investments        2.01       1.71      3.27      2.22      2.41
-------------------------------------------------------------------------------------------------------
   Total income from investment operations                2.25       1.96      3.62      2.52      2.73
 Less distributions:
   Dividends from net investment income                  (0.24)     (0.25)    (0.28)    (0.29)    (0.32)
   Distributions from capital gains                      (2.07)     (0.71)    (1.93)    (1.10)    (0.12)
--------------------------------------------------------------------------------------------------------
   Total dividends and distributions                     (2.31)     (0.96)    (2.21)    (1.39)    (0.44)
 Net asset value at end of period                        16.47      16.53     15.53     14.12     12.99
--------------------------------------------------------------------------------------------------------
 Total return (%)                                        14.27      12.82     25.85     19.58     25.78
 Ratios/Supplemental Data (%)
--------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                  37,994     37,212    34,213   216,363   169,841
 Ratio of expenses to average net assets                  1.12       1.17      1.01      0.97      1.00
 Ratio of net investment income to average net assets     1.38       1.50      1.77      2.17      2.66
 Portfolio turnover rate                                    53         39        65        58        58



* KPMG LLP audited the figures for 1997 and 1998.
  Previous years' data were audited by Deloitte & Touche LLP.

--------------------------------------------------------------------------------
(1) Institutional shares commenced operations on 4/1/97.
(2) Not annualized.
(3) Annualized.

                                               BNY Hamilton Equity Income Fund 7

                                  BNY HAMILTON
                             LARGE CAP GROWTH FUND


                                                                          [LOGO]

                                         CUSIP Numbers:
                                         Institutional Shares 05561M887
                                         Investor Shares 05561M879

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks and securities convertible into common stocks of domestic and foreign companies; current income is a secondary consideration.

MANAGEMENT STRATEGY

Individual stock selection, rather than industry allocation, is the primary focus in investing the Fund's assets. Fundamental financial analysis is used to identify companies that appear to offer the following:

o potential for above-average, accelerating earnings or revenue growth

o dominant market positions

o improving operating efficiency

o increased earnings per share (EPS)

Companies that meet these criteria have tended to cluster in a few sectors -- healthcare, technology, telecommunications, financial services, and consumer staples. The Fund's portfolio generally includes large-capitalization stocks of 40 to 60 companies whose market capitalizations are $3 billion or more.

Although most of the Fund's investments have been domestic, it may invest without limit in foreign securities. Within limits, the Fund also uses certain derivatives, which are investments whose value is determined by underlying securities or indices.

Under normal circumstances, the Fund will invest at least 65% of its assets in large-capitalization stocks. As a temporary defensive measure, the Fund may invest more than 35% of its assets in cash or cash equivalents. Under such circumstances, the Fund would not be pursuing its investment objective.


8 BNY Hamilton Large Cap Growth Fund

MAIN INVESTMENT RISKS

The value of your investment in the Fund generally will fluctuate with stock market movements. As a group, the large-capitalization stocks emphasized by the Fund could fall out of favor with the market, particularly in comparison with small- or medium-capitalization stocks.

The portfolio manager's investment strategies may not work out as planned, and the Fund's performance could suffer.

Investments in derivatives could limit profits or increase losses in comparison with the performance of the underlying securities.

Investments in foreign securities involve additional risks, including potentially unfavorable currency exchange rates, limited or misleading financial information, generally higher transaction costs and political and economic disturbances ranging from tax legislation to military coups. These risks are magnified in emerging markets.

Characteristics of Large-Cap Companies

The largest U.S. companies, those with market capitalizations over $3 billion, are a relatively select group that nonetheless covers all industries and geographies. These companies are typically well-established businesses with broad product lines and customers in many markets. Their diversification and usually substantial cash reserves enable them to weather economic downturns. The dividends they pay can also cushion the effects of market volatility, since their stocks generate steady income even while their price may be depressed.

The long-term capital appreciation of large-cap stocks has historically lagged smaller companies.

                                            BNY Hamilton Large Cap Growth Fund 9

PAST PERFORMANCE

The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.

Institutional Shares annual total returns(1)
(%) as of 12/31/99
--------------------------------------------

                            [Bar Chart Appears Here]


30.21   -2.91   30.97   4.76   10.30   -1.97   31.70   24.17   31.21   23.49   37.13
------------------------------------------------------------------------------------
 89       90      91     92      93      94      95      96      97      98      99



Best quarter: Q4 '99  +24.40%      Worst quarter: Q3 '90  -12.44%


The table below presents the Fund's average annual returns over various periods along with those of widely recognized indices.


Average annual total returns (%) as of 12/31/99*
------------------------------------------------

                         1 Year   5 Years  10 Years
----------------------------------------------------

 Institutional Shares(1) 37.13     29.46     18.01

 Investor Shares(1)      36.83     29.30     17.93

 S&P 500(2)              20.98     28.56     18.21

 Lipper Growth and
 Income Funds Index(3)   11.86     20.60     14.38



* Assumptions: $1,000 initial investment with all dividends and distributions reinvested.

FEES AND EXPENSES


The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out-of-pocket expenses.


Fee table (% of average net assets)



                                Institutional  Investor
                                       Shares    Shares
--------------------------------------------------------
 Shareholder Fees                        None      None

 Annual Operating Expenses
--------------------------------------------------------
 Management fee                          0.60      0.60
 Distribution (12b-1) fees               None      0.25
 Other expenses                          0.26      0.29

 Total annual operating expenses*        0.86      1.14



* This year, the adviser voluntarily reduced the Fund's operating expenses for Institutional Shares by 0.01% and for Investor Shares by 0.03%, resulting in net operating expenses of 0.85% and 1.11%, respectively, based on average daily net assets.

The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

Expenses on a $10,000 investment* ($)



                           1 Year   3 Years  5 Years  10 Years
--------------------------------------------------------------

 Institutional Shares         87       273     476      1,060

 Investor Shares             113       359     625      1,383



* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.
--------------------------------------------------------------------------------

(1) For Institutional Shares before 4/1/97 and for Investor Shares before 5/1/97, performance figures are based on the performance of an unregistered Bank of New York common trust fund that had objectives and policies materially equivalent to those of the current mutual fund. Although the figures have been adjusted to attempt to reflect expenses associated with the mutual fund, they are only approximations. Many other factors also reduce their reliability. For example, the common trust fund performance might have been lower if it had been subject to the extra restrictions imposed on mutual funds.
(2)  The S&P 500 is an unmanaged index of 500 large U.S. companies.
(3) The Lipper Growth and Income Funds Index tracks the returns (after fees) of the largest growth and income mutual funds. This index is included to show how the fund's performance compares with its peers.


10 BNY Hamilton Large Cap Growth Fund

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 1999 has been audited by Ernst & Young LLP*, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.




 Institutional Shares--Year Ended December 31,                  1999      1998       1997(1)
 Per-Share Data ($)
--------------------------------------------------------------------------------------------
 Net asset value at beginning of period                        12.71      10.94     10.00
--------------------------------------------------------------------------------------------
 Income from investment operations:
   Net investment income                                        0.05       0.11      0.08
   Net realized and unrealized gain on investments              4.59       2.46      2.83
--------------------------------------------------------------------------------------------
   Total income from investment operations                      4.64       2.57      2.91
 Less distributions:
   Dividends from net investment income                        (0.05)     (0.11)    (0.08)
   Distributions from capital gains                            (1.15)     (0.69)    (1.89)
--------------------------------------------------------------------------------------------
   Total dividends and distributions                           (1.20)     (0.80)    (1.97)
 Net asset value at end of period                              16.15      12.71     10.94
 Total return                                                  37.13      23.49     29.11(3)
 Ratios/Supplemental Data (%)
--------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                       589,285    443,997   373,326
 Ratio of expenses (after reduction) to average net assets      0.85       0.82      0.82(4)
 Ratio of expenses (before reduction) to average net assets     0.86       0.91      0.88(4)
 Ratio of net investment income (after reduction) to average
    net assets                                                  0.36       0.73      0.89(4)
 Portfolio turnover rate                                          18         26        37(3)





 Investor Shares--Year Ended December 31,                 1999       1998      1997(2)
 Per-Share Data ($)
--------------------------------------------------------------------------------------
 Net asset value at beginning of period                  12.65      10.92     10.70
--------------------------------------------------------------------------------------
 Income from investment operations:
   Net investment income                                  0.01       0.11      0.06
   Net realized and unrealized gain on investments        4.57       2.42      2.12
--------------------------------------------------------------------------------------
   Total income from investment operations                4.58       2.53      2.18
 Less distributions:
   Dividends from net investment income                  (0.03)     (0.11)    (0.07
   Distributions from capital gains                      (1.15)     (0.69)    (1.89
--------------------------------------------------------------------------------------
   Total dividends and distributions                     (1.18)     (0.80)    (1.96
 Net asset value at end of period                        16.05      12.65     10.92
--------------------------------------------------------------------------------------
 Total return (%)                                        36.83      23.26     20.37(3)
 Ratios/Supplemental Data (%)
--------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                  18,642     11,047     6,464
 Ratio of expenses (after reduction) to average net
    assets                                                1.11       1.07      1.07(4)
 Ratio of expenses (before reduction) to average net
    assets                                                1.14       1.21      1.16(4)
 Ratio of net investment income (after reduction) to
    average net assets                                    0.10       0.50      0.54(4)
 Portfolio turnover rate                                    18         26       373


--------------------------------------------------------------------------------
(1) Institutional Shares commenced operations on 4/1/97.
(2) Investor Shares commenced operations on 5/1/97.
(3) Not annualized.
(4) Annualized.
*   Previous years' data were audited by KPMG LLP.


                                           BNY Hamilton Large Cap Growth Fund 11

                                  BNY HAMILTON

                             SMALL CAP GROWTH FUND

                                                                          [LOGO]
                                         CUSIP Numbers:
                                         Institutional Shares 05561M861
                                         Investor Shares 05561M853

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of small domestic and foreign companies.


MANAGEMENT STRATEGY

Individual security selection is the primary investment focus, rather than industry allocation. Within the universe of small-capitalization companies whose market capitalizations are between $100 million and $1.5 billion, the Fund targets those with above-average earnings growth that have exceeded market expectations. Among this group, the Fund emphasizes companies that dominate niche markets, and thus exert more control over the pricing and supply in their markets. The Fund expects the companies it invests in to achieve sustained growth in earnings or revenues over the next two to three years. Specific factors that may suggest growth include:

o expanded operations

o new products or technologies

o new distribution channels

o generally favorable industry conditions

o revitalized company management

To complement these core investments, the portfolio manager looks for opportunities to take advantage of industry cycles, and thus may overweight different sectors as economic conditions change. The Fund may continue to invest in companies in its portfolio even after their market capitalizations exceed $1.5 billion.

Although most of the Fund's investments have been domestic, it may invest without limit in foreign securities. Under normal circumstances, the Fund will invest at least 65% of its assets in small-capitalization stocks. As a temporary defensive measure, the Fund may invest more than 35% of its assets in cash or cash equivalents. Under such circumstances, the Fund would not be pursuing its investment objective.


12 BNY Hamilton Small Cap Growth Fund

MAIN INVESTMENT RISKS

The value of your investment in the Fund generally will fluctuate with stock market movements. Since the prices of the small-capitalization stocks emphasized by the Fund have historically been more volatile than those of larger companies, the ups and downs of your investment in the Fund may be more extreme than the market as a whole.

As a group, small companies are usually relatively young, and their short track records make it difficult to build a case for sustainable long-term growth. Limited product lines, niche markets, and small capital reserves may not allow small companies to survive temporary setbacks. In a declining market, these stocks can also be hard to sell at a price that is beneficial to the Fund.

The portfolio manager's investment strategies may not work out as planned, and the Fund's performance could suffer.

Investments in foreign securities involve additional risks, including potentially unfavorable currency exchange rates, limited or misleading financial information, generally higher transaction costs and political and economic disturbances ranging from tax legislation to military coups. These risks are magnified in emerging markets.


Small-Cap Companies and Growth Investing

Small companies tend to grow or fade quickly by their nature. Their market valuations are often based more on investors' belief in their future potential than on their current balance sheets. Since market sentiment can change from one day or week to the next, small-cap stock prices have historically been more volatile than those of large-cap stocks. Growth investors are often attracted to small companies for their specialization and innovation.

Specialization: Small companies often occupy niche markets, catering to a specific geography or industry. They can grow to dominate such markets rapidly, but are also threatened by even temporary downturns.


13 BNY Hamilton Small Cap Growth Fund

PAST PERFORMANCE

The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.


Institutional Shares annual total returns(1)
(%) as of 12/31/99
----------------------------------------------------------------

     52.45  5.88  19.12  -0.33  20.92  29.97  9.39  7.89  97.22
----------------------------------------------------------------
       91    92    93      94     95    96     97    98    99



 Best quarter: Q4 '99  +54.82%      Worst quarter: Q3 '98  -16.98%


The table below presents the Fund's average annual returns over various periods along with those of widely recognized indices.



 Average annual total returns (%) as of 12/31/99*

                                                          Since
                                     1 Year   5 years  12/31/90
----------------------------------------------------------------

 Institutional Shares(1)             97.22     29.59     24.14

 Investor Shares(1)                  96.65     29.48     24.08

 Russell 2000(2)                     21.26     16.69     21.43

 Lipper Small Cap Funds Index(3)     41.54     19.43     18.67



* Assumptions: $1,000 initial investment with all dividends and distributions reinvested.

FEES AND EXPENSES


The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out-of-pocket expenses.


 Fee table (% of average net assets)


                           Institutional  Investor
                                  Shares    Shares
---------------------------------------------------
 Shareholder Fees                   None      None

 Annual Operating Expenses
---------------------------------------------------
 Management fee                     0.75      0.75
 Distribution (12b-1) fees          None      0.25
 Other expenses                     0.31      0.37

 Total annual operating expenses*   1.06      1.37



* This year, the adviser voluntarily reduced the Fund's operating expenses for Institutional Shares by 0.02% and for Investor Shares by 0.08%, resulting in net operating expenses of 1.04% and 1.33% respectively based on average daily net assets. Management reserves the right to implement and discontinue expense limitations at any time.


The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

 Expenses on a $10,000 investment* ($)



                          1 Year   3 Years  5 Years  10 Years
-------------------------------------------------------------

 Institutional Shares       106       335      583     1,292

 Investor Shares            135       430      746     1,643



* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns, no voluntary expense reductions and no change in operating expenses.


--------------------------------------------------------------------------------
(1) For Institutional Shares before 4/1/97 and for Investor Shares before 5/1/97, performance figures are based on the performance of an unregistered Bank of New York common trust fund that had objectives and policies materially equivalent to those of the current mutual fund. Although the figures have been adjusted to attempt to reflect expenses associated with the mutual fund, they are only approximations. Many other factors also reduce their reliability. For example, the common trust fund performance might have been lower if it had been subject to the extra restrictions imposed on mutual funds.
(2)  The Russell 2000 is an unmanaged index of small U.S. companies.
(3) The Lipper Small Cap Funds Index tracks the returns (after fees) of the largest small-cap equity mutual funds. This index is included to show how the fund's performance compares with its peers.


14 BNY Hamilton Small Cap Growth Fund

Financial Highlights


The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 1999 has been audited by Ernst & Young LLP*, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.



Institutional Shares--Year Ended December 31,                  1999       1998        1997(1)
----------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
----------------------------------------------------------------------------------------------------------

 Net asset value at beginning of period                       12.46      11.93       10.00
                                                            ----------------------------------------------
 Income from investment operations:
   Net investment income (loss)                               (0.11)(5)  (0.02)(5)   (0.02)
   Net realized and unrealized gain on investments            12.08       0.91        2.80
                                                            ----------------------------------------------
   Total income from investment operations                    11.97       0.89        2.78
 Less distributions:
   Distributions from capital gains                           (1.65)     (0.36)      (0.85)
                                                            ----------------------------------------------
 Net asset value at end of period                             22.78      12.46       11.93
                                                            ----------------------------------------------
 Total return (%)                                             97.22       7.89       27.80(3)

 Ratios/Supplemental Data (%)
----------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                      389,553    188,402     133,741

 Ratio of expenses (after reduction) to average net assets     1.04       0.97        0.97(4)
 Ratio of expenses (before reduction) to average net assets    1.06       1.13        1.10(4)
 Ratio of net investment income (loss)(after reduction)
   to average net assets                                      (0.73)     (0.19)      (0.26)(4)

Portfolio turnover rate                                          86         84          68(3)


Investor Shares--Year Ended December 31,                       1999       1998        1997(2)
----------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
----------------------------------------------------------------------------------------------------------


 Net asset value at beginning of period                       12.44      11.94       10.03
                                                            ----------------------------------------------
 Income from investment operations:
   Net investment income (loss)                               (0.13)(5)  (0.04)(5)   (0.02)
   Net realized and unrealized gain on investments            12.01       0.90        2.78
                                                            ----------------------------------------------
   Total income from investment operations                    11.88       0.86        2.76
 Less distributions:
   Distributions from capital gains                           (1.65)     (0.36)      (0.85)
                                                            ----------------------------------------------
 Net asset value at end of period                             22.67      12.44       11.94
                                                            ----------------------------------------------
 Total return                                                 96.65       7.55       27.52(3)
 Ratios/Supplemental Data (%)
----------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                       15,062      6,763       1,162
 Ratio of expenses (after reduction) to average net assets     1.33       1.22        1.22(4)
 Ratio of expenses (before reduction) to average net assets    1.37       1.46        1.40(4)

 Ratio of net investment income (loss)(after reduction)
   to average net assets                                      (0.96)     (0.43)      (0.54)(4)
Portfolio turnover rate                                          86         84          68(3)



--------------------------------------------------------------------------------
(1)  Institutional Shares commenced operations on 4/1/97.
(2)  Investor Shares commenced operations on 5/1/97.
(3)  Not annualized.
(4)  Annualized.
(5)  Based on average shares outstanding.
*    Previous years' data were audited by KPMG LLP.


                                           BNY Hamilton Small Cap Growth Fund 15

                                  BNY HAMILTON
                                 INTERNATIONAL
                                  EQUITY FUND


                                                                        [LOGO]
                                              CUSIP Numbers:
                                              Institutional Shares 05561M846
                                              Investor Shares 05561M838

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.


MANAGEMENT STRATEGY

The Fund's country allocation normally reflects, within a range of 5%, that of the Morgan Stanley Capital International Europe, Australia and Far East (MSCI
EAFE) Index. Economic conditions within regions may determine the types of industries and securities the fund will favor. In a recovering economy, for instance, the Fund might emphasize exporters over financial services companies. The Fund emphasizes investments in dynamic industries that are experiencing changes, whether through growth or restructuring.

In selecting individual stocks, the Fund emphasizes large companies but considers companies of all sizes with the following characteristics:

o high-quality earnings

o significant long-term growth

o strong management

o reasonable valuation

Investment research includes fundamental financial analysis and on-site visits. The Fund generally diversifies its investments across many countries, but it may concentrate up to 50% of its assets in a single country. The Fund may not invest in certain developing countries, including Russia, but it may invest in other more stable emerging markets.

Under normal circumstances, the Fund intends to be fully invested in common stocks. As a temporary defensive measure, the Fund may invest more than 35% of its assets in U.S. cash or cash equivalents. Under such circumstances, the Fund would not be pursuing its investment objective.



16  BNY Hamilton International Equity Fund

MAIN INVESTMENT RISKS

The value of your investment in the Fund will generally fluctuate with stock market movements in the countries in which the Fund is invested. Since the prices of many non-U.S. stocks emphasized by the Fund have historically been more volatile than those of U.S. stocks, the ups and downs of your investment in this Fund may be more extreme.

As a group, the large-capitalization stocks emphasized by this Fund could fall out of favor with the market, particularly in comparison with small- or medium-capitalization stocks.

Investments in smaller companies, on the other hand, have historically been more volatile than those of larger companies. And to the extent that the Fund invests in them, the volatility of your investment may increase.

Investments in foreign securities involve additional risks. Unfavorable currency exchange rates could decrease the value of your investment in terms of U.S. dollars. Transaction expenses are generally higher on foreign exchanges than in the U.S., which could affect performance. Furthermore, foreign taxes could also detract from performance. Some foreign companies do not adhere to uniform accounting principles, so publicly available financial information may be limited or misleading. Political and social unrest could also affect the performance of this fund. These risks are magnified in emerging markets.

The portfolio manager's asset allocation strategy or choice of specific securities may not work out as planned, and the Fund could underperform its peers or lose money.

In periods of market uncertainty, some of the portfolio's securities could prove difficult to sell at a price that is beneficial to the Fund.

Globalization and International Investing

With more than half of the world's market opportunities outside the U.S., international funds offer investors greater diversification than a purely domestic portfolio. International markets are experiencing many of the same dynamics that drove U.S. stock growth in the 1990s:

o corporate restructuring

o increased emphasis on shareholder value

o growing pool of investors through retirement and other savings plans

Meanwhile, global competition is spurring companies worldwide, and particularly in developed economies, to increase their efficiency by cutting costs, relocating production facilities, outsourcing non-essential processes and focusing on their core businesses.

Businesses in emerging markets may benefit substantially from free-market reforms, reduced barriers to trade and rising standards of living.

                                       BNY Hamilton International Equity Fund 17

PAST PERFORMANCE

The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.

 Institutional Shares annual total returns(1)(%) as of 12/31/99



                            [Bar Chart Appears Here]


                                          20.84  43.45
-------------------------------------------------------
                                            98     99


 Best quarter: Q4 '99  +29.58%      Worst quarter: Q3 '98  -13.40%



The table below presents the Fund's average annual returns over various periods along with those of widely recognized indices.


 Average annual total returns (%) as of 12/31/99*


                                                  Life
                                       1 Year   of fund
 ------------------------------------------------------

 Institutional Shares(1)                43.45   25.11

 Investor Shares(2)                     43.00   24.76

 MSCI EAFE(3)                           27.31   18.28

 Lipper International Funds Index(4)    37.83   19.31


* Assumptions: $1,000 initial investment with all dividends and distributions reinvested.

FEES AND EXPENSES


The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out-of-pocket expenses.


 Fee table (% of average net assets)


                           Institutional  Investor
                                  Shares    Shares
---------------------------------------------------
 Shareholder Fees                   None      None


 Annual Operating Expenses
---------------------------------------------------
 Management fee                     0.85      0.85
 Distribution (12b-1) fees            --      0.25
 Other expenses                     0.39      0.45

 Total annual operating expenses*   1.24      1.55


* This year, the adviser voluntarily reduced the Fund's operating expenses for Investor Shares by 0.03%, resulting in net operating expenses of 1.52% based on average daily net assets. Management reserves the right to implement and discontinue expense limitations at any time.


The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.



 Expenses on a $10,000 investment* ($)


                          1 Year    3 Years   5 Years    10 Years
-----------------------------------------------------------------

 Institutional Shares       126       393      681        1,500

 Investor Shares            155       487      842        1,843


* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

--------------------------------------------------------------------------------
(1)  Institutional Shares commenced operations on 4/1/97.
(2)  Investor Shares commenced operations on 5/1/97.
(3) The MSCI EAFE is an unmanaged index of stocks of companies in Europe, Australia, Asia and the Far East.
(4) The Lipper International Funds Index tracks the returns (after fees) of the largest international equity mutual funds. This index is included to show how the fund's performance compares with its peers.

18 BNY Hamilton International Equity Fund

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 1999 has been audited by Ernst & Young LLP* whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.



Institutional Shares--Year Ended December 31,                  1999       1998        1997(1)
----------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
----------------------------------------------------------------------------------------------------------
 Net asset value at beginning of period                       12.90      10.69       10.00
                                                            ----------------------------------------------
 Income from investment operations:
   Net investment income                                         --       0.03        0.02
   Net realized and unrealized gain on investments             5.55       2.20        0.67
                                                            ----------------------------------------------
 Total income from investment operations                       5.55       2.23        0.69
 Less distributions:
   Dividends from net investment income                       (0.03)     (0.02)         --
   Distributions from capital gains                           (0.72)        --          --
                                                            ----------------------------------------------
   Total dividends and distributions                          (0.75)     (0.02)         --
                                                            ----------------------------------------------
 Net asset value at end of period                             17.70      12.90       10.69
                                                            ----------------------------------------------
 Total return (%)                                             43.45      20.84        6.90(3)
 Ratios/Supplemental Data (%)
----------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                      273,597    177,363      94,806
 Ratio of expenses (after reduction) to average net assets     1.24       1.27        1.26(4)
 Ratio of expenses (before reduction) to average net assets    1.24       1.32        1.49(4)
 Ratio of net investment income (after reduction)
   to average net assets                                       0.01       0.54        0.26(4)
 Portfolio turnover rate                                         84         75          36(3)

Investor Shares--Year Ended December 31,                       1999       1998        1997(2)
----------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
----------------------------------------------------------------------------------------------------------
 Net asset value at beginning of period                       12.84      10.66       10.19
                                                            ----------------------------------------------
 Income from investment operations:
   Net investment income (loss)                               (0.04)      0.03        0.02
   Net realized and unrealized gain on investments             5.51       2.17        0.45
                                                            ----------------------------------------------
   Total income from investment operations                     5.47       2.20        0.47
 Less distributions:
   Dividends from net investment income                          --      (0.02)         --
   Distributions from capital gains                           (0.72)        --          --
                                                            ----------------------------------------------
   Total dividends and distributions                          (0.72)     (0.02)         --
                                                            ----------------------------------------------
 Net asset value at end of period                             17.59      12.84       10.66
                                                            ----------------------------------------------
 Total return (%)                                             43.00      20.61        4.61(3)
 Ratios/Supplemental Data (%)
----------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                       12,010      5,391       2,560
 Ratio of expenses (after reduction) to average net assets     1.52       1.52        1.52(4)
 Ratio of expenses (before reduction) to average net assets    1.55       1.65        1.75(4)
 Ratio of net investment income (loss)(after reduction)
   to average net assets                                      (0.27)      0.32        0.33(4)
Portfolio turnover rate                                          84         75          36(3)


--------------------------------------------------------------------------------

(1)  Institutional Shares commenced operations on 4/1/97.
(2)  Investor Shares commenced operations on 5/1/97.
(3)  Not annualized.
(4)  Annualized.
*    Previous years' data were audited by KPMG LLP.


                                       BNY Hamilton International Equity Fund 19

                                  BNY HAMILTON

                                  INTERMEDIATE
                                GOVERNMENT FUND


                                                                          [LOGO]

                                                  CUSIP Numbers:
                                                  Institutional Shares 05561M762
                                                  Investor Shares 05561M200


INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with preservation of capital, moderate stability in net asset value and minimal credit risk.

MANAGEMENT STRATEGY

The Fund pursues its objective by investing primarily in debt obligations issued or guaranteed by the U.S. government or its agencies. Under normal market conditions, the Fund maintains a dollar-weighted average maturity between three years and ten years.

In investing the Fund's assets, an analysis of economic trends, particularly interest rate movements and yield spreads, is used to determine which types of securities offer the best investment opportunities. This analysis takes place on several levels. First, the Fund allocates broadly between direct agency debt obligations, agency mortgage-backed securities, and U.S. Treasuries.

The Fund invests in the various types of mortgage-backed securities based on an evaluation of relative yields and prepayment risk, among other factors. In a period of declining interest rates, for example, the Fund might favor discount mortgage securities over higher-yielding premium mortgage securities because of their lower prepayment risk.

The Fund also invests in collateralized mortgage obligations, or CMOs, which are backed by pools of mortgages and are organized so that different classes of securities with different maturities and coupons are available.

In selecting individual securities, the portfolio manager uses models to evaluate probable yields over time and prepayment risk, among other factors. The Fund attempts to manage interest rate risk by adjusting its duration. Duration is measured in years, like maturity, and it is a more accurate gauge of a bond's sensitivity to interest rate change because it takes additional significant factors, including prepayment risk, into account.

Under normal circumstances, the Fund intends to be fully invested in government and agency securities. As a temporary defensive measure, the Fund may invest more than 35% of its assets in cash or cash equivalents. Under such circumstances, the Fund would not be pursuing its investment objective.

20 BNY Hamilton Intermediate Government Fund

MAIN INVESTMENT RISKS

The value of your investment in the Fund generally will fluctuate with interest rate movements. As interest rates rise, bond prices go down. The longer the duration of a bond, the more sharply its value will rise or fall in response to an interest rate change.

When interest rates drop, holders of the mortgages represented by CMOs and other mortgage-backed securities are more likely to refinance, thus forcing the Fund to find new investments, which could have lower yields.

When interest rates rise, on the other hand, mortgage holders tend not to prepay, and then the Fund can miss opportunities to reinvest in more profitable securities.

In periods of market uncertainty, some of the portfolio's securities could be difficult to sell at a price that is beneficial to the Fund.

The portfolio manager's asset allocation strategy or choice of specific securities may not work out as planned, and the Fund could underperform its peers or lose money.

The Fund has low exposure to credit risk because all of its securities are backed by the full faith and credit of the U.S. government or guaranteed by one of its agencies. These guarantees, however, do not prevent shares of the Fund from falling in value.

Though not likely, it is possible that issuers of bonds in the Fund's portfolio could be downgraded in credit rating or default on their payments.

Mortgage-backed Securities and CMOs


Pass-through mortgage-backed backed securities represent a direct ownership interest in a pool mortgage loans.

Collateralized mortgage obligations (CMOs) are backed by pools of pass-throughs or mortgage loans. CMO issuers organize the cash flow from the underlying securities into classes, or tranches, with widely different maturities and payment schedules. These securities are often fully collateralized by U.S. government agency securities such as Fannie Mae (FNMA) and GinnieMae (GNMA), though they may be issued by private firms.


                                    BNY Hamilton Intermediate Government Fund 21

PAST PERFORMANCE


The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.


Investor Shares annual total returns(1) (%) as of 12/31/99
                                   [BAR CHART]

             8.03       -517       15.40      3.16      7.54      7.33      -.98
--------------------------------------------------------------------------------

              93         94         95         96        97        98        99

Best quarter: Q2 '95 +5.48                 Worst quarter: Q1 '94 -3.54



The table below presents the Fund's average annual returns over various periods along with those of widely recognized indices.

Average annual total returns (%) as of 12/31/99*

                                               Since
                           1 Year   5 Years   8/10/92
------------------------------------------------------

 Institutional Shares(2)    -0.73      6.50      4.76

 Investor Shares(1)         -0.98      6.35      4.66

 Lehman Intermediate
 Government Index(3)         0.50      6.93      5.78

 Lipper Intermediate
 U.S. Gov't Funds Index(4)  -1.39      6.63      5.25


* Assumptions: $1,000 initial investment with all dividends and distributions reinvested.

FEES AND EXPENSES

The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out-of-pocket expenses.


Fee table (% of average net assets)

                           Institutional  Investor
                                  Shares    Shares
--------------------------------------------------

 Shareholder Fees                   None      None


 Annual Operating Expenses
--------------------------------------------------
 Management fee                     0.50      0.50
 Distribution (12b-1) fees            --      0.25
 Other expenses                     0.42      0.45
 Total annual operating expenses*   0.92      1.20


 * This year, the adviser voluntarily reduced the Fund's operating expenses for Institutional Shares by 0.10% and for Investor Shares by 0.13%, resulting in net operating expenses of 0.82% and 1.07% respectively based on average daily net assets. Management reserves the right to implement and discontinue expense limitations at any time.


The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

Expenses on a $10,000 investment* ($)


                           1 Year   3 Years  5 Years  10 Years
--------------------------------------------------------------
 Institutional Shares        84       283     500      1,122

 Investor Shares            109       368     647      1,443


* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns, no voluntary expense reductions and no change in operating expenses.

--------------------------------------------------------------------------------

(1) Investor Shares commenced operations on 8/10/92.
(2) Before 4/1/97, performance figures are based on the performance of Investor Shares of the Intermediate Government Fund.
(3) The Lehman Brothers Intermediate Government Index is an unmanaged index of intermediate-term government bonds.
(4) The Lipper Intermediate U.S. Government Funds Index tracks the returns (after fees) of the largest intermediate U.S. government mutual funds. This index is included to show how the fund's performance compares with its peers.


22 BNY Hamilton Intermediate Government Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 1999 has been audited by Ernst & Young LLP*, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.



 Institutional Shares--Year Ended December 31,                  1999        1998       1997(1)
 Per-Share Data ($)
---------------------------------------------------------------------------------------------
 Net asset valueat beginning of period                          10.04       9.88       9.53
---------------------------------------------------------------------------------------------
 Income from investment operations:
   Net investment income                                         0.56       0.56       0.42
   Net realized and unrealized gain on investments              (0.64)      0.16       0.35
---------------------------------------------------------------------------------------------
   Total income from investment operations                      (0.08)      0.72       0.77
 Less distributions:
   Dividends from net investment income                         (0.55)     (0.56)     (0.42)
---------------------------------------------------------------------------------------------
 Net asset value at end of period                                9.41      10.04       9.88
 Total return (%)                                               (0.73)      7.49       8.27(2)
 Ratios/Supplemental Data (%)
---------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                         12,507     64,944     64,128
 Ratio of expenses (after reduction) to average net assets       0.82       0.90       0.90(3)
 Ratio of expenses (before reduction) to average net assets      0.92       0.96       0.99(3)
 Ratio of net investment income (after reduction) to average
   net assets                                                    5.76       5.63       5.79(3)
 Portfolio turnover rate                                           16         61         41(2)



 Investor Shares--Year Ended December 31,                       1999        1998     1997       1996     1995
 Per-Share Data ($)
--------------------------------------------------------------------------------------------------------------
 Net asset valueat beginning of period                          10.04       9.87      9.70      9.94      9.10
--------------------------------------------------------------------------------------------------------------
 Income from investment operations:
   Net investment income                                         0.53       0.54      0.54      0.54      0.53
   Net realized and unrealized gain on investments              (0.63)      0.17      0.17     (0.24)     0.84
--------------------------------------------------------------------------------------------------------------
   Total income from investment operations                      (0.10)      0.71      0.71      0.30      1.37
 Less distributions:
   Dividends from net investment income                         (0.53)     (0.54)    (0.54)    (0.54)    (0.53)
--------------------------------------------------------------------------------------------------------------
 Net asset value at end of period                                9.41      10.04      9.87      9.70      9.94
--------------------------------------------------------------------------------------------------------------
 Total return (%)                                               (0.98)      7.33      7.54      3.16     15.40
 Ratios/Supplemental Data (%)
--------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                         68,762     12,525    10,458    64,117    60,659
 Ratio of expenses (after reduction) to average net assets       1.07       1.15      1.08      1.02      1.06
 Ratio of expenses (before reduction) to average net assets      1.20       1.26      1.11      1.02      1.06
 Ratio of net investment income (after reduction) to average
   net assets                                                    5.50       5.38      5.57      5.54      5.52
 Portfolio turnover rate                                           16         61        41        57        48



 *KPMG LLP audited the figures for 1997 and 1998.
  Previous years' data were audited by Deloitte & Touche LLP.


--------------------------------------------------------------------------------
1 Institutional shares commenced operations on 4/1/97.
2 Not annualized.
3 Annualized.


                                   BNY Hamilton Intermediate Government Fund  23

                                  BNY HAMILTON

                             INTERMEDIATE INVESTMENT

                                 GRADE FUND

                                                                          [LOGO]





                                                  CUSIP Numbers:
                                                  Institutional Shares 05561M796
                                                  Investor Shares 05561M788

INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with preservation of capital, moderate stability in net asset value and maintenance of liquidity.


MANAGEMENT STRATEGY

The Fund pursues its objective by investing primarily in investment-grade debt obligations, which are securities rated Baa/BBB and above, as well as their unrated equivalents. The Fund may invest in securities issued or guaranteed by:

o U.S. and foreign corporations

o the U.S. government or its agencies

Under normal market conditions, the Fund maintains an average maturity between three years and ten years. The remaining maturity of any single security in the Fund's portfolio cannot exceed 15 years.

In investing the Fund's assets, an analysis of economic trends -- including rate projections, inflation trends, and corporate profit outlook -- is used to determine how the Fund should allocate its investments among the sectors above. The Fund has tended to emphasize corporate bonds.

In the corporate bond portion of the portfolio, the Fund is diversified across market sectors but may emphasize different sectors. In selecting individual corporate bonds, the portfolio manager considers the bond's structure, maturity and yield in light of the company's current financial health, competitive position and future prospects. The Fund may achieve its average maturity by investing primarily in intermediate-term bonds, or it may use a "barbell" strategy and invest in short-term and longer-term bonds.

In the U.S. government portion of the portfolio, the Fund allocates broadly between U.S. Treasury obligations and agency issuers based on an evaluation of relative yields.

The Fund attempts to manage interest rate risk by adjusting its duration. Duration is measured in years, like maturity, and it is a more accurate gauge of a bond's sensitivity to interest rate change because it takes additional significant factors, including prepayment risk, into account. As a temporary defensive measure, the Fund may invest more than 35% of its assets in cash or cash equivalents. Under such circumstances, the Fund would not be pursuing its investment objective.

24 BNY Hamilton Intermediate Investment Grade Fund

MAIN INVESTMENT RISKS

Issuers of corporate bonds in the Fund's portfolio could be downgraded in credit rating or default on their payments. This risk is magnified with lower-rated bonds.

When interest rates drop, holders of the mortgages represented by CMOs and other mortgage-backed securities are more likely to refinance, thus forcing the Fund to find new investments, which could have lower yields.

When interest rates rise, on the other hand, mortgage holders tend not to prepay, and then the Fund can miss opportunities to reinvest in more profitable securities.

Investments in foreign securities involve additional risks, including potentially unfavorable currency exchange rates, limited or misleading financial information, generally higher transaction costs and political and economic disturbances ranging from tax legislation to military coups. These risks are magnified in emerging markets.

The portfolio manager's asset allocation strategy or choice of specific securities may not work out as planned, and the Fund could underperform its peers or lose money.

In periods of market uncertainty, some of the portfolio's securities could prove difficult to sell for a price that is beneficial to the Fund.


Understanding Intermediate-Term Bonds


The market value of a bond is influenced by two variables: maturity and interest rates. The relationship between these variables can be described as a risk curve.

The risk curve for bonds typically has a positive slope, meaning that short maturities provide the greatest price stability and longer maturities carry increasingly higher risks of price volatility in response to interest rate changes.

The Fund invests in intermediate-term bonds with maturities between 3 and 10 years, which occupy a middle ground, offering moderate price stability and current income.

                              BNY Hamilton Intermediate Investment Grade Fund 25

PAST PERFORMANCE

The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.

Institutional Shares annual total returns(1)
(%) as of 12/31/99

                                  [BAR CHART]

13.74    3.97    14.88    6.21    9.62    -5.06    18.69    1.82    8.18    8.56    -1.47
-----------------------------------------------------------------------------------------
  89      90       91      92      93       94       95      96      97      98       99



Best quarter: Q4 '89  +6.86%       Worst quarter: Q1 '94  -3.82%


The table below presents the Fund's average annual returns over various periods along with those of widely recognized indices.

Average annual total returns (%) as of 12/31/99*

                                         1 Year   5 years  10 years
-------------------------------------------------------------------
 Institutional Shares(1)                 -1.47      6.93      6.32

 Investor Shares(1)                      -1.73      6.77      6.24

 Lehman Intermediate Gov't/
 Corporate Index(2)                       0.39      7.10      7.26

 Lipper Intermediate Investment
 Grade Funds Index(3)                    -0.98      7.08      7.06



* Assumptions: $1,000 initial investment with all dividends and distributions reinvested.

FEES AND EXPENSES

The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out-of-pocket expenses.


Fee table (% of average net assets)


                                 Institutional  Investor
                                        Shares    Shares
--------------------------------------------------------
 Shareholder Fees                        None      None

 Annual Operating Expenses
--------------------------------------------------------
 Management fee                          0.50      0.50
 Distribution (12b-1) fees                 --      0.25
 Other expenses                          0.28      0.34

 Total annual operating expenses*        0.78      1.09



 * This year, the adviser voluntarily reduced the Fund's operating expenses for Investor Shares by 0.04%, resulting in net operating expenses of 1.05% based on average daily net assets. Manage-ment reserves the right to implement and discontinue expense limitations at any time.


The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

Expenses on a $10,000 investment* ($)


                            1 Year   3 Years   5 Years  10 Years
----------------------------------------------------------------
 Institutional Shares         80       249       433      966

 Investor Shares             107       343       597    1,325



* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns, no voluntary expense reductions and no change in operating expenses.
-------------------------------------------------------------------------------
(1) For Institutional Shares before 4/1/97 and for Investor Shares before 5/1/97, performance figures are based on the performance of an unregistered Bank of New York common trust fund that had objectives and policies materially equivalent to those of the current mutual fund. Although the figures have been adjusted to attempt to reflect expenses associated with the mutual fund, they are only approximations. Many other factors also reduce their reliability.
    For example, the common trust fund performance might have been lower if it had been subject to the extra restrictions imposed on mutual funds.
(2) The Lehman Brothers Intermediate Government/Corporate Index is an unmanaged index of intermediate-term U.S. government and corporate bonds.
(3) The Lipper Intermediate Investment Grade Funds Index tracks the returns (after fees) of the largest intermediate-term, investment-grade bond mutual funds. This index is included to show how the fund's performance compares with its peers.

26  BNY Hamilton Intermediate Investment Grade Fund

FINANCIAL HIGHLIGHTS

  The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 1999 has been audited by Ernst & Young LLP*, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.



  Institutional Shares--Year Ended December 31,                  1999       1998          1997(1)
  Per-Share Data ($)
----------------------------------------------------------------------------------------------
 Net asset value at beginning of period                         10.61      10.45         10.00
----------------------------------------------------------------------------------------------
 Income from investment operations:
   Net investment income                                         0.60       0.61          0.47
   Net realized and unrealized gain on investments              (0.76)      0.26          0.45
----------------------------------------------------------------------------------------------
   Total income from investment operations                      (0.16)      0.87          0.92
 Dividends and distributions:
   Dividends from net investment income                         (0.59)     (0.61)        (0.47)
   Distributions from capital gains                             (0.02)     (0.10)           --
----------------------------------------------------------------------------------------------
   Total dividends and distributions                            (0.61)     (0.71)        (0.47)
 Net asset value at end of period                                9.84      10.61         10.45
----------------------------------------------------------------------------------------------
 Total return (%)                                               (1.47)      8.56          9.34(3)
 Ratios/Supplemental Data (%)
----------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                        393,680    392,522       350,330
 Ratio of expenses (after reduction) to average net assets       0.78       0.81          0.80(4)
 Ratio of expenses (before reduction) to average net assets      0.78       0.81          0.80(4)
 Ratio of net investment income (after reduction) to average
  net assets                                                     5.89       5.79          6.14(4)
 Portfolio turnover rate                                           57         53            81(3)



 Investor Shares--Year Ended December 31,                       1999        1998       1997(2)
 Per-Share Data ($)
---------------------------------------------------------------------------------------------
 Net asset valueat beginning of period                          10.61      10.45      10.08
---------------------------------------------------------------------------------------------
 Income from investment operations:
   Net investment income                                         0.57       0.58       0.40
   Net realized and unrealized gain on investments              (0.76)      0.26       0.37
---------------------------------------------------------------------------------------------
   Total income from investment operations                      (0.19)      0.84       0.77
 Less distributions:
   Dividends from net investment income                         (0.56)     (0.58)     (0.40)
   Distributions from capital gains                             (0.02)     (0.10)        --
---------------------------------------------------------------------------------------------
   Total dividends and distribution                             (0.58)     (0.68)     (0.40)
---------------------------------------------------------------------------------------------
 Net asset value at end of period                                9.84      10.61      10.45
---------------------------------------------------------------------------------------------
 Total return (%)                                               (1.73)      8.22       7.76(3)
 Ratios/Supplemental Data (%)
---------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                          4,607      3,981      1,891
 Ratio of expenses (after reduction) to average net assets       1.05       1.13       1.06(4)
 Ratio of expenses (before reduction) to average net assets      1.09       1.13       1.06(4)
 Ratio of net investment income (after reduction) to average
   net assets                                                    5.62       5.51       5.74(4)
 Portfolio turnover rate                                           57         53         81(3)

--------------------------------------------------------------------------------

(1)   Institutional Shares commenced operations on 4/1/97.
(2)   Investor Shares commenced operations on 5/1/97.
(3)   Not annualized.
(4)   Annualized.
  *   Previous years' data were audited by KPMG LLP.


                             BNY Hamilton Intermediate Investment Grade Fund  27

                                  BNY HAMILTON

                             INTERMEDIATE NEW YORK

                                TAX-EXEMPT FUND

                                                                          [LOGO]

                                                  CUSIP Numbers:
                                                  Institutional Shares 05561M754
                                                  Investor Shares 05561M309

INVESTMENT OBJECTIVE

The Fund seeks to provide income that is exempt from federal, New York State and New York City income taxes while maintaining relative stability of principal.


MANAGEMENT STRATEGY

In pursuing its objective, the Fund normally invests at least 80% of its net assets in investment-grade municipal debt obligations, which are securities rated Baa/BBB and above, as well as their unrated equivalents. The Fund may invest in securities issued by New York State and the Commonwealth of Puerto Rico, including all of their municipalities and agencies. Under normal market conditions, the Fund maintains a dollar-weighted average maturity between three years and eight years.

The Fund invests in a diversified portfolio of investment-grade municipal obligations. Before any security is added to the fund, it is thoroughly evaluated for both quality and potential return. The portfolio manager relies on internal credit research to evaluate specific municipal issuers' ability and willingness to pay principal and interest to bondholders. Bonds are chosen based on this analysis rather than on any private insurance features. The Fund invests in general obligation bonds, which are secured by their issuers' full faith and credit, and revenue bonds, which are secured by specific revenue streams such as toll collections or proceeds of a special tax.

The Fund may invest in bonds of any maturity. Within the intermediate-term range, the maturity length of the portfolio and structure of the individual bonds held are based on the adviser's views on the direction of interest rates.

The Fund normally expects to be fully invested in tax-exempt securities, but it is permitted to invest up to 20% of its net assets in fixed-income securities that are subject to federal, state and local taxes. In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade short-term securities such as U.S. Treasury obligations. In these cases, the Fund would not be pursuing its investment objective.

28 BNY Hamilton Intermediate New York Tax-Exempt Fund

MAIN INVESTMENT RISKS

The value of your investment in the Fund generally will fluctuate with interest rate movements. As interest rates rise, bond prices go down. The longer the maturity of a bond, the more sharply its value is likely to rise or fall in response to an interest rate change.

Because the Fund invests primarily in New York issuers, its performance is affected by local, state and regional factors. These may include economic or policy changes, erosion of the tax base, the legacy of the grave financial difficulties experienced by New York City and the state as a whole in the 1970s. State legislative changes, especially those regarding taxes, could also affect performance.

Any debt securities held by the Fund could be downgraded in credit rating or go into default. A revenue bond in the Fund's portfolio could default if its underlying revenue stream fails. This could happen even while the issuer remains solvent.

The Fund is non-diversified and may invest more than 5% of its assets in securities of a single issuer. If the Fund invests heavily in a single issuer, its overall performance could be linked more closely to the performance of that issuer than to the municipal bond market as a whole.

The portfolio manager's strategies may not work out as planned, and the Fund's performance could suffer.

In periods of market uncertainty, some of the portfolio's securities could prove difficult to sell at a price that is beneficial to the Fund.

                           BNY Hamilton Intermediate New York Tax-Exempt Fund 29

PAST PERFORMANCE

The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.

Investor Share annual total returns(1) (%) as of 12/31/99

                                  [BAR CHART]

        7.99    -3.81     12.08      3.47      6.19      5.04     -1.60
------------------------------------------------------------------------
         93       94        95        96        97        98        99


Best quarter: Q1 '95 +5.00                 Worst quarter: Q1 '94 -3.24


The table below presents the Fund's average annual returns over various periods along with those of widely recognized indices.

Average annual total returns (%) as of 12/31/99*

                                                       Since
                                 1 Year    5 Years   8/10/92
------------------------------------------------------------

Institutional Shares(2)           -1.35       5.09      4.11

Investor Shares(1)                -1.60       4.93      4.01

Lehman 5 Year G.O.
Municipal Bond Index(3)            0.72       5.80      5.04

Lipper New York Intermediate
Municipal Debt Funds Average(4)   -1.59       5.36      4.66




* Assumptions: $1,000 initial investment with all dividends and distributions reinvested.

FEES AND EXPENSES

The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out-of-pocket expenses.

Fee table (% of average net assets)


                           Institutional  Investor
                                  Shares    Shares
--------------------------------------------------
Shareholder Fees                   None      None


Annual Operating Expenses
--------------------------------------------------
Management fee                     0.50      0.50
Distribution (12b-1) fees            --      0.25
Other expenses                     0.57      0.55

Total annual operating expenses*   1.07      1.30



* This year, the adviser voluntarily reduced the Fund's operating expenses for Institutional Shares by 0.25% and for Investor Shares by 0.23%, resulting in net operating expenses of 0.82% and 1.07% respectively based on average daily net assets. Management reserves the right to implement and discontinue expense limitations at any time.



The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

Expenses on a $10,000 investment* ($)

                        1 Year   3 Years   5 Years  10 Years
------------------------------------------------------------

Institutional Shares        84       316       566     1,283

Investor Shares            109       389       691     1,548

* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns, no voluntary expense reductions and no change in operating expenses.

--------------------------------------------------------------------------------
(1) Investor Shares commenced operations on 8/10/92.
(2) Before 4/1/97, performance figures are based on the performance of Investor Shares of the Intermediate New York Tax-Exempt Fund.
(3) The Lehman Brothers 5 Year General Obligation Municipal Bond Index is an unmanaged index of intermediate-term general obligation municipal bonds.
(4) The Lipper New York Intermediate Municipal Debt Funds Average tracks the returns (after fees) of New York intermediate-term municipal bond mutual funds. This index is included to show how the fund's performance compares with its peers.

30 BNY Hamilton Intermediate New York Tax-Exempt Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 1999 has been audited by Ernst & Young LLP*, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.


Institutional Shares--Year Ended December 31,                              1999     1998     1997(1)
Per-Share Data ($)
----------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                    10.65    10.52    10.16
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                    0.41     0.41     0.31
  Net realized and unrealized gain on investments                         (0.55)    0.14     0.36
----------------------------------------------------------------------------------------------------
  Total income from investment operations                                 (0.14)    0.55     0.67
Dividends and distributions:
  Dividends from net investment income                                    (0.41)   (0.41)   (0.31)
  Distributions from capital gains                                           --    (0.01)      --
----------------------------------------------------------------------------------------------------
  Total dividends and distributions                                       (0.41)   (0.42)   (0.31)
----------------------------------------------------------------------------------------------------
Net asset value at end of period                                          10.10    10.65    10.52
----------------------------------------------------------------------------------------------------
Total return (%)                                                          (1.35)    5.30     6.69(2)
Ratios/Supplemental Data (%)
----------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                    31.446   31,519   30,915
Ratio of expenses (after reduction) to average net assets                  .082     0.90     0.90(3)
Ratio of expenses (before reduction) to average net assets                 1.07     1.07     1.15(3)
Ratio of net investment income (after reduction) to average net assets     3.93     3.85     3.98(3)
Portfolio turnover rate                                                      32       24       21(2)


Investor Shares--Year Ended December 31,                                      1999      1998      1997      1996      1995
Per-Share Data ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset valueat beginning of period                                        10.65     10.52     10.29     10.34      9.59
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                       0.38      0.38      0.39      0.40      0.39
  Net realized and unrealized gain on investments                            (0.55)     0.14      0.23     (0.05)     0.75
--------------------------------------------------------------------------------------------------------------------------
  Total income from investment operations                                    (0.17)     0.52      0.62      0.35      1.14
Dividends and distribution:
Dividends from net investment income                                         (0.38)    (0.38)    (0.39)    (0.40)    (0.39)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from capital gains                                              --     (0.01)       --        --        --
--------------------------------------------------------------------------------------------------------------------------
  Total dividends and distribution                                           (0.38)    (0.39)    (0.39)    (0.40)    (0.39)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                                             10.10     10.65     10.52     10.29     10.34
--------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                             (1.60)     5.04      6.19      3.47     12.08
Ratios/Supplemental Data (%)
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                        8.032    11,580    10,368    36,737    40,931
Ratio of expenses (after reduction) to average net assets                     1.07      1.15      1.02      0.90      0.90
Ratio of expenses (before reduction) to average net assets                    1.30      1.32      1.32      1.18      1.20
Ratio of net investment income (after reduction) to average net assets        3.65      3.61      3.88      3.91      3.89
Portfolio turnover rate                                                         32        24        21        22         4


--------------------------------------------------------------------------------
 *  KPMG LLP audited the figures for 1997 and 1998.
    Previous years' data were audited by Deloitte & Touche LLP.
(1) Institutional shares commenced operations on 4/1/97.
(2) Not annualized.
(3) Annualized.


                           BNY Hamilton Intermediate New York Tax-Exempt Fund 31

                                  BNY HAMILTON

                                  INTERMEDIATE

                                TAX-EXEMPT FUND

                                                                          [LOGO]

                                                  CUSIP Numbers:
                                                  Institutional Shares 05561M820
                                                  Investor Shares 05561M812

INVESTMENT OBJECTIVE

The Fund seeks to provide income that is exempt from federal income taxes while maintaining relative stability of principal.


MANAGEMENT STRATEGY

In pursuing its objective, the Fund normally invests at least 80% of its net assets in investment-grade municipal debt obligations issued by U.S. states, territories and municipalities. Under normal market conditions, the Fund maintains a dollar-weighted average maturity between three years and ten years.

The Fund invests in a diversified portfolio of investment-grade municipal obligations. Before any security is added to the fund, it is thoroughly evaluated for both quality and potential return. The portfolio manager relies on internal credit research to evaluate specific municipal issuers' ability and willingness to pay principal and interest to bondholders. Bonds are chosen based on this analysis rather than on any private insurance features. The Fund invests in general obligation bonds, which are secured by their issuers' full faith and credit, and revenue bonds, which are secured by specific revenue streams such as toll collections or proceeds of a special tax.

The Fund may invest in bonds of any maturity. Within the intermediate-term range, the maturity length of the portfolio and structure of the individual bonds held are based on the adviser's views on the direction of interest rates.

The Fund normally expects to be fully invested in tax-exempt securities, but it is permitted to invest up to 20% of its net assets in fixed-income securities that are subject to federal, state and local taxes. In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade short-term securities such as U.S. Treasury obligations. In these cases, the Fund would not be pursuing its investment objective.

32 BNY Hamilton Intermediate Tax-Exempt Fund

MAIN INVESTMENT RISKS

The value of your investment in the Fund generally will fluctuate with interest rate movements. As interest rates rise, bond prices go down. The longer the maturity of a bond, the more sharply its value is likely to rise or fall in response to interest rate change.

This Fund's performance is affected by a variety of factors in the cities, states and regions in which it invests. These may include economic or policy changes, erosion of the tax base, state legislative changes, especially those regarding taxes.

The portfolio manager's investment strategies may not work out as planned, and the Fund's performance could suffer. Any debt securities held by the Fund could be downgraded in credit rating or go into default.

A revenue bond in the Fund's portfolio could default if its underlying revenue stream fails. This could happen even while the bond issuer remains solvent.

In periods of market uncertainty, some of the portfolio's securities could prove difficult to sell for a price that is beneficial to the Fund.

About Municipal Securities

The Fund invests in state and local governments and their agencies, which have collectively issued $1.3 trillion worth of bonds for schools, roads, hospitals, utilities and major public works such as airports. New York is the largest state issuer with approximately 10% of the outstanding debt.

Interest on municipal bonds was exempted from federal income tax when the code was first adopted in 1913.



                                    BNY Hamilton Intermediate Tax-Exempt Fund 33

PAST PERFORMANCE

The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.

Institutional Shares annual total returns(1)
(%) as of 12/31/99

9.78   6.02   9.73   7.03   8.46   -3.62   11.45   3.69   6.09   5.37   -2.06
-----------------------------------------------------------------------------
 89     90     91     92     93      94      95     96     97     98      99


Best quarter: Q2 '89 +5.40                 Worst quarter: Q1 '94 -3.78


The table below presents the Fund's average annual returns over various periods along with those of widely recognized indices.

Average annual total returns (%) as of 12/31/99*

                                  1 Year   5 Years  10 Years
------------------------------------------------------------

Institutional Shares(1)            -2.06      4.81      5.11

Investor Shares(1)                 -2.22      4.67      5.04

Lehman 5 Year G.O.
Municipal Bond Index(2)             0.72      5.80      7.26

Lipper Intermediate Municipal
Debt Funds Index(3)                -1.37      5.59      5.90




* Assumptions: $1,000 initial investment with all dividends and distributions reinvested.

FEES AND EXPENSES

The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out-of-pocket expenses.


Fee table (% of average net assets)

                          Institutional  Investor
                                 Shares    Shares
-------------------------------------------------

Shareholder Fees                   None      None


Annual Operating Expenses
-------------------------------------------------
Management fee                     0.50      0.50
Distribution (12b-1) fees            --      0.25
Other expenses                     0.30      0.32

Total annual operating expenses*   0.80      1.07



* This year, the adviser voluntarily reduced the Fund's operating expenses for Institutional Shares by 0.01% and for Investor Shares by 0.03%, resulting in net operating expenses of 0.79% and 1.04% respectively based on average daily net assets. Management reserves the right to implement and discontinue expense limitations at any time.


The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

Expenses on a $10,000 investment* ($)

                        1 Year   3 Years   5 Years  10 Years
------------------------------------------------------------

Institutional Shares        81       254       443       989

Investor Shares            106       337       587     1,303


* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns, no voluntary expense reductions and no change in operating expenses.
--------------------------------------------------------------------------------

(1) For Institutional Shares before 4/1/97 and for Investor Shares before 5/1/97, performance figures are based on the performance of an unregistered Bank of New York common trust fund that had objectives and policies materially equivalent to those of the current mutual fund. Although the figures have been adjusted to attempt to reflect expenses associated with the mutual fund, they are only approximations. Many other factors also reduce their reliability. For example, the common trust fund performance might have been lower if it had been subject to the extra restrictions imposed on mutual funds.
(2) The Lehman Brothers 5 Year General Obligation Municipal Bond Index is an unmanaged-index of intermediate-term general obligation municipal bonds.
(3) The Lipper Intermediate Municipal Debt Funds Index tracks the returns (after fees) of the largest tax-free intermediate municipal bond mutual funds. This index is included to show how the fund's performance compares with its peers.

34 BNY Hamilton Intermediate Tax-Exempt Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended Decmber 31, 1999 has been audited by Ernest & Young LLP*, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.


Institutional Shares--Year Ended December 31,                              1999     1998     1997(1)
Per-Share Data ($)
----------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                    10.19    10.27    10.00
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                    0.39     0.41     0.33
  Net realized and unrealized gain on investments                         (0.60)    0.13     0.31
----------------------------------------------------------------------------------------------------
  Total income from investment operations                                 (0.21)    0.54     0.64
Less distributions:
  Dividends from net investment income                                    (0.39)   (0.41)   (0.33)
  Distributions from capital gains                                        (0.05)   (0.21)   (0.04)
----------------------------------------------------------------------------------------------------
  Total dividends and distributions                                       (0.44)   (0.62)   (0.37)
----------------------------------------------------------------------------------------------------
Net asset value at end of period                                          (9.54)   10.19    10.27
----------------------------------------------------------------------------------------------------
Total return (%)                                                          (2.06)    5.37     6.50(3)
Ratios/Supplemental Data (%)
----------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                   251,777  270,065  269,085
Ratio of expenses (after reduction) to average net assets                  0.79     0.83     0.81(4)
Ratio of expenses (before reduction) to average net assets                 0.80     0.83     0.81(4)
Ratio of net investment income (after reduction) to average net assets     3.96     4.03     4.36(4)
Portfolio turnover rate                                                      34       37       30(3)


Investor Shares--Year Ended December 31,                                   1999     1998     1997(2)
Per-Share Data ($)
----------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                    10.19    10.28     9.99
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                    0.23     0.38     0.27
  Net realized and unrealized gain on investments                         (0.45)    0.12     0.33
----------------------------------------------------------------------------------------------------
  Total income from investment operations                                 (0.22)    0.50     0.60
Less distributions:
  Dividends from net investment income                                    (0.37)   (0.38)   (0.27)
  Distributions from capital gains                                        (0.05)   (0.21)   (0.04)
----------------------------------------------------------------------------------------------------
  Total dividends and distribution                                        (0.42)   (0.59)   (0.31)
----------------------------------------------------------------------------------------------------
Net asset value at end of period                                           9.55    10.19    10.28
----------------------------------------------------------------------------------------------------
Total return (%)                                                          (2.22)    4.95     6.08(3)
Ratios/Supplemental Data (%)
----------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                       441      473      194
Ratio of expenses (after reduction) to average net assets                  1.04     1.13     1.15(4)
Ratio of expenses (before reduction) to average net assets                 1.07     1.13     1.15(4)
Ratio of net investment income (after reduction) to average net assets     3.72     3.74     3.98(4)
Portfolio turnover rate                                                      34       37       30(3)


--------------------------------------------------------------------------------
(1) Institutional shares commenced operations on 4/1/97.
(2) Investor shares commenced operations on 5/1/97.
(3) Not annualized.
(4) Annualized.
 *  Previous years' data were audited by KPMG LLP.


                                    BNY Hamilton Intermediate Tax-Exempt Fund 35

ACCOUNT POLICIES

The funds in this prospectus are offered in two share classes -- Institutional and Investor. Institutional Shares do not have 12b-1 fees and have generally lower operating expenses, which improves investment performance. Institutional Shares are available only to direct investments over $100,000 or to investors who have specific asset management relationships with the adviser.

All other investors may purchase Investor Shares. The information below on Daily NAV Calculation and Distributions and Tax Considerations applies to both share classes. The other account policies apply to Investor Shares only. If you want to purchase, exchange or redeem Institutional Shares, contact your Bank of New York representative.

DAILY NAV CALCULATION

Each fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) each day that the exchange is open. When market prices are not available, the funds will use fair value prices as determined by the board of directors.

Purchase orders received before the regular close of the New York Stock Exchange will be executed at the NAV calculated at that day's close.

Certain funds invest in securities that are traded on foreign exchanges, which may be open when the New York Stock Exchange is closed. The value of your investment in these funds may change on days when you will be unable to purchase or redeem shares.

DISTRIBUTION (12B-1) PLAN

The directors have adopted 12b-1 distribution plans with respect to the Investor Shares of each of the funds in this prospectus. The plans permit the funds to reimburse the Distributor for distribution expenses in an amount up to 0.25% of the annual average daily net assets of Investor Shares. These fees are paid out of fund assets on an ongoing basis, and over time, they could cost you more than paying other types of sales charges.

OPENING AN ACCOUNT

Minimum investment requirements


                           Minimum initial           Minimum continuing
 Account Type              investment                investments                Minimum balance
-----------------------------------------------------------------------------------------------
 IRA                             $250                      $25                        N/A

 Regular Account               $2,000*                    $100*                      $500

 Automatic Investment Program    $500                      $50                        N/A

--------------------------------------------------------------------------------

* Employees and retirees of The Bank of New York and its affiliates, and employees of the administrator, distributor and their affiliates may open a regular account with $100 and make continuing investments of $25. Employees and retirees of The Bank of New York and its affiliates may also invest through payroll deduction. Call 800-4BNY-FND (800-426-9363) for details.



36 Account Policies

OPENING AN ACCOUNT/PURCHASING SHARES



Open an account                                             Add to your investment
---------------                                             ----------------------

Mail
----

Send completed new account application and a                Send a check payable directly to your fund to:
check payable directly to each fund you want
to invest in to:                                            BNY Hamilton Funds, Inc.
                                                            P.O. Box 806
BNY Hamilton Funds                                          Newark, NJ 07101-0806
P.O. Box 163310
Columbus, OH 43216-3310                                     If possible, include a tear-off payment stub
                                                            from one of your transaction confirmation
For all enrollment forms, call 800-426-9363.                statements.




Wire
----

The funds do not charge a fee for wire
transactions, but your bank may.

Mail your completed new account application to the Ohio address above. Call the transfer agent at 800-426-9363 for an account number.

Instruct your bank to wire funds to a new                   Instruct your bank to wire funds to:
account at:
                                                            The Bank of New York
The Bank of New York                                        New York, NY 10286
New York, NY 10286                                          ABA: 021000018
ABA: 021000018                                              BNY Hamilton Funds
BNY Hamilton Funds                                          DDA 8900275847
DDA 8900275847                                              Attn: [your fund]
Attn: [your fund]                                           Ref: [your name, account number and taxpayer ID]
Ref: [your name, account number and taxpayer ID]


Dealer
------

Note: a broker-dealer may charge a fee.                     Contact your broker-dealer.
Contact your broker-dealer.


Automatic Investment Program
----------------------------

Automatic investments are withdrawn from                    Once you specify a dollar amount (minimum
your bank account on a monthly or biweekly                  $50), investments are automatic.
basis.
                                                            You can modify or terminate this service at
Make an initial investment of at least $500                 any time by mailing a notice to:
by whatever method you choose. Be sure to
fill in the information required in section                 BNY Hamilton Funds
7 of your new account application.                          P.O. Box 163310
                                                            Columbus, OH 43216-3310
Your bank must be a member of the ACH
(Automated Clearing House) system.


Purchases by personal check Checks or money                 Wire transactions The adviser does not
orders should be in U.S. dollars and payable                charge a fee for wire transfers from your
to the specific fund you wish to invest in.                 bank to the funds. However, your bank may
The funds do not accept third-party checks.                 charge a service fee for wiring funds.
In addition, you may not redeem shares
purchased by check until your original
purchase clears, which may take up to ten
business days.




                                                             Account Policies 37

MAKING EXCHANGES/REDEEMING SHARES

To exchange shares between mutual funds (minimum $500) To redeem shares
-----------------------------------------------------------------------


Phone
-----
Call 800-426-9363.                                          Call 800-426-9363.

                                                            The proceeds can be wired to your bank
                                                            account two business days after your
                                                            redemption request or a check can be mailed
                                                            to you at the address of record on the
                                                            following business day.

Mail
----

Your instructions should include:                           Your instructions should include:

o your account number                                       o your account number
                                                            o names of the funds and number of shares
o names of the funds and number of shares                     or dollar amount you want to exchange.
 or dollar amount you want to exchange.
                                                            A signature guarantee is required whenever:
                                                            o you redeem more than $50,000
                                                            o you want to send the proceeds to a different
                                                              address
                                                            o you have changed your account address within
                                                              the last 60 days


Dealer
------

Contact your broker-dealer.                                 Contact your broker-dealer.

Systematic Withdrawal
---------------------

Requires $10,000 minimum fund balance                       You can choose from several options for
                                                            monthly, quarterly, semi-annual or annual
                                                            withdrawals:

                                                            o declining balance

                                                            o fixed dollar amount

                                                            o fixed share quantity

                                                            o fixed percentage of your account

                                                            Call 800-426-9363 for details.





38  Account Policies

MAKING EXCHANGES/REDEEMING SHARES

As with purchase orders, redemption requests received before the regular close of the New York Stock Exchange will be executed at the offering price calculated at that day's close.

Minimum account balances If your account balance falls below $500 due to redemptions, rather than market movements, the fund may give you 60 days to bring the balance back up. If you do not increase your balance, the fund may close your account and send you the proceeds.

Exchange minimums You may exchange shares of the same class between funds. From the perspective of tax liability, an exchange is the same as a redemption from one fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange. Shares to be exchanged must have a value of at least $500. If you will be investing in a new fund, you must also exchange enough shares to meet the minimum balance requirement.

Signature guarantees You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.

DISTRIBUTIONS AND TAX CONSIDERATIONS

Each fund pays dividends, if any, and capital gains distribution, if any, approximately 10 calendar days before month end. Distributions are automatically paid in the form of additional fund shares. Notify the transfer agent in writing to:

o choose to receive dividends or distributions (or both) in cash

o change the way you currently receive distributions

Your taxable income is the same regardless of which option you choose.


Type of Distribution                              Federal Tax Status
--------------------                              ------------------

Dividends from net                                ordinary income
investment income

Short-term capital gains                          ordinary income

Long-term capital gains                           capital gain

Tax-free dividends                                tax-free


None of the tax-exempt funds in this prospectus intends to invest in securities whose income is subject to the alternative minimum tax. These dividends may, however, be subject to state or local income taxes.

Distributions from the fixed-income funds are expected to be primarily ordinary income from dividends, while distributions from the equity funds are expected to be primarily capital gains.

The funds issue detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investor who does not provide a valid Social Security or taxpayer identification number to the funds may be subject to federal backup withholding tax.

Whenever you redeem or exchange shares, you are likely to generate a capital gain or loss, which will be short- or long-term depending on how long you held the shares.

If you invest in a fund shortly before an expected taxable dividend or capital gain distribution, you may end up getting part of your investment back right away in the form of taxable income.

You should consult your tax adviser about your own particular tax situation.

                                                             Account Policies 39

INVESTMENT ADVISER

The investment adviser of these funds is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $74 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $60 billion in investments for institutions and individuals.

Indocam, located at 90, boulevard Pasteur- 75730 Paris Cedex 15- France, is the subadviser for the BNY Hamilton International Equity Fund. Indocam, the asset management arm of Credit Agricole, manages $145 billion of non-U.S. assets.

Adviser compensation The adviser is responsible for all business activities and investment decisions for the funds. In return for these services, each fund pays the adviser an annual fee.


Fund                                                   Fee
---------------------------------------------------------------------
                                                     as a % of
                                                     average daily
                                                     net assets
---------------------------------------------------------------------
BNY Hamilton Equity Income Fund                         0.60
BNY Hamilton Large Cap Growth Fund                      0.60
BNY Hamilton Small Cap Growth Fund                      0.75
BNY Hamilton International Equity Fund                  0.85*
BNY Hamilton Intermediate Government Fund               0.50
BNY Hamilton Intermediate Investment Grade Fund         0.50
BNY Hamilton Intermediate New York Tax-Exempt Fund      0.50
BNY Hamilton Intermediate Tax-Exempt Fund               0.50


* The adviser pays Indocam, the subadviser of the BNY Hamilton International Equity Fund, a fee equal to 0.425% of the Funds average daily net assets.


PORTFOLIO MANAGERS

The day-to-day management of the funds is handled by teams of investment professionals under the leadership of the portfolio managers, who are described below.

BNY Hamilton Equity Income Fund is managed by Robert G. Knott, Jr. and Charles
D. Ryan. Mr. Knott is senior portfolio manager of the Fund and a vice president of the adviser. He has managed the Fund since its inception in 1992. He joined the adviser in 1966 and has been managing assets since 1969. Mr. Ryan is a vice president of the adviser. He has been a portfolio manager of the Fund since 1999 and a member of the management team since 1994. Before joining the adviser in 1994, he was a portfolio manager and mutual fund manager at First Fidelity Bank.

BNY Hamilton Large Cap Growth Fund is managed by Charles Goodfellow. Mr. Goodfellow is senior portfolio manager of the Fund and a vice president of the adviser. He has managed the Fund since its inception in 1997 and has been managing common trust funds since he joined the adviser in 1989.

BNY Hamilton Small Cap Growth Fund John C. Lui is a vice president of the adviser and has managed the Fund since its inception in 1997. He joined the adviser in 1995 and has been managing assets since 1987. Before joining the adviser, Mr. Lui managed global equity and bond portfolios for Barclays Global Asset Management.


40 Account Policies

BNY Hamilton International Equity Fund
Indocam, a subsidiary of Credit Agricole, is the subadviser for this Fund. Mary Clare Bland is a vice president of the sub-adviser and has managed the Fund since 1998, when she joined the adviser. Before that, Ms. Bland was a loan markets analyst for Loan Pricing Corporation, taught economics at the University of Gdansk in Poland and completed her doctorate in economics at Indiana University.


BNY Hamilton Intermediate Government Fund
William D. Baird is a vice president of the adviser, specializing in government, mortgage-backed and asset-backed security analysis. He has managed the Fund since 1997. He joined the adviser in 1993 and has been managing assets since 1981.


BNY Hamilton Intermediate Investment Grade Fund
The Fund is co-managed by Terence M. McCormick and Paul J. Pertusi. Mr. McCormick is a vice president of the adviser and has managed the Fund since 1999. He joined the adviser in 1985 and has worked in the fixed income management division since 1992. Mr. Pertusi is an Assistant Vice President of the adviser and has managed the Fund since 1999. Before joining the adviser in 1997, he was an assistant portfolio manager at Merrill Lynch and managed portfolios for high net worth individuals at Citibank.

BNY Hamilton Intermediate New York Tax-Exempt Fund
Colleen M. Frey is a vice president of the adviser and group head of the tax-exempt bond management division. She has managed the Fund since its inception in 1992 and joined the adviser in 1967.

BNY Hamilton Intermediate Tax-Exempt Fund
Jeffrey B. Noss is a vice president of the adviser and has managed the Fund since its inception in 1997. He has managed other tax-exempt portfolios for the advisers tax-exempt bond management division since 1987.


                                                             Account Policies 41

NOTES












42 Notes

                                      BNY
                                    HAMILTON
                                     FUNDS

FOR MORE INFORMATION

Annual and Semi-Annual Reports These include commentary from the fund managers on the market conditions and investment strategies that significantly affected the fund's performance, detailed performance data, a complete inventory of the funds' securities and a report from the funds' auditor.

Statement of Additional Information (SAI) The SAI contains more detailed disclosure on features and policies of the funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this prospectus).

You can obtain these documents free of charge, make inquiries or request other information about the funds by contacting your dealer or:

BNY Hamilton Funds
P.O. Box 163310
Columbus, OH 43216-3310
800-426-9363

Information is also available from the SEC:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
www.sec.gov
E-mail: publicinfo@sec.gov

For information on the operation of the SEC's public reference room, where documents may be viewed and copied, call:

1-202-942-8090

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number: 811-6654

BNY-0090  4/00

                                      BNY
                                    HAMILTON
                                     FUNDS

                                      BNY
                                    HAMILTON
                                   PROSPECTUS


                                     [LOGO]




PROSPECTUS


        U.S. Bond Market
        Index Fund



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.



                                 April 25, 2000



                                      BNY
                                    HAMILTON
                                     FUNDS

ABOUT THE FUND

3    BNY Hamilton U.S. Bond Market Index Fund


ACCOUNT POLICIES

6    Daily NAV Calculation

6    Distribution (12b-1) Plan

7    Opening an Account/Purchasing Shares

8    Making Exchanges/Redeeming Shares

9    Distributions and Tax Considerations

10   Investment Adviser

10   Portfolio Manager


FOR MORE INFORMATION

Back Cover

                                  BNY Hamilton

                                U.S. Bond Market

                                   Index Fund



                                                 CUSIP Numbers:
                                                 Institutional Shares  05561M663
                                                 Investor Shares 05561M671


INVESTMENT OBJECTIVE

The Fund seeks to track the total rate of return of the Lehman Brothers Aggregate Bond Index (the "Lehman Bond Index").


MANAGEMENT STRATEGY

The Fund pursues its objective by employing a passive management strategy designed to match the performance of the Lehman Bond Index as closely as possible before the deduction of Fund expenses. The Fund will be substantially invested in bonds that comprise the Lehman Bond Index and will invest at least 80% of its assets in bonds or other financial instruments comprising the index in a manner which mirrors the weightings of the index.


The Lehman Bond Index is a broad-based, unmanaged index that covers the U.S. investment grade fixed-rate bond market and is comprised of investment-grade government, corporate and mortgage-and asset-backed bonds that are denominated in U.S. dollars, all with maturities longer than one year. Investment-grade securities are rated in the four highest rating categories by a nationally-recognized statistical rating organization ("rating agency"). Bonds are represented in the Lehman Bond Index in proportion to their market value. Lehman Brothers is not affiliated with this Fund and it does not sell or endorse the Fund, nor does it guarantee the performance of the Fund or the Lehman Bond Index.




                                      BNY Hamilton U.S. Bond Market Index Fund 3

MAIN INVESTMENT RISKS


Because the Fund uses an indexing strategy, it does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor performance. You may, therefore, lose money.

The Fund's investment is also subject to interest rate and credit risks. Interest rate risk is the risk that when interest rates rise, the value of debt instruments generally falls. In general, changes in interest rates cause greater fluctuations in the market value of longer-term securities than of shorter-term securities. Credit risk is the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

[Many debt securities are subject to prepayment risk, i.e., the risk that an issuer of a security can repay principal prior to the security's maturity. Such securities generally offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.]

4  BNY Hamilton U.S. Bond Market Index Fund

PAST PERFORMANCE

Because the Fund had not commenced operations as of the date of this Prospectus, it has no prior history to report.


Past performance of Lehman Brothers Aggregate
Bond Index (%) as of 12/31/99*

 1 Year        3 Years      5 Years        10 Years
---------------------------------------------------
(0.83)           5.74          7.73           7.70


* Returns are annualized and do not incorporate any fees which would be charged by the Fund. This table is not intended to indicate how the Fund will perform in the future.


FEES AND EXPENSES

The table below outlines the fees and expenses you could expect to pay as an investor in the Fund. "Annual Operating Expenses" are deducted from Fund assets and are reflected in the total return. Since the Fund is "no-load", shareholders pay no fees or out-of-pocket expenses.


Fee table (% of average net assets)

                           Institutional  Investor
                                  Shares    Shares
--------------------------------------------------
Shareholder Fees                   None      None

Annual Operating Expenses
--------------------------------------------------
Management fee                     0.25      0.25
Distribution (12b-1) fees          None      0.25
Other expenses (a)                 0.31      0.31

Total annual operating expenses*   0.56      0.81



(a)  This is an estimate because the Fund has no prior operating history.

* The adviser and sub-administrator have agreed to limit the expenses of the Fund to 0.35% and 0.60%, for the Institutional Shares and the Investor Shares, respectively, of its average daily net assets. The adviser and sub-administrator have agreed to waive a portion of their fees and, if necessary, reimburse expenses of the Fund, to the extent that total operating expenses are greater than 0.35% and 0.60% of its average daily net assets. Management reserves the right to implement and discontinue expense limitations at any time.


The table below shows the anticipated expenses on a $10,000 investment in the Fund over the indicated periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.



Expenses on a $10,000 investment* ($)

                                  1 Year   3 Years
--------------------------------------------------
Institutional Shares                  57       179

Investor Shares                       83       259


* Assumptions: $10,000 original investment, full redemption at end of period, all dividends and distributions reinvested, 5% annual returns and no changes in the Fund's operating expenses from those indicated for Year 1.



                                      BNY Hamilton U.S. Bond Market Index Fund 5

ACCOUNT POLICIES


The Fund in this prospectus is offered in two share classes--Institutional and Investor. Institutional Shares do not have 12b-1 fees and have generally lower operating expenses, which improves investment performance. Institutional Shares are available only to direct investments over $100,000 or to investors who have specific asset management relationships with the Adviser.

All other investors may purchase Investor Shares. The information below on Daily NAV Calculation and Distributions and Tax Considerations applies to both share classes. The other account policies apply to Investor Shares only. If you want to purchase, exchange or redeem Institutional Shares, contact your Bank of New York representative.


DAILY NAV CALCULATION

The Fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) each day that the exchange is open. When market prices are not available, the Fund will use fair value prices as determined by the board of directors.

Purchase orders received before the regular close of the New York Stock Exchange will be executed at the NAV calculated at that day's close.


DISTRIBUTION (12B-1) PLAN

The directors have adopted a 12b-1 distribution plan with respect to the Investor Shares of the Fund in this prospectus. The plan permits the Fund to reimburse the Distributor for distribution expenses in an amount up to 0.25% of the annual average daily net assets of Investor Shares. These fees are paid out of Fund assets on an ongoing basis, and over time, they could cost you more than paying other types of sales charges.

OPENING AN ACCOUNT

Minimum investment requirements


                             Minimum initial    Minimum continuing
Account Type                 investment         investments           Minimum balance
-------------------------------------------------------------------------------------------

IRA                          $250               $25                   N/A

Regular Account              $2,000*            $100*                 $500

Automatic Investment
  Program                    $500               $50                   N/A




* Employees and retirees of The Bank of New York and its affiliates, and employees of the administrator, distributor and their affiliates may open a regular account with $100 and make continuing investments of $25. Employees and retirees of The Bank of New York and its affiliates may also invest through payroll deduction. Call 800-4BNY-FND (800-426-9363) for details.


6  Account Policies

OPENING AN ACCOUNT/PURCHASING SHARES


Open an account
---------------


Mail
----

Send completed new account application and a check payable directly to the Fund to:

BNY Hamilton Funds
P.O. Box 163310
Columbus, OH 43216-3310

For all enrollment forms, call 800-426-9363.

Wire
----

The funds do not charge a fee for wire transactions, but your bank may.

Mail your completed new account application to the Ohio address above. Call the transfer agent at 800-426-9363 for an account number.

Instruct your bank to wire funds to a new account at:

The Bank of New York
New York, NY 10286
ABA: 021000018
BNY Hamilton Funds
DDA 8900275847
Attn: BNY Hamilton U.S. Bond Market Index Fund
Ref: [your name, account number and taxpayer ID]

Dealer
------


Note: a broker-dealer may charge a fee.

Contact your broker-dealer.



Automatic Investment Program
----------------------------


Automatic investments are withdrawn from your bank account on a monthly or biweekly basis.

Make an initial investment of at least $500 by whatever method you choose. Be sure to fill in the information required in section 7 of your new account application.

Your bank must be a member of the ACH (Automated Clearing House) system.



Add to your investment
----------------------

Mail
----

Send a check payable directly to the Fund to:

BNY Hamilton Funds, Inc.
P.O. Box 806
Newark, NJ 07101-0806

If possible, include a tear-off payment stub from one of your transaction confirmation statements.


Wire
----

Instruct your bank to wire funds to:

The Bank of New York
New York, NY 10286
ABA: 021000018
BNY Hamilton Funds
DDA 8900275847
Attn: BNY Hamilton U.S. Bond Market Index Fund
Ref: [your name, account number and taxpayer ID]



Dealer
------


Contact your broker-dealer.



Automatic Investment Program
----------------------------


Once you specify a dollar amount (minimum $50), investments are automatic.

You can modify or terminate this service at any time by mailing a notice to:

BNY Hamilton Funds
P.O. Box 163310
Columbus, OH 43216-3310


Purchases by personal checks Checks or money orders should be in U.S. dollars and payable to the Fund. Third-party checks are not accepted. In addition, you may not receive the proceeds of shares purchased by check until your original purchase clears, which may take up to ten business days.

Wire transactions The Adviser does not charge a fee for wire transfers from your bank to the Fund. However, your bank may charge a service fee for wiring funds.

                                                              Account Policies 7

MAKING EXCHANGES/REDEEMING SHARES


To exchange shares between mutual funds (minimum $500)
------------------------------------------------------

Phone
-----

 Call 800-426-9363.



Mail
----

Your instructions should include:

o    your account number

o names of the funds and number of shares or dollar amount you want to exchange.



Dealer
------


 Contact your broker-dealer.



Systematic Withdrawal
---------------------


Requires $10,000 minimum fund balance



To redeem shares
----------------

Phone
-----

Call 800-426-9363.

The proceeds can be wired to your bank account two business days after your redemption request or a check can be mailed to you at the address of record on the following business day.


Mail
----

Your instructions should include:

o    your account number

o names of the funds and number of shares or dollar amount you want to redeem.

A signature guarantee is required whenever:

o    you redeem more than $50,000

o    you want to send the proceeds to a different address

o    you have changed your account address within the last 60 days


Dealer
------


Contact your broker-dealer.


Systematic Withdrawal
---------------------

You can choose from several options for monthly, quarterly, semi-annual or annual withdrawals:

o    declining balance

o    fixed dollar amount

o    fixed share quantity

o    fixed percentage of your account

Call 800-426-9363 for details.



8  Account Policies

MAKING EXCHANGES/ REDEEMING SHARES


As with purchase orders, redemption requests received before the regular close of the New York Stock Exchange will be executed at the offering price calculated at that day's close.

Minimum account balances If your account balance falls below $500 due to redemptions, rather than market movements, the Fund may give you 60 days to bring the balance back up. If you do not increase your balance, the Fund may close your account and send you the proceeds.


Exchange minimums You may exchange shares of the same class between funds. From the perspective of tax liability, an exchange is the same as a redemption from one fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange. Shares to be exchanged must have a value of at least $500. If you will be investing in a new fund, you must also exchange enough shares to meet the minimum balance requirement.


Signature guarantees You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.


DISTRIBUTIONS AND TAX CONSIDERATIONS

The Fund pays monthly dividends, if any, and an annual capital gains distribution, if any, approximately 10 calendar days before the end of the month or the year, as the case may be. Distributions are automatically paid in the form of additional Fund shares. Notify the transfer agent in writing to:

o choose to receive dividends or distributions (or both) in cash

o change the way you currently receive distributions

Your taxable income is the same regardless of which option you choose.



Type of Distribution              Federal Tax Status
--------------------              ------------------

Dividends from net                ordinary income
investment income

Short-term capital gains          ordinary income

Long-term capital gains           capital gain





Distributions from the Fund are expected to be primarily ordinary income and capital gains which may be taxable at different rates depending on how long the Fund has held the asset.

The Fund issues detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investor who does not provide a valid Social Security or taxpayer identification number to the Fund may be subject to federal backup withholding tax.

Whenever you redeem or exchange shares, you are likely to generate a capital gain or loss, which will be short- or long-term depending on how long you held the shares.

If you invest in the Fund shortly before an expected taxable dividend or capital gain distribution, you may end up getting part of your investment back right away in the form of taxable income.

You should consult your tax adviser about your own particular tax situation.


                                                              Account Policies 9

INVESTMENT ADVISER

The Bank of New York, located at One Wall Street, New York, NY 10286 is the Adviser of the Fund. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $74 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $60 billion in investments for institutions and individuals.


Adviser compensation The Adviser is responsible for all business activities and investment decisions for the Fund. In return for these services, the Fund pays the Adviser an annual fee.


 Fund                                    Fee
                                         as a % of
                                         average daily
                                         net assets
------------------------------------------------------

 BNY Hamilton U.S. Bond
 Market Index Fund                       0.25%


PORTFOLIO MANAGER


The day-to-day management of the Fund is handled by a team of investment professionals under the leadership of a portfolio manager, who is described below.

BNY Hamilton U.S. Bond Market Index Fund

William D. Baird is a vice president of the adviser specializing in government, mortgage backed and asset backed security analysis. He joined the adviser in 1993 and has been managing assets since 1981. Mr. Baird has also managed the BNY Hamilton Intermediate Government Fund since 1997.





10  Account Policies

NOTES









                                                                        Notes 11

                                                          BNY
                                                        HAMILTON
                                                         FUNDS

FOR MORE INFORMATION


Statement of Additional Information (SAI)
The SAI contains more detailed disclosure on features and policies of the Fund. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this prospectus).


You can obtain the SAI free of charge, make inquiries or request other information about the Fund by contacting your dealer or:

BNY Hamilton Funds
P.O. Box 163310
Columbus, OH 43216-3310
800-426-9363

Information is also available from the SEC:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
www.sec.gov
E-mail: publicinfo@sec.gov

For information on the operation of the SEC's public reference room, where documents may be viewed and copied, call:

1-202-942-8090

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number: 811-6654

 BNY-0090      4/00                                          BNY Hamilton Funds

                                       BNY
                                    HAMILTON

                                     [LOGO]

                                   PROSPECTUS


                                   PROSPECTUS


                               S&P 500 INDEX FUND




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.

                                 April 25, 2000




                                      BNY
                                    HAMILTON
                                     FUNDS

ABOUT THE FUND

3    BNY Hamilton S&P 500 Index Fund


ACCOUNT POLICIES


6    Daily NAV Calculation

6    Distribution (12b-1) Plan

7    Opening an Account/Purchasing Shares


8    Making Exchanges/Redeeming Shares


9    Distributions and Tax Considerations


10   Investment Adviser


10   Portfolio Managers






FOR MORE INFORMATION

Back Cover

                              S&P 500 Index Fund



                                       CUSIP Numbers:
                                       Institutional Shares 05561M648     [LOGO]
                                       Investor Shares 05561M655



INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Standard & Poor's 500 Composite Stock Index (the "S&P 500O").


MANAGEMENT STRATEGY

The Fund pursues its objective by employing a passive management strategy designed to track the performance of the S&P 500. The Fund invests substantially all of its assets in stocks that comprise the S&P 500. The Adviser uses a full replication approach, in which all stocks in the S&P 500 are held by the Fund in proportion to their index weights.


The S&P 500 is a market-weighted index composed of approximately 500 large cap common stocks chosen by Standard & Poor's based on a number of factors including industry group representation, market value, economic sector and operating/financial condition.


                                               BNY Hamilton S&P 500 Index Fund 3

MAIN INVESTMENT RISKS

Because the Fund uses an indexing strategy, it does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor performance. You may, therefore, lose money.

The value of your investment in the Fund generally will fluctuate with stock market movements. As a group, the large-capitalization stocks included in the S&P 500 could fall out of favor with the market, particularly in comparison with small- or medium-capitalization stocks.

If stocks in the portfolio reduce or eliminate their dividend payments, the Fund will generate less income.



4 BNY Hamilton S&P 500 Index Fund

PAST PERFORMANCE


Because the Fund had not commenced operations as of the date of this Prospectus, it has no prior history to report.



Past performance of the S&P Composite Index (%) as of 12/31/99*


    1 Year      3 Years      5 Years      10 Years
---------------------------------------------------
    20.98        27.57        28.56        18.21


* Returns are annualized and do not incorporate any fees which would be charged by the Fund. This table is not intended to indicate how the Fund will perform in the future.


FEES AND EXPENSES


The table below outlines the fees and expenses you could expect to pay as an investor in the Fund. "Annual Operating Expenses" are deducted from Fund assets, and are reflected in the total return. Since the Fund is "no-load", shareholders pay no fees or out-of-pocket expenses.


Fee table (%  of average net assets)



                           Institutional  Investor
                                  Shares    Shares
-----------------------------------------------------
 Shareholder Fees                   None      None

 Annual Operating Expenses
-----------------------------------------------------
 Management fee                    0.25%     0.25%
 Distribution (12b-1) fees          None     0.25%
 Other expenses (a)                0.31%     0.31%

 Total annual operating expenses*  0.56%     0.81%


(a)  This is an estimate because the Fund has no prior operating history.

* The adviser and sub-administrator have agreed to limit the expenses of the Fund to 0.35% and 0.60%, for the Institutional Shares and the Investor Shares, respectively, of its average daily net assets. The adviser and sub-administrator have agreed to waive fees and if necessary, reimburse expenses of the Fund, to the extent that total operating expenses are greater than 0.35% and 0.60% of its average daily net assets. Management reserves the right to implement and discontinue expense limitations at any time.


The table below shows the anticipated expenses on a $10,000 investment in the Fund over the indicated periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.


Expense on a $10,000 investment*($)

                         1 Year            3 Years
----------------------------------------------------
 Institutional Shares        57                179

 Investor Shares             83                259



* Assumptions: $10,000 original investment, full redemption at end of period, all dividends and distributions reinvested, 5% annual returns and no changes in the Fund's operating expenses from those indicated for Year 1.



                                               BNY Hamilton S&P 500 Index Fund 5

ACCOUNT POLICIES

The Fund in this prospectus is offered in two share classes - Institutional and Investor. Institutional Shares do not have 12b-1 fees and have generally lower operating expenses, which improves investment performance. Institutional Shares are available only to direct investments over $100,000 or to investors who have specific asset management relationships with the Adviser.

All other investors may purchase Investor Shares. The information below on Daily NAV Calculation and Distributions and Tax Considerations applies to both share classes. The other account policies apply to Investor Shares only. If you want to purchase, exchange or redeem Institutional Shares, contact your Bank of New York representative.


DAILY NAV CALCULATION

The Fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) each day that the exchange is open. When market prices are not available, the Fund will use fair value prices as determined by the board of directors.

Purchase orders received before the regular close of the New York Stock Exchange will be executed at the NAV calculated at that day's close.


DISTRIBUTION (12B-1) PLAN

The directors have adopted a 12b-1 distribution plan with respect to the Investor Shares of the Fund in this prospectus. The plan permits the Fund to reimburse the Distributor for distribution expenses in an amount up to 0.25% of the annual average daily net assets of Investor Shares. These fees are paid out of Fund assets on an ongoing basis, and over time, they could cost you more than paying other types of sales charges.


OPENING AN ACCOUNT


Minimum investment requirements


                           Minimum initial           Minimum continuing
 Account Type              investment                investments                Minimum balance
 ------------              ----------                -----------                ---------------

 IRA                       $250                      $25                        N/A

 Regular Account           $2,000*                   $100*                      $500

 Automatic Investment
    Program                $500                      $50                        N/A



* Employees and retirees of The Bank of New York and its affiliates, and employees of the administrator, distributor and their affiliates may open a regular account with $100 and make continuing investments of $25. Employees and retirees of The Bank of New York and its affiliates may also invest through payroll deduction. Call 800-4BNY-FND (800-426-9363) for details.



6 Account Policies

OPENING AN ACCOUNT/PURCHASING SHARES

Open an account
---------------

Mail
----

Send completed new account application and a check payable directly to the Fund to:

BNY Hamilton Funds
P.O. Box 163310
Columbus, OH 43216-3310

For all enrollment forms, call 800-426-9363.


Wire
----

The Fund does not charge a fee for wire transactions, but your bank may.

Mail your completed new account application to the Ohio address above. Call the transfer agent at (800) 426-9363 for an account number.

Intruct your bank to wire funds to a new account at:

Instruct your bank to wire funds to:
The Bank of New York
New York, NY 10286
ABA: 021000018
BNY Hamilton Funds
DDA 8900275847
Attn: BNY Hamilton S & P 500 Index Fund
Ref: [your name, account number and taxpayer ID]


Dealer
------

Note: a broker-dealer may charge a fee.

Contact your broker-dealer.


Automatic Investment Program
----------------------------

Automatic investments are withdrawn from your bank account on a monthly or biweekly basis.

Make an initial investment of at least $500 by whatever method you choose. Be sure to fill in the information required in section 7 of your new account application.

Your bank must be a member of the ACH (Automated Clearing House) system.




Add to your investment
----------------------


Mail
----

Send a check payable directly to the Fund to:

BNY Hamilton Funds, Inc.
P.O. Box 806
Newark, NJ 07101-0806

If possible, include a tear-off payment stub from one of your transaction confirmation statements.



Wire
----

Instruct your bank to wire funds to:
The Bank of New York
New York, NY 10286
ABA: 021000018
BNY Hamilton Funds
DDA 8900275847
Attn: BNY Hamilton S & P 500 Index Fund
Ref: [your name, account number and taxpayer ID]




Dealer
------

Contact your broker-dealer.



Automatic Investment Program
----------------------------

Once you specify a dollar amount (minimum $50), investments are automatic.

You can modify or terminate this service at any time by mailing a notice to:

BNY Hamilton Funds
P.O. Box 163310
Columbus, OH 43216-3310



Purchases by personal check Checks or money orders should be in U.S. dollars and payable to the Fund. Third-party checks are not accepted. In addition, you may not receive the proceeds of shares purchased by check until your original purchase clears, which may take up to ten business days.


Wire transactions The Adviser does not charge a fee for wire transfers from your bank to the Fund. However, your bank may charge a service fee for wiring funds.



                                                              Account Policies 7

MAKING EXCHANGES/REDEEMING SHARES


To exchange shares between mutual funds (minimum $500)


Phone
-----

Call 800-426-9363.


Mail
----



Your instructions should include:

o    your account number

o names of the funds and number of shares or dollar amount you want to exchange.


Dealer
------

Contact your broker-dealer.


Systematic Withdrawal
---------------------

Requires $10,000 minimum fund balance




To redeem shares
----------------

Phone
-----

Call 800-426-9363

The proceeds can be wired to your bank account two business days after your redemption request or a check can be mailed to you at the address of record on the following business day.



Mail
----


 Your instructions should include:

o    your account number

o names of the funds and number of shares or dollar amount you want to redeem.

A signature guarantee is required whenever:


o    you redeem more than $50,000

o    you want to send proceeds to a different address

o    you have changed your account address within the last 60 days



Dealer
------

Contact your broker-dealer.


Systematic Withdrawal
---------------------


You can choose from several options for monthly, quarterly, semi-annual or annual withdrawals:

o    declining balance

o    fixed dollar amount

o    fixed share quantity

o    fixed percentage of your account


Call 800-426-9363 for details.



8  Account Policies

MAKING EXCHANGES/ REDEEMING SHARES


As with purchase orders, redemption requests received before the regular close of the New York Stock Exchange will be executed at the offering price calculated at that day's close.

Minimum account balances If your account balance falls below $500 due to redemptions, rather than market movements, the Fund may give you 60 days to bring the balance back up. If you do not increase your balance, the Fund may close your account and send you the proceeds.

Exchange minimums You may exchange shares of the same class between funds. From the perspective of tax liability, an exchange is the same as a redemption from one fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange. Shares to be exchanged must have a value of at least $500. If you will be investing in a new fund, you must also exchange enough shares to meet the minimum balance requirement.

Signature guarantees You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.


DISTRIBUTIONS AND TAX CONSIDERATIONS

The Fund pays quarterly dividends, if any, and an annual capital gains distribution, if any, approximately 10 calendar days before the end of the quarter or the year, as the case may be. Distributions are automatically paid in the form of additional Fund shares. Notify the transfer agent in writing to:

o    choose to receive dividends or distributions (or both) in cash

o    change the way you currently receive distributions

Your taxable income is the same regardless of which option you choose.


Type of Distribution       Federal Tax Status
--------------------       ------------------

Dividends from net         ordinary income
investment income

Short-term capital gains   ordinary income

Long-term capital gains    capital gain


Distributions from the Fund are expected to be primarily ordinary income and capital gains which may be taxable at different rates depending on how long the Fund has held the asset.

The Fund issues detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investor who does not provide a valid Social Security or taxpayer identification number to the Fund may be subject to federal backup withholding tax.

Whenever you redeem or exchange shares, you are likely to generate a capital gain or loss, which will be short- or long-term depending on how long you held the shares.

If you invest in the Fund shortly before an expected taxable dividend or capital gain distribution, you may end up getting part of your investment back right away in the form of taxable income.

You should consult your tax adviser about your own particular tax situation.



                                                              Account Policies 9

INVESTMENT ADVISER

The Bank of New York, located at One Wall Street, New York, NY 10286 is the Adviser of the Fund. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $74 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $60 billion in investments for institutions and individuals.

Adviser compensation The Adviser is responsible for all business activities and investment decisions for the Fund. In return for these services, the Fund pays the Adviser an annual fee.


Fund                                     Fee

                                         as a % of
                                         average daily
                                         net assets
-------------------------------------------------------

 BNY Hamilton S&P 500 Index Fund         0.25%


PORTFOLIO MANAGERS


The day-to-day management of the Fund is handled by a team of investment professionals under the leadership of the portfolio managers, who are described below.


BNY Hamilton S&P 500 Index Fund is managed by Kurt Zyla and Tracy Hemmi.


Mr. Zyla is a portfolio manager and Vice-President of the Adviser. He has managed the Passive Investment Management Group of the Adviser since 1996, and currently manages $6.5 billion in assets. He joined the Adviser in 1989. Prior to his current position, he was employed by the Adviser in a number of capacities.


Ms. Hemmi is a portfolio manager and Assistant Vice President of the Adviser. Prior to joining the Adviser in 1999, Ms. Hemmi worked as an index portfolio manager at Key Asset Management and as financial analyst and funds management trader for KeyCorp since 1994.


10 Account Policies

NOTES










                                                                         Note 11

                                      BNY
                                    HAMILTON
                                     FUNDS

FOR MORE INFORMATION

Statement of Additional Information (SAI) The SAI contains more detailed disclosure on features and policies of the Fund. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this prospectus).

You can obtain the SAI free of charge, make inquiries or request other information about the Fund by contacting your dealer or:

BNY Hamilton Funds
P.O. Box 163310
Columbus, OH 43216-3310
800-426-9363

Information is also available from the SEC:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
www.sec.gov
E-mail: publicinfo@sec.gov

For information on the operation of the SEC's public reference room, where documents may be viewed and copied, call:

1-202-942-8090

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number:  811-6654

BNY-0090     4/00  BNY HAMILTON FUNDS

                                      BNY
                                    HAMILTON

                                     [LOGO]


PROSPECTUS

LARGE CAP VALUE FUND

                                                April 25, 2000


                                                     BNY
                                                   HAMILTON
                                                     FUNDS


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.

ABOUT THE FUNDS

  3     BNY Hamilton Large Cap Value Fund

ACCOUNT POLICIES

  6     Daily NAV Calculation


  6     Distribution (12b-1) Plan


  7     Opening an Account/Purchasing Shares


  8     Making Exchanges/Redeeming Shares


  9     Distributions and Tax Considerations


 10     Investment Adviser


 10     Portfolio Managers

For More Information



Back Cover

Large Cap Value Fund
[LOGO]


CUSIP NUMBERS:
INSTITUTIONAL SHARES 05561M689
INVESTOR SHARES 05561M975

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation; current income is a secondary consideration.

MANAGEMENT STRATEGY

The Fund's Adviser's strategy is to use a bottom-up value-oriented approach to choosing stocks. The Adviser identifies large capitalization stocks that are undervalued in terms of price or other financial measurements with above-average growth potential. The bottom-up approach looks primarily at individual issuers against the context of broader market factors. Some of the factors which the Adviser uses when analyzing individual issuers include:


o relative earnings growth

o profitability trends

o relatively low price-to-earnings and price-to-book ratios

o issuers' financial strength

o valuation analysis and strength of management

o risk-adjusted growth combined with dividend yield


The Adviser uses this selection analysis to identify those issuers that exhibit one or more of the following criteria: below-average valuation multiples; improving financial strength; and a catalyst which will allow the stock to reach what the Adviser believes to be the stock's intrinsic value, generally within a year.

Catalysts considered by the Adviser in selecting securities include:

o near-term catalysts, such as product introductions, cost-cutting initiatives, a cyclical surge in profits or a change in management

o a management team committed to its shareholders' interests


The Fund's portfolio generally includes large-capitalization stocks of companies whose market capitalization is $3 billion or more. The Fund may also invest up to 35% of its overall portfolio in companies with a market capitalization of less than $3 billion. However, such companies will have a market capitalization of at least $100 million at the time of purchase.


Although the Fund intends to invest primarily in equity securities of U.S. issuers, it may invest without limit in equity securities of foreign issuers, including those in emerging markets. Within limits, the Fund also may use certain derivatives (i.e. options, futures), which are investments whose value is determined by underlying securities or indices.

Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of large-capitalization issuers and will maintain a weighted market capitalization of $3 billion. As a temporary defensive measure, the Fund may invest more than 35% of its assets in cash or cash equivalents. Under such circumstances, the Fund may not achieve its investment objective.


                                             BNY HAMILTON LARGE CAP VALUE FUND 3

MAIN INVESTMENT RISKS


The value of your investment in the Fund generally will fluctuate with stock market movements. Large-capitalization stocks could fall out of favor with the market, particularly in comparison with small- or medium-capitalization stocks. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that stocks judged to be undervalued may actually be appropriately priced, or that their prices may go down. While the Fund's investments in value stocks may limit downside risk over time, the Fund may, as a trade-off, produce more modest gains than riskier stock funds.


Small companies tend to grow or fade quickly by their nature. Their market valuations are often based more on investors' belief in their future potential than on their current balance sheets. Since market sentiment can change from one day to the next, small-cap stock prices have historically been more volatile than those of large-cap stocks.

Investors are often attracted to small companies for their specialization and innovation.

The portfolio manager's investment strategies may not work out as planned, and the Fund's performance could suffer. You may, therefore, lose money.

Investments in derivatives may be a surrogate to the performance of their related underlying securities. However, because derivatives may not perfectly represent the value of the related underlying securities, and because derivatives depend on the performance of other parties to the derivatives, using derivatives could limit profits or increase losses in comparison with investment in underlying securities without using derivatives.

Investments in foreign securities involve additional risks, including potentially unfavorable currency exchange rates, limited or misleading financial information, generally higher transaction costs and political and economic disturbances ranging from tax legislation to military coups. These risks are magnified in emerging markets.

CHARACTERISTICS OF LARGE-CAP COMPANIES

The largest U.S. companies, those with market capitalization over $3 billion, are a relatively select group that nonetheless covers all industries and geographies. These companies are typically well-established businesses with broad product lines and customers in many markets. Their diversification and usually substantial cash reserves enable them to weather economic downturns. The dividends they pay can also cushion the effects of market volatility, since their stocks generate steady income even while their price may be depressed.

The long-term capital appreciation of large-cap stocks has historically lagged smaller companies.


4  BNY HAMILTON LARGE CAP VALUE FUND

PAST PERFORMANCE


Because the Fund had not commenced operations as of the date of this Prospectus, it has no prior performance history to report.



FEES AND EXPENSES


The table below outlines the fees and expenses you could expect to pay as an investor in the Fund. "Annual Operating Expenses" are deducted from Fund assets and are reflected in the total return. Since the Fund is "no-load", shareholders pay no fees or out-of-pocket expenses.



Fee table (% of average net assets)
--------------------------------------------------------------------------------
                                           Institutional        Investor
                                               Shares            Shares
--------------------------------------------------------------------------------
Shareholder Fees                                None              None

Annual Operating Expenses
--------------------------------------------------------------------------------
Management fee                                  0.60              0.60
Distribution (12b-1) fees                       None              0.25
Other expenses (a)                              0.31              0.31

Total annual operating expenses*                0.91              1.16



(a) This is an estimate because the Fund has no prior operating history.



* The adviser has agreed to limit the expenses of the Fund to 0.80% and 1.05%, for the Institutional Shares and the Investor Shares, respectively, of its average daily net assets. The adviser will waive management fees and, if necessary, reimburse expenses of the Fund, to the extent that total annual operating expenses are greater than 0.80% and 1.05% of its average daily net assets. Management reserves the right to implement and discontinue expense limitations at any time.




The table below shows the anticipated expenses on a $10,000 investment in the Fund over the indicated periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.


 Expenses on a $10,000 investment* ($)
--------------------------------------------------------------------------------
                                                   1 Year       3 Years
--------------------------------------------------------------------------------

Institutional Shares                                 93           290

Investor Shares                                      118          368



* Assumptions: $10,000 original investment, full redemption at end of period, all dividends and distributions reinvested, 5% annual returns and no changes in the Fund's operating expenses from those indicated for Year 1.



                                             BNY Hamilton Large Cap Value Fund 5

ACCOUNT POLICIES

The Fund is offered in two share classes --
Institutional and Investor. Institutional Shares do not have 12b-1 fees and have generally lower operating expenses, which improves investment performance. Institutional Shares are available only to direct investments over $100,000 or to investors who have specific asset management relationships with the Adviser.

All other investors may purchase Investor Shares. The information below on Daily NAV Calculation and Distributions and Tax Considerations applies to both share classes. The other account policies apply to Investor Shares only. If you want to purchase, exchange or redeem Institutional Shares, contact your Bank of New York representative.

DAILY NAV CALCULATION

The Fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) each day that the exchange is open. When market prices are not available, the Fund will use fair value prices as determined by the board of directors.

Purchase orders received before the regular close of the New York Stock Exchange will be executed at the NAV calculated at that day's close.

The Fund invests, or may invest, in securities that are traded on foreign exchanges, which may be open when the New York Stock Exchange is closed. The value of your investment in the Fund may change on days when you will be unable to purchase or redeem shares.


DISTRIBUTION (12B-1) PLAN

The directors have adopted 12b-1 distribution plans with respect to the Investor Shares of the Fund in this prospectus. The plans permit the Fund to reimburse the Distributor for distribution expenses in an amount up to 0.25% of the annual average daily net assets of Investor Shares. These fees are paid out of Fund assets on an ongoing basis, and over time, they could cost you more than paying other types of sales charges.


----------------------------------------------------------------------------------------------
OPENING AN ACCOUNT

Minimum investment requirements

                                Minimum initial   Minimum continuing
 Account Type                   investment        investments           Minimum balance
----------------------------------------------------------------------------------------------
IRA                             $250              $25                   N/A

Regular Account                 $2,000*           $100*                 $500

Automatic Investment Program    $500              $50                   N/A



* Employees and retirees of The Bank of New York and its affiliates, and employees of the administrator, distributor and their affiliates may open a regular account with $100 and make continuing investments of $25. Employees and retirees of The Bank of New York and its affiliates may also invest through payroll deduction. Call 800-4BNY-FND (800-426-9363) for details.



6 Account Policies

OPENING AN ACCOUNT/PURCHASING SHARES

Open an account

MAIL
--------------------------------------------------------------------------------

Send completed new account application and a check payable directly to the Fund to:

BNY Hamilton Funds
P.O. Box 163310
Columbus, OH 43216-3310

For all enrollment forms, call 800-426-9363.

Add to your investment


Send a check payable directly to the Fund to:


BNY Hamilton Funds, Inc.
P.O. Box 806
Newark, NJ 07101-0806


If possible, include a tear-off payment stub from one of your transaction confirmation statements.

Open an account
WIRE
--------------------------------------------------------------------------------


The Fund does not charge a fee for wire transactions, but your bank may.



Mail your completed new account application to the Ohio address above. Call the transfer agent at 800-426-9363 for an account number.

Add to your investment
Instruct your bank to wire funds to a new account at:


The Bank of New York
New York, NY 10286
ABA: 021000018
BNY Hamilton Funds
DDA 8900275847
Attn: BNY Hamilton Large Cap Value Fund
Ref: [your name, account number and taxpayer ID]

Add to your investment
Instruct your bank to wire funds to:


The Bank of New York
New York, NY 10286
ABA: 021000018
BNY Hamilton Funds
DDA 8900275847
Attn: BNY Hamilton Large Cap Value Fund
Ref: [your name, account number and taxpayer ID]


Open an account

DEALER
--------------------------------------------------------------------------------

Note: a broker-dealer may charge a fee.

Contact your broker-dealer.

Add to your investment

Contact your broker-dealer.

AUTOMATIC INVESTMENT PROGRAM
--------------------------------------------------------------------------------

Automatic investments are withdrawn from your bank account on a monthly or biweekly basis.

Make an initial investment of at least $500 by whatever method you choose. Be sure to fill in the information required in section 7 of your new account application.

Your bank must be a member of the ACH (Automated Clearing House) system.

Purchases by personal check Checks or money orders should be in U.S. dollars and payable to the Fund. The Fund does not accept third-party checks. In addition, you may not receive the proceeds of shares purchased by check until your original purchase clears, which may take up to ten business days.

Once you specify a dollar amount (minimum $50), investments are automatic.

You can modify or terminate this service at any time by mailing a notice to:
BNY Hamilton Funds
P.O. Box 163310
Columbus, OH 43216-3310


Wire transactions The Adviser does not charge a fee for wire transfers from your bank to the Fund. However, your bank may charge a service fee for wiring funds.


                                                              Account Policies 7

MAKING EXCHANGES/REDEEMING SHARES

To exchange shares between mutual funds (minimum $500)

Phone
--------------------------------------------------------------------------------

Call 800-426-9363.

To redeem shares

Call 800-426-9363.


The proceeds can be wired to your bank account two business days after your redemption request or a check can be mailed to you at the address of record on the following business day.

To exchange shares between mutual funds (minimum $500)
Mail
--------------------------------------------------------------------------------

Your instructions should include:

o your account number

o names of the funds and number of shares or dollar amount you want to exchange.

To redeem shares

Your instructions should include:

o your account number


o names of the funds and number of shares or dollar amount you want to redeem.


A signature guarantee is required whenever:

o you redeem more than $50,000


o you want to send the proceeds to a different address


o you have changed your account address within the last 60 days

To exchange shares between mutual funds (minimum $500)
Dealer
--------------------------------------------------------------------------------

Contact your broker-dealer.

To redeem shares
Contact your broker-dealer.

To exchange shares between mutual funds (minimum $500)
Systematic Withdrawal
--------------------------------------------------------------------------------

Requires $10,000 minimum fund balance

To redeem shares
You can choose from several options for monthly, quarterly, semi-annual or annual withdrawals:

o declining balance
o fixed dollar amount
o fixed share quantity
o fixed percentage of your account

Call 800-426-9363 for details.



8 Account Policies

MAKING EXCHANGES/ REDEEMING SHARES

As with purchase orders, redemption requests received before the regular close of the New York Stock Exchange will be executed at the offering price calculated at that day's close.

Minimum account balances If your account balance falls below $500 due to redemptions, rather than market movements, the Fund may give you 60 days to bring the balance back up. If you do not increase your balance, the Fund may close your account and send you the proceeds.

Exchange minimums You may exchange shares of the same class between funds. From the perspective of tax liability, an exchange is the same as a redemption from one fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange. Shares to be exchanged must have a value of at least $500. If you will be investing in a new fund, you must also exchange enough shares to meet the minimum balance requirement.

Signature guarantees You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.

DISTRIBUTIONS AND TAX CONSIDERATIONS

The Fund pays quarterly dividends, if any, and an annual capital gains distribution, if any, approximately 10 calendar days before the end of the quarter or the year, as the case may be. Distributions are automatically paid in the form of additional Fund shares. Notify the transfer agent in writing to:

o choose to receive dividends or distributions (or both) in cash

o change the way you currently receive distributions Your taxable income is the same regardless of which option you choose.

 Type of Distribution           Federal Tax Status
--------------------------------------------------------------------------------
 Dividends from net             ordinary income
 investment income

 Short-term capital gains       ordinary income

 Long-term capital gains        capital gain

The Fund issues detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investor who does not provide a valid Social Security or taxpayer identification number to the Fund may be subject to federal backup withholding tax.

Whenever you redeem or exchange shares, you are likely to generate a capital gain or loss, which will be short- or long-term depending on how long you held the shares.

If you invest in the Fund shortly before an expected taxable dividend or capital gain distribution, you may end up getting part of your investment back right away in the form of taxable income.

You should consult your tax adviser about your own particular tax situation.


                                                             9  Account Policies

Investment Adviser


The Bank of New York, located at One Wall Street, New York, NY 10286 is the Adviser of the Fund. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $74 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $60 billion in investments for institutions and individuals.



Estabrook Capital Management, LLC, located at 430 Park Avenue, New York, NY 10022, has been a wholly-owned subsidiary of The Bank of New York since 1999. Estabrook Capital Management, LLC, and predecessor companies, have been managing individual portfolios for over sixty years and currently has assets under management exceeding $2 billion.



Adviser compensation The Adviser is responsible for all business activities and investment decisions for the Fund. In return for these services, the Fund pays the Adviser an annual fee.



Fund                                            Fee
--------------------------------------------------------------------------------
                                                as a % of
                                                average daily
                                                net assets
--------------------------------------------------------------------------------

BNY Hamilton Large Cap Value Fund               0.60%


PORTFOLIO MANAGERS


Day-to-day management of the Fund is handled by a team of investment professionals under the leadership of the portfolio managers, who are described below.


BNY HAMILTON LARGE CAP VALUE FUND


The Fund is advised by The Bank of New York and sub-advised by Estabrook Capital Management, LLC, a wholly-owned subsidiary of The Bank of New York.


The Fund is managed by Charles T. Foley, and George D. Baker.

Mr. Foley is a portfolio manager of the Sub-Adviser and Managing Director. He has been with the Sub-Adviser since 1970 and currently manages over 100 relationships totaling over $380 million in assets.


Mr. Baker is a portfolio manager of the Sub-Adviser since 1996 where he is also the Director of Research. He currently manages over $200 million in assets. Prior to joining the Sub-Adviser, Mr. Baker was employed by Merrill Lynch since 1989 where he served as a Managing Director and Senior Energy Industry Specialist.


10 Account Policies

NOTES




                                                                        N
11

                                                        BNY
                                                      HAMILTON
                                                       FUNDS

FOR MORE INFORMATION

Statement of Additional Information (SAI) The SAI contains more detailed disclosure on features and policies of the Fund. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this prospectus).


You can obtain the SAI free of charge, make inquiries or request other information about the Fund by contacting your dealer or:


BNY Hamilton Funds
P.O. Box 163310
Columbus, OH 43216-3310
800-426-9363

Information is also available from the SEC:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
www.sec.gov
E-mail: publicinfo@sec.gov

For information on the operation of the SEC's public reference room, where documents may be viewed and copied, call:


1-202-942-8090


Note: The SEC requires a duplicating fee for paper copies.

SEC File Number:  811-6654



                                                        BNY
                                                      HAMILTON
                                                       FUNDS
BNY-0090  4/00

                            BNY HAMILTON FUNDS, INC.
                       Statement of Additional Information

                             BNY Hamilton Money Fund
                        BNY Hamilton Treasury Money Fund
                         BNY Hamilton Equity Income Fund
                       BNY Hamilton Large Cap Growth Fund
                       BNY Hamilton Small Cap Growth Fund
                     BNY Hamilton International Equity Fund
                    BNY Hamilton Intermediate Government Fund
                 BNY Hamilton Intermediate Investment Grade Fund
               BNY Hamilton Intermediate New York Tax-Exempt Fund
                    BNY Hamilton Intermediate Tax-Exempt Fund
                         BNY Hamilton S&P 500 Index Fund
                    BNY Hamilton U.S. Bond Market Index Fund
                        BNY Hamilton Large Cap Value Fund



                                  April 4, 2000



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS LISTED ABOVE WHICH SHOULD BE READ IN CONJUNCTION WITH THE RELEVANT PROSPECTUS, EACH DATED APRIL 4, 2000, AS SUPPLEMENTED FROM TIME TO TIME, WHICH MAY BE OBTAINED UPON REQUEST FROM BNY HAMILTON DISTRIBUTORS, INC., 90 PARK AVENUE, NEW YORK, NEW YORK 10956 ATTENTION:
BNY HAMILTON FUNDS, INC., 1-800-426-9363.

                                Table of Contents

                                                                                                       Page

General............................................................................................       3
Investment Objectives and Policies.................................................................       3
Investment Restrictions............................................................................      28
Directors and Officers.............................................................................      36
Investment Adviser.................................................................................      39
Administrator......................................................................................      42
Distributor........................................................................................      43
Fund, Shareholder and Other Services...............................................................      45
Purchase of Shares.................................................................................      45
Redemption of Shares...............................................................................      46
Exchange of Shares.................................................................................      47
Dividends and Distributions........................................................................      47
Net Asset Value....................................................................................      48
Performance Data...................................................................................      50
Portfolio Transactions and Brokerage...............................................................      54
Description of Shares..............................................................................      58
Taxes..............................................................................................      60
Special Considerations Relating to Investments in New York Municipal Obligations...................      65
Additional Information.............................................................................      80
Financial Statements...............................................................................      80
Appendix A - Description of Securities Ratings.....................................................      82

--------------------------------------------------------------------------------
GENERAL

BNY Hamilton Funds, Inc. ("BNY Hamilton") is an open-end investment company, currently consisting of sixteen series: BNY Hamilton Money Fund, BNY Hamilton Treasury Money Fund, BNY Hamilton Equity Income Fund, BNY Hamilton Large Cap Growth Fund, BNY Hamilton Small Cap Growth Fund, BNY Hamilton International Equity Fund, BNY Hamilton Intermediate Government Fund, BNY Hamilton Intermediate Investment Grade Fund, BNY Hamilton Intermediate New York Tax-Exempt Fund ("BNY Hamilton"), BNY Hamilton Tax-Exempt Fund, BNY Hamilton Large Cap CRT Fund, BNY Hamilton Small Cap CRT Fund, BNY Hamilton International Equity CRT Fund, BNY Hamilton S&P 500 Index Fund, BNY Hamilton U.S. Bond Market Index Fund and BNY Hamilton Large Cap Value Fund. Each of the BNY Hamilton Large Cap CRT Fund, BNY Hamilton Small Cap CRT Fund and BNY Hamilton International Equity CRT Fund is referred to as an "CRT Fund" and each of the other series of BNY Hamilton is referred to as a "Fund" and collectively as the "Funds". The Bank of New York (the "Adviser") will serve as investment adviser to each of the Funds and Indocam (the "Sub-Adviser") is the sub-adviser for the BNY Hamilton International Equity Fund. This Statement of Additional Information provides additional information only with respect to the Funds and should be read in conjunction with the current Prospectus relating to each Fund. For additional information with respect to the CRT Funds, please read the prospectus, and the Statement of Additional Information dated April 4, 2000, relating to the CRT Funds. BNY Hamilton's executive offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES

BNY Hamilton Money Fund (the "Money Fund") is designed to be an economical and convenient means of making substantial investments in money market instruments. The Fund's investment objective is to earn as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality money market instruments. The Fund will attempt to accomplish this objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in United States dollar-denominated securities described in each Prospectus for each class of shares of BNY Hamilton Money Fund and in this Statement of Additional Information that meet certain rating criteria, present minimal credit risks and have remaining maturities of 397 days or less. See "Quality and Diversification Requirements".

BNY Hamilton Treasury Money Fund (the "Treasury Money Fund") is designed to be an economical and convenient means of investing in securities issued or guaranteed by the United States Government and in securities fully collateralized by issues of the United States Government. The Fund's investment objective is to earn as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the United States Treasury and repurchase agreements fully collateralized by obligations of the United States Treasury. The Fund will only invest in money market securities issued or guaranteed by the U.S. Government, including but not limited to securities subject to repurchase agreements secured by U.S. Government obligations. Securities issued or guaranteed by the U.S. Government include U.S. Treasury securities which differ in their interest rates, maturities, and times of issuance.

In accordance with Rule 2a-7 under the Investment Company Act of 1940, the Fund will maintain a dollar-weighted average maturity of 90 days or less and will only purchase securities having remaining maturity of 397 days or less. See "Quality and Diversification Requirements".

BNY Hamilton Equity Income Fund (the "Equity Income Fund") is designed for conservative investors who are interested in participating in the equity markets while receiving current income greater than the yield of the Standard & Poor's 500 Index. The Fund's investment objective is to provide long-term capital appreciation with a yield greater than the yield of the Standard & Poor's 500 Index. The Fund will invest primarily in common stock and convertible securities of domestic and foreign corporations. In connection with its investment objectives, the Fund seeks to achieve capital appreciation in excess of the market average represented by the Standard & Poor's 500 Index. During periods of rapid market capital appreciation, the effect of the Fund's dual investment objectives will likely be that the net asset value of the Fund will not rise as rapidly as the market generally. Conversely, during periods of rapid market depreciation, the Fund's net asset value would not be expected to decline as rapidly as the market.

BNY Hamilton Large Cap Growth Fund (the "Large Cap Growth Fund") is designed as an economical and convenient means of investing primarily in the stocks of domestic and foreign institutions. The Fund's investment objective is to provide long-term capital appreciation by investing primarily in common stocks and securities convertible to common stocks; current income is a secondary objective. During times of adverse market and/or economic conditions the Fund may invest in securities with a high enough yield to offer possible resistance to downward market and/or economic pressure. In selecting securities for the Fund, a focus will be given to securities of corporations perceived to have a relatively high potential for growth of earnings and/or revenues. The Fund currently considers large cap corporations to be those with market capitalization of $3 billion or greater. In normal circumstances the Fund will invest at least 65% of its assets in such equity securities.

BNY Hamilton Small Cap Growth Fund (the "Small Cap Growth Fund") is designed for investors who are interested in obtaining capital growth by investing in stocks of smaller corporations. The Small Cap Growth Fund's investment objective is to provide long-term capital appreciation by investing primarily in equity securities of small domestic and foreign corporations. In selecting securities for the Small Cap Growth Fund a focus will be given to securities of corporations perceived as having potential for rapid growth in earnings or revenues due to expanded operations, new products, new technologies, new channels of distribution, revitalized management, general industry condition or other similar advantageous circumstances. Current income will not be a consideration. The Fund currently considers small corporations to be those with market capitalization of $1.5 billion or less. In normal circumstances the Small Cap Growth Fund will invest at least 65% of the value of its total assets in such equity securities.

BNY Hamilton International Equity Fund (the "International Equity Fund") is designed for more aggressive investors who wish to participate in foreign markets. The Fund's investment objective is to provide long-term capital appreciation through investing primarily in equity securities of non-U.S. issuers. In normal circumstances, the Fund will invest in securities principally traded in countries outside the United States. The Fund may at any time include American Depository

Receipts which are United States securities representing foreign securities that are deposited with foreign custodians or foreign branches of U.S. commercial banks; American Depository Receipts are traded in U.S. dollars on national exchanges and in over-the-counter markets. At any given time the Fund may invest 50% of its assets in the securities principally traded in any one country, although the Fund will ordinarily invest at least 65% of its total assets in at least three (3) countries.

BNY Hamilton Intermediate Government Fund (the "Intermediate Government Fund") is designed for conservative bond investors looking for a relatively stable, high quality investment. See "Quality and Diversification Requirements". The Fund's investment objective is to earn as high a level of current income as is consistent with the preservation of capital, moderate stability in net asset value and minimal credit risk. The Fund will invest in obligations issued or guaranteed by the United States Government and backed by the full faith and credit of the United States. The Fund may also invest in obligations issued or guaranteed by United States Government agencies or instrumentalities, where the Fund must look principally to the issuing or guaranteeing agency for ultimate repayment. The Fund may purchase or sell financial futures contracts and options in an effort to reduce the volatility of its portfolio, moderate market risk and minimize fluctuations in net asset value. For a discussion of these investments, see "Hedging Activities".

BNY Hamilton Intermediate Investment Grade Fund (the "Intermediate Investment Grade Fund") is designed for bond investors who wish to invest in debt obligations of both domestic and foreign corporations and governments. The Intermediate Investment Grade Fund's investment objective is to earn as high a level of current income as is consistent with preservation of capital, moderate stability in net asset value and maintenance of liquidity. In an effort to attain its investment objective, the Fund will invest primarily in debt obligations of domestic corporations, foreign corporations and foreign governments, as well as obligations issued or guaranteed by the United States Government and its agencies and instrumentalities. The Fund will invest at least 65% of the value of its total assets in securities rated investment grade. The average maturity of the Fund will range between three and ten years. The maximum average maturity of any individual security at the time of purchase will be 15 years. As a temporary defensive measure, the Fund may invest more than 35% of its assets in cash or cash equivalents.

BNY Hamilton Intermediate New York Tax-Exempt Fund (the "Intermediate New York Tax-Exempt Fund") is designed to be an economical and convenient means of making substantial investments in debt obligations that are exempt from federal, New York State and New York City income tax. The Fund's investment objective is to provide investors with income that is exempt from federal, New York State and New York City income taxes while maintaining relative stability of principal. The Fund will invest primarily in bonds issued by the State of New York and its political subdivisions and by Puerto Rico and its political subdivisions. During normal market conditions, the Adviser will attempt to invest 100%, and as a fundamental policy at least 80%, of the Fund's total assets in bonds and notes that are exempt from federal, New York State and New York City income taxes. There may be occasions, due to market conditions or supply limitations, when such securities are not available. In these situations, the Adviser may invest in other fixed income securities that may be subject to federal, New York State or New York City income taxes. Such investments would be considered temporary. The Adviser will invest a portion of the Fund's assets in short-term investments to provide liquidity. Investments in short-term investments may be increased for defensive purposes if, in the opinion of the Adviser, market conditions so warrant. The Fund seeks to maintain a current yield that is greater than that obtainable from a portfolio of short-term tax-exempt obligations, subject to certain quality restrictions. See "Quality and Diversification Requirementsopt The Fund may seek to moderate market risk and minimize fluctuations in its net asset value per share through the use of financial futures contracts and options. See "Hedging Activities".

BNY Hamilton Intermediate Tax-Exempt Fund (the "Intermediate Tax-Exempt Fund") is designed to be an economical and convenient means of making substantial investments in debt obligations that are exempt from federal income tax. A portion of the income recognized by the Intermediate Tax-Exempt Fund may be exempt from state or local income tax as well; consult with your tax adviser for details. The Intermediate Tax-Exempt Fund's investment objective is to provide income that is exempt from federal income taxes while maintaining relative stability of principal. The Fund will attempt to invest 100%, and as a fundamental policy will invest at least 80%, of its net assets in such investments. The securities purchased by the Fund will be limited to be investment grade, which means that investments cannot be rated lower than BBB by S&P and Baa by Moody's. If the securities are not rated, the investment adviser is to determine whether they are equivalent to investment grade securities at the time of purchase. At any time, as deemed appropriate by the Adviser, the Fund may hold a substantial portion of its net assets in cash. The Fund may seek to moderate market risk and minimize fluctuations in its net asset value per share through the use of financial futures and options. See "Hedging Activities".

BNY Hamilton S&P 500 Index Fund (the "S&P 500 Index Fund") is designed to match the performance of the Standard & Poor's 500 Composite Index (the "S&P 500"). The S&P 500 is a market-weighted index composed of approximately 500 common stocks chosen by Standard & Poor's based on a number of factors including industry group representation, market value, economic sector and operating/financial condition.

BNY Hamilton U.S. Bond Market Index Fund (the "Bond Index Fund") is designed to track the total rate of return of the Lehman Brothers Aggregate Bond Index (the "Lehman Bond Index"). The Lehman Bond Index is a broad-based, unmanaged index that covers the U.S. investment-grade, fixed-rate bond market and is comprised of investment-grade government, corporate, mortgage- and asset-backed bonds that are denominated in U.S. dollars, all with maturities longer than one year. Investment-grade securities are rated in the four highest rating categories by a nationally-recognized rating agency. Bonds are represented in the Lehman Bond Index in proportion to their market value.

BNY Hamilton Large Cap Value Fund (the "Large Cap Value Fund") is designed for conservative investors who are interested in participating in the equity markets. The Fund's investment objective is to provide long-term capital appreciation; current income is a secondary objective. The Fund will invest primarily in common stock and convertible securities of large-capitalization companies (i.e., companies whose market capitalization is $3 billion or more) and will seek to maintain a weighted market capitalization of $3 billion. The Fund may also invest up to 30% of its overall portfolio in companies with a market capitalization of less than $3 billion.

Throughout this Statement of Additional Information, the Money Fund and the Treasury Money Fund are collectively referred to as the "Money Market Funds"; the Equity Income Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the International Equity Fund, the S&P 500 Index Fund and the Large Cap Value Fund are collectively referred to as the "Equity Funds"; the Intermediate Government Fund, the Intermediate Investment Grade Fund and the Bond Index Fund are collectively referred to as the "Taxable Fixed Income Funds"; and the Intermediate New York Tax-Exempt Fund and the Intermediate Tax-Exempt Fund are collectively referred to as the "Tax-Exempt Fixed Income Funds".

The following discussion supplements the information regarding investment objectives and policies of the respective Funds as set forth above and in their respective prospectuses.

Government and Money Market Instruments

As discussed in the Prospectuses, each Fund may invest in cash equivalents to the extent consistent with its investment objectives and policies. A description of the various types of cash equivalents that may be purchased by the Funds appears below. See "Quality and Diversification Requirements".

United States Government Obligations. Each of the Funds, subject to its applicable investment policies, may invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the "full faith and credit" of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

Foreign Government Obligations. Except for the Treasury Money Fund, each of the Funds, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars or, in the case of the Equity Funds and Intermediate Investment Grade Fund, in another currency. See "Foreign Investments".

Bank Obligations. Except for the Treasury Money Fund, each of the Funds, unless otherwise noted in its relevant Prospectus or below, may invest in negotiable certificates of deposit, bank notes, time deposits and bankers' acceptances of
(i) banks, savings and loan associations and savings banks that have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size ("Euros") and (iii) United States branches of foreign banks of equivalent size ("Yankees"). The Funds will not invest in obligations for which the Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank. Each of the Funds, other than the Tax-Exempt Fixed Income Funds, may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

Commercial Paper. Except for the Treasury Money Fund, each of the Funds may invest in commercial paper, including Master Notes. Master Notes are obligations that provide for a periodic adjustment in the interest rate paid and permit periodic changes in the amount borrowed. Master Notes are governed by agreements between the issuer and the Adviser acting as agent, for no additional fee, in its capacity as investment adviser to the Funds and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the Adviser or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Adviser, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under such Master Notes. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment.

Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Adviser. Since Master Notes typically are not rated by credit rating agencies, the Funds may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Adviser to have a credit quality that satisfies such Fund's quality restrictions. See "Quality and Diversification Requirements". Although there is no secondary market for Master Notes, such obligations are considered by the Funds to be liquid because they are payable within seven days of demand. The Funds do not have any specific percentage limitation on investments in Master Notes.

Repurchase Agreements. Each of the Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Board of Directors of BNY Hamilton (the "Directors"). In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price is normally in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the duration of the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. The duration of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Funds invest in repurchase agreements for more than one year. The securities that are subject to repurchase agreements, however, may have durations in excess of one year from the effective date of the repurchase agreement. The Fund will always receive securities as collateral securities whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund's custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, liquidation of the collateral by the Fund may be delayed or limited. See "Investment Restrictions".

Corporate Bonds and Other Debt Securities

As discussed in the Prospectus for the Money Market Funds, Fixed Income Funds, the Intermediate Government Fund and Intermediate Investment Grade Fund may invest in bonds and other debt securities of domestic and foreign issuers to the extent consistent with their investment objectives and policies. A description of these investments appears in the Prospectus for the Fixed Income Funds and below. See "Quality and Diversification Requirements". For information on short-term investments in these securities, see "Money Market Instruments".

Asset-Backed Securities. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Fund may invest are subject to the Fund's overall credit requirements. Asset-backed securities in general, however, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt, thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

Mortgage-Backed Securities. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in mortgage-backed securities will be affected by reductions in the principal amount of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. A Fund's net asset value per share for each class will vary with changes in the values of its portfolio securities. To the extent that a Fund invests in mortgage-backed securities, such values will vary with changes in market interest rates generally and the differentials in yields among various kinds of mortgage-backed securities.

Tax-Exempt Obligations

As discussed in the Prospectus for the Tax-Exempt Fixed Income Funds, the Intermediate New York Tax-Exempt Fund and the Intermediate Tax-Exempt Fund may invest in tax-exempt obligations to the extent consistent with the Fund's investment objective and policies. A description of the various types of tax-exempt obligations that the Tax-Exempt Fixed Income Funds may purchase appears below. See "Quality and Diversification Requirements".

Municipal Bonds. Municipal bonds are debt obligations issued by the states, territories and possessions of the United States and the District of Columbia, by their political subdivisions and by duly constituted authorities and corporations. For example, states, territories, possessions and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities.

Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality.

Municipal Notes. Municipal notes are subdivided into three categories of short-term obligations: municipal notes, municipal commercial paper and municipal demand obligations.

Municipal notes are short-term obligations with a maturity at the time of issuance normally ranging up to one year. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

Municipal commercial paper typically consists of very short-term, unsecured, negotiable promissory notes that are sold to meet the seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations are subdivided into two types: Variable Rate Demand Notes and Master Notes.

Variable Rate Demand Notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance plus accrued interest, either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the Variable Rate Demand Note may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The Variable Rate Demand Notes in which each Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes will provide that interest rates are adjustable at intervals ranging from daily to six months, and the adjustments are usually based upon the prime rate of a bank or other appropriate interest rate index specified in the respective notes.

Master Notes are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, exempt from federal income tax. For a description of the attributes of Master Notes, see "Money Market Instruments" above. Although there is no secondary market for Master Notes, such obligations are considered by each Fund to be liquid because they are payable immediately upon demand. The Funds have no specific percentage limitations on investments in Master Notes.

Puts. The Tax-Exempt Fixed Income Funds may purchase, without limit, municipal bonds or notes together with the right to resell the bonds or notes to the seller at an agreed price or yield within a specified period prior to the maturity date of the bonds or notes. In addition, the Taxable Fixed Income Funds may purchase notes together with the rights described above. Such a right to resell is commonly known as a "put". The aggregate price for bonds or notes with puts may be higher than the price for bonds or notes without puts. Consistent with a Fund's investment objective and subject to the supervision of the Directors, the purpose of this practice is to permit a Fund to be fully invested in securities (tax-exempt securities in the case of the Tax-Exempt Fixed Income Funds) while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions, and to purchase at a later date securities other than those subject to the put. The principal risk of puts is that the writer of the put may default on its obligation to repurchase. The Adviser will monitor each writer's ability to meet its obligations under puts.

Puts may be purchased as a feature of the underlying bond or note, or as an independent security. When a Tax-Exempt Fixed Income Fund or a Taxable Fixed Income Fund purchases puts as independent securities, it may exercise the puts prior to their expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to the expiration date in order to take advantage of alternative investment opportunities or in the event the Adviser revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise, the Adviser will consider the amount of cash available to the Fund, the expiration dates of the available puts, any future commitments for securities purchases, alternative investment opportunities, the desirability of retaining the underlying securities in the Fund's portfolio and the yield, quality and maturity dates of the underlying securities.

The Tax-Exempt Fixed Income Funds and the Taxable Fixed Income Funds will value any securities subject to puts with remaining maturities of less than 60 days by the amortized cost method. If the Intermediate New York Tax-Exempt Fund invests in municipal bonds and notes with maturities of 60 days or more that are subject to puts separate from the underlying securities, the puts and the underlying securities will be valued at fair value as determined in accordance with procedures established by the Directors. The Directors will, in connection with the determination of the value of a put, consider, among other factors, the creditworthiness of the writer of the put, the duration of the put, the dates on which or the periods during which the put may be exercised and the applicable rules and regulations of the Securities and Exchange Commission. Prior to investing in such securities, a Fund, if deemed necessary based upon the advice of counsel, will apply to the Securities and Exchange Commission for an exemptive order, which may not be granted, relating to the valuation of such securities.

Since the value of a put is partly dependent on the ability of the put writer to meet its obligation to repurchase, the policy of the Tax-Exempt Fixed Income Funds and the Taxable Fixed Income Funds is to enter into put transactions only with securities dealers or issuers who are approved by the Adviser. Each dealer will be approved on its own merits, and it is a Fund's general policy to enter into put transactions only with those dealers that are determined to present minimal credit risks. In connection with such determination, the Directors will review regularly the Adviser's list of approved dealers, taking into consideration, among other things, the ratings, if available, of their equity and debt securities, their reputation in the securities markets, their net worth, their efficiency in consummating transactions and any collateral arrangements, such as letters of credit, securing the puts written by them. Commercial bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. Other put writers will have outstanding debt rated in the highest rating categories as determined by a Nationally Recognized Statistical Rating Organization ("NRSRO"). Currently, there are six NRSROs: Moody's, S&P, Fitch Investors Services, L.P., Duff and Phelps/MCM, IBCA Limited and its affiliate, IBCA, Inc. and Thomson Bankwatch. If a put writer is not rated by an NRSRO, it must be of comparable quality in the Adviser's opinion or such put writers' obligations will be collateralized and of comparable quality in the Adviser's opinion. The Directors have directed the Adviser not to enter into put transactions with any dealer that in the judgment of the Adviser present more than a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, a Fund is unable to predict whether all or any portion of any loss sustained could subsequently be recovered from such dealer.

BNY Hamilton has been advised by counsel that the Funds should be considered the owner of the securities subject to the puts so that the interest on the securities is tax-exempt income to the Tax-Exempt Fixed Income Funds. Such advice of counsel is based on certain assumptions concerning the terms of the puts and the attendant circumstances.

Equity Investments

As discussed in their Prospectuses, each of the Equity Funds may invest in equity securities to the extent consistent with its investment objective and policies. The securities in which the Equity Funds may invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter market. A discussion of the various types of equity investments which may be purchased by the Equity Funds appears in the Prospectuses for the Equity Funds and below. See "Quality and Diversification Requirements".

Equity Securities. The common stocks in which the Equity Funds may invest includes the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure.

Convertible Securities. The convertible securities in which the Equity Funds may invest include any debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

The terms of a convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Foreign Investments

The Money Fund, the Equity Income Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the International Equity Fund, the Intermediate Investment Grade Fund and the Large Cap Value Fund may invest in certain foreign securities. The Money Fund does not expect to invest more than 65% of its total assets at the time of purchase in securities of foreign issuers. The Equity Income Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the Intermediate Investment Grade Fund and the Large Cap Value Fund do not expect to invest more than 20% of their respective total assets at the time of purchase in securities of foreign issuers. All investments of the Money Fund must be United States dollar-denominated. The Equity Income Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the Intermediate Investment Grade Fund and the Large Cap Value Fund do not expect more than 15% of their respective foreign investments to be in securities that are not either listed on a securities exchange or United States dollar-denominated. In the case of the Money Fund, any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase. Foreign investments may be made directly in securities of foreign issuers or in the form of American Depository Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Generally, ADRs, EDRs and GDRs are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic, in the case of ADRs, or global, in the case of EDRs and GDRs, securities markets.

Since investments in foreign securities may involve foreign currencies, the value of a Fund's assets as measured in United States dollars may be affected by changes in currency rates and in exchange control regulations, including currency blockage. The Equity Funds may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to hedge the underlying currency exposure related to foreign investments, but they will not enter into such commitments for speculative purposes.

To the extent that the Tax-Exempt Fixed Income Funds invest in municipal bonds and notes backed by credit support arrangements with foreign financial institutions, the risks associated with investing in foreign securities may be relevant.

Additional Investments

When-Issued and Delayed Delivery Securities. Each of the Funds may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of its acquisition, a when-issued security may be valued at less than the purchase price. A Fund will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, each Fund will maintain with the custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Fund not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

Investment Company Securities. The Equity Funds, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may invest in the securities of other investment companies within the limits set by the Investment Company Act of 1940 (the "1940 Act"). These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Reverse Repurchase Agreements. Except for the Treasury Money Fund, each of the Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. This may also be viewed as the borrowing of money by a Fund. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on the Money Fund's ability to maintain a net asset value of $1.00 per share. See "Investment Restrictions".

Loans of Portfolio Securities. The Equity Funds, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other appropriate securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day's notice (as used herein, "Business Day" shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Funds may pay reasonable finders' and custodial fees in connection with loans. In addition, the Funds will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Funds will not make any loans for terms in excess of one year. The Funds will not lend their securities to any director, officer, employee, or affiliate of BNY Hamilton, the Adviser, the Administrator or the Distributor, unless permitted by applicable law.

Privately Placed and Certain Unregistered Securities. All Funds except the Treasury Money Fund, [the S&P 500 Fund and the Bond Index Fund] may invest in privately placed, restricted, Rule 144A and other unregistered securities as described in their respective Prospectuses.

Quality and Diversification Requirements

Each of the Funds except the Intermediate New York Tax-Exempt Fund is classified as a "diversified" series of a registered investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the United States Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the remaining 25% of each Fund's total assets, there is no such limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in the securities of any one issuer, subject to the limitation of any applicable state securities laws, or, with respect to the Money Market Funds, as described below. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

The Intermediate New York Tax-Exempt Fund is classified as a non-diversified series of a registered investment company so that it is not limited by the 1940 Act as to the proportion of its assets that it may invest in the obligations of a single issuer. However, the Fund will comply with the diversification requirements of the Internal Revenue Code of 1986, as amended (the "Tax Code"), and has therefore adopted an investment restriction, which applies to 50% of the value of the assets of the Fund and which may not be changed without shareholder vote, prohibiting the Fund from purchasing securities of any issuer if, as a result, more than 5% of the assets of the Fund would be invested in the securities of a single issuer. See "Investment Restrictions". The Fund also intends to comply with the diversification requirements of the Tax Code, for qualification thereunder as a regulated investment company. See "Taxes". As a nondiversified series of an investment company, the Intermediate New York Tax-Exempt Fund may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if the Fund were a diversified company.

With respect to the Intermediate New York Tax-Exempt Fund, for purposes of diversification and concentration under the 1940 Act, identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantee. Since securities issued or guaranteed by states or municipalities are not voting securities, there is no limitation on the percentage of a single issuer's securities that a Fund may own so long as it does not invest more than 5% of its total assets that are subject to the diversification limitation in the securities of such issuer, except obligations issued or guaranteed by the United States Government. Consequently, the Fund may invest in a greater percentage of the outstanding securities of a single issuer than would an investment company that invests in voting securities. See "Investment Restrictions".

Money Market Funds. In order to attain its objective of maintaining a stable net asset value of $1.00 per share for each of its respective classes, each of the Money Market Funds will (i) limit its investment in the securities (other than U.S. Government securities) of any one issuer to no more than 5% of the Fund's assets, measured at the time of purchase, except for investments held for not more than three Business Days (subject, however, to each Fund's investment restriction No. 4 set forth under "Investment Restrictions" below); and (ii) limit investments to securities that present minimal credit risks.

In order to limit the credit risk of the Money Fund's investments, it will not purchase any security (other than a United States Government security) unless it is rated in the highest rating category assigned to short-term debt securities (so-called "first tier" securities) by at least two NRSROs such as Moody's (i.e., P-1 rating) and S&P (i.e., A-1 rating) or, if not so rated, it is determined to be of comparable quality. Determinations of comparable quality will be made in accordance with procedures established by the Directors. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Money Fund may continue to hold the investment, subject in certain circumstances to a finding by the Directors that disposing of the investment would not be in the Money Fund's best interest.

In addition, the Directors have adopted procedures that (i) require each Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to invest only in securities with a remaining maturity of 397 days or less, and (ii) require each Money Market Fund, in the event of certain downgradings of or defaults on portfolio holdings, to reassess promptly whether the security presents minimal credit risks and, in certain circumstances, to determine whether continuing to hold the security is in the best interests of each Money Market Fund.

Equity Funds. The Equity Funds, except for the S&P 500 Index Fund, may invest in convertible debt securities, for which there are no specific quality requirements. In addition, at the time the Equity Funds invest in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A (or its equivalent) or higher by an NRSRO; the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-2 (or its equivalent) or better by an NRSRO; or if no such ratings are available, the investment must be of comparable quality in the Adviser's opinion. At the time an Equity Fund invests in any other short-term debt securities, they must be rated A (or its equivalent) or higher by an NRSRO, or if unrated, the investment must be of comparable quality in the Adviser's opinion.

Taxable Fixed Income Funds. During normal market conditions, each of the Taxable Fixed Income Funds' portfolios will have a dollar weighted average maturity of not less than three nor more than ten years. In addition, the Intermediate Investment Grade Fund will not purchase a security with a maturity date of greater than fifteen years at the time of purchase. The Intermediate Government Fund's portfolio will, and the Intermediate Investment Grade Fund's portfolio may, include a variety of securities that are issued or guaranteed by the United States Treasury, by various agencies of the United States Government or by various instrumentalities that have been established or sponsored by the United States Government. Under normal market conditions, the Intermediate Government Fund will invest at least 65% of the value of its total assets in Government securities.

Tax-Exempt Fixed Income Funds. The Intermediate New York Tax-Exempt Fund invests principally in a portfolio of "high quality" and "investment grade" New York municipal bonds. The Intermediate Tax-Exempt Fund invests principally in such municipal bonds from throughout the

United States. For purposes of the Intermediate New York Tax-Exempt Fund, on the date of investment (i) New York municipal bonds must be rated within the four highest ratings of Moody's, currently Aaa, Aa, A and Baa, or of S&P, currently AAA, AA, A and BBB, (ii) New York short-term municipal obligations must be rated MIG-2 or higher by Moody's or SP-1 or higher by S&P and (iii) New York tax-exempt commercial paper must be rated Prime-1 or higher by Moody's or A-1 or higher by S&P or, if not rated by either Moody's or S&P, issued by an issuer either (a) having an outstanding debt issue rated A or higher by Moody's or S&P or (b) having comparable quality in the opinion of the Adviser. Each Fund may invest in other tax-exempt securities that are not rated if, in the opinion of the Adviser, such securities are of comparable quality to securities in the rating categories discussed above. In addition, at the time a Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or S&P, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P, or if no such ratings are available, the investment must be of comparable quality in the Adviser's opinion.

In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

Hedging Activities

Hedging is a means of transferring risk that an investor does not desire to assume during an uncertain market environment. In the case of the income funds, interest rates have become increasingly volatile in recent years, and with the advent of financial futures contracts, options on financial instruments and indexes of debt securities, the Adviser believes it is now possible to reduce the effects of market fluctuations.

Taxable Fixed Income Funds and Tax-Exempt Fixed Income Funds. The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may (i) sell futures contracts on debt securities and indexes of debt securities and (ii) purchase or write (sell) options on such futures and options on debt securities and on indexes of debt securities. The Tax-Exempt Fixed Income Funds may also enter into the above-described transactions with respect to municipal debt securities and on indexes of municipal debt securities. The purpose of any such transaction is to hedge against changes in the market value of securities in the Fund's portfolio caused by fluctuating interest rates, and to close out or offset existing positions in such futures contracts or options. The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds will not engage in financial futures or options transactions for speculation, but only as a hedge against changes in the market values of securities held by the Funds and where the transactions are appropriate to reduction of risk. The Taxable Fixed Income Funds and Tax-Exempt Fixed Income Funds may not enter into futures contracts or related options if, immediately thereafter, the sum of the amount of initial and variation margin deposits on outstanding futures contracts and premiums paid for related options would exceed 20% of the market value of their respective total assets. In addition, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may not enter into futures contracts or purchase or sell related options (other than offsetting existing positions) if immediately thereafter the sum of the amount of initial margin deposits on outstanding futures contracts and premiums paid for related options would exceed 5% of the market value of their respective total assets.

Special Considerations Relating to Hedging Activities. Each of the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may take positions in financial futures contracts and options traded on registered securities exchanges and contract markets solely as a hedge. However, for a hedge to be completely successful, the price changes of the hedging instruments should equal the price changes of the securities being hedged. To the extent the hedging instrument utilized does not involve specific securities in the portfolio, such equal price changes will not always be possible. Thus, hedging activities may not be completely successful in eliminating market value fluctuations of the portfolios. When using hedging instruments that do not specifically correlate with securities in a Fund's portfolio, the Adviser will attempt to create a very closely correlated hedge. In particular, hedging activities of the Tax-Exempt Fixed Income Funds based upon non-municipal debt securities or indexes may not correlate as closely to a Tax-Exempt Fixed Income Fund's portfolio as hedging activities based upon municipal debt securities or indexes. Nevertheless, hedging activities may be useful to the Tax-Exempt Fixed Income Funds, especially where closely correlated hedging activities based upon municipal securities or indexes are not available. See "Risks Associated with Futures Contracts" below. Further, the use of options rather than financial futures contracts to hedge portfolio securities may result in partial hedges because of the limits inherent in the exercise prices.

Risks in the use of futures contracts result from the possibility that changes in market interest rates may differ substantially from the changes anticipated when hedge positions were established. For example, if any of the Funds has hedged against the possibility of an increase in interest rates and instead interest rates decline, the value of the Fund's portfolio will increase, but the Fund will lose at least part of the benefit of that increased value because it will have losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements resulting from losses in its futures positions.

While the Funds will not ordinarily incur brokerage commissions on the portfolio securities that they purchase, each Fund will pay brokerage commissions on its financial futures and options transactions. The Funds will also incur premium costs for purchasing put and call options. Brokerage commissions and premium costs may tend to reduce the yield of the Funds.

Each Fund's ability to engage in hedging activities and certain portfolio transactions may be further limited by various investment restrictions of a specific Fund and certain income tax considerations. For example, the amount of assets that a specific Fund is permitted to invest in option and futures contracts is limited as described above; furthermore, the limitations on the percentage of gross income that a specific Fund may realize from transactions in these securities may restrict its ability to effect transactions in these securities. See "Taxes".

Financial Futures Contracts. Financial futures obligate the seller to deliver a specific type of security called for in the contract, at a specified future time, and for a specified price. Financial futures may be satisfied by actual delivery of the securities or by entering into an offsetting transaction. In offsetting or closing out an existing futures position, the seller of the original contract enters into a futures contract to take delivery of the same security at the same time as specified in the original futures contract.

Although financial futures contracts, by their terms, call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking delivery of the securities. Closing out is accomplished by an offsetting transaction as described above. If the price in the offsetting transaction (purchase) varies from the price in the original futures contract (sale), the seller will realize a gain or loss on the transaction. That gain or loss will tend to offset in whole or in part the unrealized loss or gain that the securities held in the Funds' portfolio have experienced, but may not always do so.

A public market exists in financial futures covering a number of debt securities, including long-term United States Treasury bonds, ten-year United States Treasury notes, Government National Mortgage Association modified pass-through mortgage-backed certificates, three-month United States Treasury bills, three-month domestic bank certificates of deposit and three-month Eurodollar certificates of deposit. A public market also exists for futures contracts on The Bond Buyer Index of forty long-term municipal bonds. In addition, other financial futures contracts may be developed and traded. The Funds may utilize any such contracts and associated put and call options for which there is an active trading market. Financial futures are traded on contract markets such as the Chicago Board of Trade and the New York Futures Exchange, which are regulated by the Commodity Futures Trading Commission, a federal agency.

When futures contracts are entered into, both buyer and seller are required, under regulations of the applicable contract market, to post good faith deposits with the brokers handling the trades or with a third party custodian as security for the performance of their promise to buy or sell securities. This deposit, the amount of which is determined by the contract market on which the futures contract is traded, is called "initial margin". Each day, the investor's account will be credited with any net gains due to favorable price movements during the day's trading of contracts. Similarly, net losses, due to unfavorable price movements during the day, will require the investor to make additional deposits to the account. These daily settlement payments are called "variation margin". Initial margin requirements are established by the contract markets and may be changed, but brokers may require their customers to maintain margins higher than those established by the contract markets.

In financial futures trading, margin does not involve any loan or borrowing. Instead, it is a good faith deposit in the case of initial margin and a daily settlement of gains and losses in the case of variation margin. Initial margin deposits are held by the broker or a third party custodian in a segregated customer account in the name of the investor, with the investor retaining all rights and claims of ownership pursuant to federal regulation. The initial margin deposits may be in the form of liquid securities such as Treasury bills or bonds, the interest on which accrues to the investor, and which are returned to the investor when it closes out a financial futures position. Variation margin calls and payments must be made in cash.

The sale of futures contracts is for the purpose of hedging a Fund's securities portfolio. For example, if interest rates were expected to increase, a Fund might sell futures contracts. If interest rates did increase, the value of the securities in the portfolio would decline. The value of a Fund's hedging instruments would increase at approximately the same rate (depending on the correlation between value in the futures markets and the prices of the Fund's portfolio securities and limits, under regulations of the applicable contract market, on the price movements per day of the hedging instrument), thereby offsetting all or part of such decline in the value of the underlying portfolio securities. A Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline, but might sacrifice some yield by so doing.

Options on Futures Contracts. The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may also purchase put options and write call options on futures contracts that are traded on a United States exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. The Funds may use their options on futures contracts in connection with hedging strategies. Generally, these strategies would be employed under the same market and market sector conditions in which the Funds use put and call options on debt securities. See "Options" below. The purchase of put options on futures contracts is analogous to the purchase of puts on debt securities so as to hedge a Fund's portfolio of debt securities against the risk of rising interest rates.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the debt securities that are deliverable upon exercise of the futures contract. If the futures price at expiration is below the exercise price, the Funds will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Funds' holdings of debt securities.

Risks Associated with Futures Contracts. There are risks associated with the use of futures contracts for hedging purposes. The price of a futures contract will vary from day to day and should parallel (but not necessarily equal) the changes in price of the underlying deliverable securities. The difference between these two price movements is called "basis". There are occasions when basis becomes distorted. For instance, in a rising interest rate environment, the increase in value of the hedging instruments may not completely offset the decline in value of the securities in the portfolio. Conversely, when interest rates decline, the loss in the hedged position may be greater than the capital appreciation that a Fund experiences in its securities positions. Distortions in basis are more likely to occur when the securities hedged are not the security subject to the futures contract or part of the index covered by the futures contract. Further, if market values do not fluctuate, a Fund will sustain a loss at least equal to the commissions on the financial futures transactions.

All investors in the futures market are subject to initial margin and variation margin requirements. Rather than providing additional variation margin, an investor may close out a futures position. Changes in the initial and variation margin requirements may influence an investor's decision to close out the position. The normal relationship between the securities and futures markets may become distorted if changing margin requirements do not reflect changes in value of the securities. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying securities. In the event investors decide to make or take delivery (which is unlikely), liquidity in the futures market could be reduced, thus producing temporary basis distortion. Finally, the margin requirements in the futures market are substantially lower than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary basis distortion.

In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuation limits. Each market establishes a limit on the amount by which the daily market price of a futures contract may fluctuate. Once the market price of a futures contract reaches its daily price fluctuation limit, positions in the commodity can be neither taken nor liquidated unless traders are willing to effect trades at or within the limit. The holder of a futures contract (including a Fund) may therefore be locked into its position by an adverse price movement for several days or more, which may be to its detriment. If a Fund could not close its open position during this period it would continue to be required to make daily cash payments of variation margin. The risk of loss to a Fund is theoretically unlimited when the Fund writes (sells) an uncovered futures contract because the Fund is obligated to make delivery unless the contract is closed out, regardless of fluctuations in the price of the underlying security. When a Fund purchases a put option or call option, however, the maximum risk of loss to the Fund is the price of the put option or call option purchased. See "Options".

Options. In connection with their hedging activities, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may purchase put options or write
(sell) call options on financial futures and debt securities.

The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may purchase put options as a defensive measure to minimize the impact of market price declines on the value of certain of the securities in each Fund's portfolio. Each Taxable Fixed Income Fund or Tax-Exempt Fixed Income Fund may, in addition, write call options only to the extent necessary to neutralize a Fund's position in portfolio securities, i.e., balance changes in the market value of the portfolio securities and the changes in the market value of the call options. The Taxable Fixed Income Funds or the Tax-Exempt Fixed Income Funds may also purchase call options and sell put options to close out open positions.

The premium that a Fund receives from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates.

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at the exercise price at any time during the option period. The Taxable Fixed Income Funds or the Tax-Exempt Fixed Income Funds will only purchase put options on securities that, in the opinion of the Adviser, have investment characteristics similar to those of securities in each Fund's portfolio. The purchase of a put option would be intended to protect a Fund from the risk of a decline in the value of a security below the exercise price of the option. A Fund may ultimately sell the option in a closing sale transaction, exercise it or permit it to expire. Profit or loss from such a transaction will depend on whether the sale price is more or less than the premium paid to purchase the put option plus the related transaction costs.

A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at the exercise price at any time during the option period, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. When a call option is written by any of the Taxable Fixed Income Funds or the Tax Exempt Fixed Income Funds, the Fund will make arrangements with its custodian to segregate the related portfolio securities until either the option is exercised or the Fund closes out the option as described below. A call option sold by a Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the related portfolio security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security.

The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds will purchase call options to close out open positions. In order to close out a position, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may make a "closing purchase transaction" -- the purchase of a call option on the same security with the same exercise price and expiration date as the option which it has previously written on a particular security. The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may effect a closing purchase transaction to realize a profit (or loss) if the amount paid to purchase a call option is less (or more) than the amount received from the sale thereof, to prevent an underlying security from being called or, in the case of a call option, to permit the sale of the underlying security prior to the expiration date of the option. Furthermore, effecting a closing purchase transaction in the case of a call option will permit a Fund to write another call option with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction prior to or concurrently with the sale of the security.

Because increases in the market price of a call option will generally reflect increases in the market price of an underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund. From time to time, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may purchase an underlying security in the cash market for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio, in which case additional transaction costs will be incurred.

Options written by the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current market values of the underlying securities at the time the options are written. The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may engage in buy-and-write transactions in which a Fund simultaneously purchases a security and writes a call option thereon. Where a call option is written against a security subsequent to the purchase of that security, the resulting combined position is also referred to as a buy-and-write. A buy-and-write transaction using an in-the-money call option may be utilized when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. In such a transaction, a Fund's maximum gain will be the premium received from writing the option reduced by any excess of the price paid by the Fund for the underlying security over the exercise price. Buy-and-write transactions using at-the-money call options may be utilized when it is expected that the price of the underlying security will remain at or advance moderately during the option period. In such a transaction, a Fund's gain will be equal to the premium received from writing the option. Buy-and-write transactions using out-of-the-money call options may be utilized when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the foregoing situations, if the market price of the underlying security declines, the Funds may or may not realize a loss, depending on the extent to which such decline is offset by the premium received.

The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may purchase put options to protect holdings in an underlying security against a substantial decline in market value. Such hedge protection is provided only during the life of the put option when a Fund as the holder of the put option is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.

The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may also create the effect of a futures contract position by simultaneous purchase of a put and sale of a call option on the same security. For example, the simultaneous purchase of a put option and the sale of a call option at the same price and for the same exercise dates provide the Funds with the same hedged position as is created by the sale of a futures contract. By varying the price of the options the Funds are exposed to price changes within the range of the different option prices.

The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds will not invest more than 5% of their respective net assets in premiums on put options. See "Portfolio Transactions and Brokerage".

Index Transactions. The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may utilize futures contracts on bond indexes (municipal bond indexes in the case of the Tax-Exempt Fixed Income Funds), or related put and call options on such index contracts, so long as there is an active trading market for the contracts. These contracts would be utilized as a hedge against changes in the market value of securities in a Fund's portfolio. Each Fund's strategy in employing such contracts would be similar to the strategies discussed above regarding transactions in futures and options contracts generally.

A bond index or municipal bond index assigns relative values to the bonds included in the index. The index fluctuates with changes in the market values of those securities included. For example, the municipal bond index traded on the Chicago Board of Trade is The Bond Buyer Index, which includes forty tax-exempt long-term revenue and general obligation bonds.

An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index contract was originally written. Thus, the index contract is similar to traditional futures contracts except that settlement is made in cash. Initial and variation margins are payable by the holders of both long and short positions in the index future. No physical delivery of the underlying bonds in the index is made.

The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may also buy put options and sell call options on applicable bond, or municipal bond, index futures or on applicable bond, or municipal bond indexes. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than to purchase or sell a debt instrument at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the index future.

Options on indexes are also similar to options on debt instruments, except that rather than the right to take or make delivery of a debt instrument at a specified price, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Unlike options on debt instruments, gain or loss depends on the price movements in the securities included in the index rather than price movements in individual debt instruments.

Equity Funds

Stock Index Futures, Related Options and Options on Stock Indexes. Each of the Equity Funds may attempt to reduce the risk of investment in equity securities by hedging a portion of its portfolio securities through the use of stock index futures, options on stock index futures traded on a national securities exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges. The Equity Funds' policies with respect to hedging activities are discussed at length in the Prospectuses for the Equity Funds.

A stock index assigns relative weightings to the common stocks in the index, and the index generally fluctuates with changes in the market values of these stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Initial and variation margins are payable by the holders of positions in the stock index future. In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures contract. If the option is exercised by the holder before the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on stock indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier".

During a market decline or when the Adviser anticipates a decline, an Equity Fund may hedge a portion of its portfolio by selling stock index futures contracts, purchasing put options on such contracts or purchasing put options on stock indexes in order to limit exposure to the decline. The Equity Funds may ultimately sell a put option in a closing sale transaction, exercise it or permit it to expire. Profit or loss from such a transaction will depend on whether the sale price is more or less than the premium paid to purchase the put option plus the related transaction costs. This strategy provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when the Adviser anticipates an advance, a Fund may hedge a portion of its portfolio by purchasing stock index futures contracts, purchasing call options on such contracts or purchasing call options on stock indexes. This strategy affords a hedge against a Fund's not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. A Fund will sell options on stock index futures and on stock indexes only to close out existing hedge positions.

The Equity Funds will not engage in transactions in stock index futures contracts or related options for speculation. The Equity Funds will use these instruments only as a hedge against changes resulting from market conditions in the values of securities held in a Fund's portfolio or which it intends to purchase and where the transaction is economically appropriate to the reduction of risks inherent in the ongoing management of a Fund. In addition, a Fund will sell stock index futures only if the amount resulting from the multiplication of the then current level of the indexes upon which its futures contracts are based and the number of futures contracts which would be outstanding do not exceed one-third of the value of a Fund's net assets. A Fund also may not purchase or sell stock index futures or purchase options on futures if, immediately thereafter, the sum of the amount of margin deposits on a Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of a Fund's total assets. When a Fund purchases stock index futures contracts, it will deposit an amount of cash and cash equivalents equal to the market value of the futures contracts in a segregated account with the Fund's custodian.

The Equity Funds' successful use of stock index futures contracts, options on such contracts and options on indexes depends upon the Adviser's ability to predict movements in the direction of the market and is subject to various additional risks. The correlation between movements in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund's portfolio diverges from the composition of the relevant index. In addition, if the specific Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, it might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indexes, the Fund's ability to establish and maintain positions will depend on market liquidity.

For a discussion of the risks associated with index futures contracts, see "Hedging Activities -- Taxable Fixed Income Funds and Tax-Exempt Fixed Income Funds". See also "Portfolio Transactions and Brokerage".

Options on Securities. The Equity Funds may purchase put options only on equity securities held in its portfolio and write call options on stocks only if they are covered, and such call options must remain covered so long as the relevant Fund is obligated as a writer. The Equity Funds do not presently intend to purchase put options and write call options on stocks that are not traded on national securities exchanges or listed on the Nasdaq National Market(R) ("NASDAQ").

The Equity Funds may, from time to time, write call options on its portfolio securities. The Equity Funds may write only call options that are "covered", meaning that the writing Fund either owns the underlying security or has an absolute and immediate right to acquire that security, without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian), upon conversion or exchange of other securities currently held in its portfolio. In addition, a Fund will not permit the call to become uncovered prior to the expiration of the option or termination through a closing purchase transaction as described below. If a Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The amount paid to a Fund by the purchaser of the option is the "premium". A Fund's obligation to deliver the underlying security against payment of the exercise price would terminate either upon expiration of the option or earlier if a Fund were to effect a "closing purchase transaction" through the purchase of an equivalent option on an exchange. There can be no assurance that a closing purchase transaction can be effected. The Equity Funds are not able to effect closing purchase transactions after they receive notice of exercise.

In order to write a call option, a Fund is required to comply with the rules of The Options Clearing Corporation and the various exchanges with respect to collateral requirements. A Fund may not purchase call options on individual stocks except in connection with a closing purchase transaction. It is possible that the cost of effecting a closing transaction may be greater than the premium received by a Fund for writing the option.

An Equity Fund may also purchase listed put options, but only if it owns the underlying securities. If a Fund purchases a put option, it has the option to sell a given security at a specified price at any time during the term of the option.

Purchasing put options may be used as a portfolio investment strategy when the investment adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock that it feels has strong fundamentals, but for some reason may be weak in the near term, it may purchase a listed put on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

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INVESTMENT RESTRICTIONS

Fundamental Policies

In addition to its investment objectives, each Fund is subject to certain investment restrictions that are deemed fundamental policies, i.e., policies that cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined under "Additional Information" below. See "Organization" and "Additional Information". The investment restrictions of each Fund follow.

The Money Market Funds may not:

1. Acquire illiquid securities, including repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the market value of a Fund's net assets would be in investments that are illiquid (except that the Money Fund may enter into securities as described in "Privately Placed and Certain Unregistered Securities");

2. Enter into reverse repurchase agreements (although the Money Fund may enter into reverse repurchase agreements, provided such agreements do not exceed in the aggregate one-third of the market value of the Money Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements);

3. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed one-third of the value of the relevant Fund's total assets, taken at cost, at the time of such borrowing and except in connection with permitted reverse repurchase agreements, or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed one-third of the value of the Fund's total assets at the time of such borrowing. Neither Fund will purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of its total assets. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes and, in the case of the Money Fund, will not apply to reverse repurchase agreements;

4. Purchase the securities or other obligations of any issuer if, immediately after such purchase, more than 5% of the value of the relevant Fund's total assets would be invested in securities or other obligations of any one such issuer. This limitation does not apply to issues of the United States Government, its agencies or instrumentalities or to permitted investments of up to 25% of a Fund's total assets;

5. Purchase the securities or other obligations of issuers in the same industry if, immediately after such purchase, the value of its investment in such industry would exceed 25% of the value of the relevant Fund's total assets, except that the Fund may invest more than 25% of its assets in securities and other instruments issued by banks and bank holding companies. For purposes of industry concentration, there is no percentage limitation with respect to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, negotiable certificates of deposit, time deposits, and bankers' acceptances of United States branches of United States banks;

6. Make loans, except through purchasing or holding debt obligations, or entering into repurchase agreements, or loans of portfolio securities in accordance with the relevant Fund's investment objective and policies (see "Investment Objectives and Policies");

7. Purchase or sell puts, calls, straddles, spreads or any combination thereof; real estate; commodities; or commodity contracts or interests in oil, gas, or mineral exploration, development or lease programs. However, the Money Fund may purchase bonds or commercial paper issued by companies which invest in real estate or interest therein including real estate investment trusts;

8. Purchase securities on margin, make short sales of securities or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;

9. Acquire securities of other investment companies, except as permitted by the 1940 Act or the rules thereunder;

10.    Act as an underwriter of securities; or

11. Issue senior securities as defined in the 1940 Act, except insofar as a Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement or reverse repurchase agreement;
       (b) permitted borrowings of money; or (c) purchasing securities on a when-issued or delayed delivery basis.

In addition to the restrictions listed above, the Treasury Money Fund may not:

1. Invest in structured notes or other instruments commonly known as derivatives;

2.     Invest in any type of variable, adjustable or floating rate securities;

3. Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Mortgage Corp. or the Small Business Administration; or,

4. Invest in zero coupon bonds, except that the Treasury Money Fund may invest in zero coupon bonds issued by the United States Government provided that the bonds mature within 397 days from the date of purchase, and that the Treasury Money Fund may include zero coupon bonds issued by the United States Government as collateral for repurchase agreements.

The Equity Funds may not:

1. Acquire illiquid securities, including repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of a Fund's net assets would be in investments that are illiquid;

2. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed one-third of the value of the relevant Fund's total assets, taken at cost, at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction 12, or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts not to exceed one-third of the value of the Fund's net assets at the time of such borrowing. A Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with a Fund's hedging activities are not deemed to be a pledge of assets;

3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the relevant Fund's total assets would be invested in securities or other obligations of any one such issuer. This limitation shall not apply to issues of the United States Government, its agencies or instrumentalities and to permitted investments of up to 25% of a Fund's total assets;

4. Purchase the securities or other obligations of issuers in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of the value of a Fund's total assets. For purposes of industry concentration, there is no percentage limitation with respect to investments in securities of the United States Government, its agencies or instrumentalities;

5. Purchase the securities of an issuer if, immediately after such purchase, the relevant Fund owns more than 10% of the outstanding voting securities of such issuer;

6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with a Fund's investment objectives and policies (see "Investment Objectives and Policies");

7. Purchase or sell puts, calls, straddles, spreads or any combination thereof; real estate; commodities or commodity contracts, except for a Fund's interests in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas or mineral exploration or development programs. However, a Fund may purchase securities or commercial paper issued by companies which invest in real estate or interests therein, including real estate investment trusts;

8. Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of a Fund's hedging activities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

9. Invest in fixed time deposits with a duration of from two Business Days to seven calendar days if more than 10% of the Fund's total assets would be invested in such deposits;

10. Acquire securities of other investment companies, except as permitted by the 1940 Act or the rules thereunder;

11.    Act as an underwriter of securities; or

12. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which a Fund is permitted to incur pursuant to Investment Restriction 2 and except that the Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of its total assets, less liabilities other than obligations created by reverse repurchase agreements. A Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof.

The Taxable Fixed Income Funds may not:

1. Acquire illiquid securities, including repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the relevant Fund's net assets would be in investments that are illiquid;

2. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to one-third of the value of the relevant Fund's total assets, taken at cost at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction 10, or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing in amounts up to one-third of the value of the Fund's net assets at the time of such borrowing. A Fund will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of its total assets. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests. This provision is not for investment purposes. Collateral arrangements for premium and margin payments in connection with a Fund's hedging activities are not deemed to be a pledge of assets;

3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the relevant Fund's total assets would be invested in securities or other obligations of any one such issuer. This limitation shall not apply to securities issued or guaranteed by the United States Government, its agencies or instrumentalities and to permitted investments of up to 25% of a Fund's total assets;

4. Purchase the securities of an issuer if, immediately after such purchase, the relevant Fund owns more than 10% of the outstanding voting securities of such issuer. This limitation shall not apply to permitted investments of up to 25% of a Fund's total assets;

5. Purchase the securities or other obligations of issuers in the same industry if, immediately after such purchase, the value of its investment in such industry would exceed 25% of the value of a Fund's total assets, except that a Fund will invest more than 25% of its assets in securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the relevant Fund's investment objective and policies;

7. Purchase or sell puts, calls, straddles, spreads or any combination thereof; real estate; commodities; commodity contracts, except for a Fund's interest in hedging activities as described under "Investment Objectives and Policies"; or interest in oil, gas, or mineral exploration or development programs. However, a Fund may purchase debt obligations secured by interests in real estate or issued by companies which invest in real estate or interests therein including real estate investment trusts;

8. Purchase securities on margin, make short sales of securities or maintain a short position, except in the course of the relevant Fund's hedging activities, unless at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into such securities or maintains in a segregated account liquid short-term securities with a market value at all times equal to or greater than the relevant Fund's purchase obligation or short position; provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities;

9. Invest in fixed time deposits with a duration of from two Business Days to seven calendar days if more than 10% of a Fund's total assets would be invested in such deposits;

10. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which a Fund is permitted to incur pursuant to Investment Restriction 2 and except that a Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements. A Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;

11. Acquire securities of other investment companies, except as permitted by the 1940 Act or the rules thereunder; or

12.    Act as an underwriter of securities.

The Tax-Exempt Fixed Income Funds may not:

1. Acquire illiquid securities, including repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the relevant Fund's net assets would be in investments that are illiquid;

2 Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to one-third of the value of the relevant Fund's total assets, taken at cost at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction 10, or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts up to one-third of the value of the Fund's net assets at the time of such borrowing. A Fund will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of the Fund's total assets. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests. This provision is not for investment purposes. Collateral arrangements for premium and margin payments in connection with a Fund's hedging activities are not deemed to be a pledge of assets;

3. Purchase securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the relevant Fund's total assets would be invested in securities or other obligations of any one such issuer. Each state and political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member will be a separate issuer if the security is backed only by the assets and revenue of that issuer. If the security is guaranteed by another entity, the guarantor will be deemed to be the issuer. This limitation shall not apply to securities issued or guaranteed by the United States Government, its agencies or instrumentalities or to permitted investments of up to 50% of a Fund's total assets;

4. Purchase the securities or other obligations of issuers in the same industry if, immediately after such purchase, the value of the relevant Fund's investment in such industry would exceed 25% of the value its total assets, except that a Fund will invest more than 25% of its assets in securities issued or guaranteed by the United States Government, (and, in the case of the Intermediate New York Tax-Exempt Fund, New York State, New York City and the Commonwealth of Puerto Rico) and their respective authorities, agencies, instrumentalities and political subdivisions;

5. Purchase industrial revenue bonds if, as a result of such purchase, more than 5% of the relevant Fund's total assets would be invested in industrial revenue bonds where payment of principal and interest are the responsibility of companies with fewer than three years of operating history (including predecessors);

6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the relevant Fund's investment objective and policies (see "Investment Objectives and Policies");

7. Purchase or sell puts, calls, straddles, spreads or any combination thereof except to the extent that securities subject to a demand obligation, stand-by commitments and puts may be purchased (see "Investment Objectives and Policies"); real estate; commodities; commodity contracts, except for a Fund's interest in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, a Fund may purchase municipal bonds, notes or commercial paper secured by interest in real estate;

8. Purchase securities on margin, make short sales of securities or maintain a short position, except in the course of the Fund's hedging activities, unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short; provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities;

9. Invest in fixed time deposits with a duration of from two Business Days to seven calendar days if more than 5% of the relevant Fund's total assets would be invested in such deposits;

10. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which a Fund is permitted to incur pursuant to Investment Restriction 2 and except that a Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of the relevant Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements. A Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;

11. Acquire securities of other investment companies, except as permitted by the 1940 Act or the rules thereunder; or

12.    Act as an underwriter of securities.

Undertaking in Response to State Securities Regulations

In order to satisfy the requirements of certain state securities regulations, the Equity Income Fund has undertaken not to invest more than 5% of its net assets in warrants and to further restrict its investment in warrants so that not more than 2% of net assets will be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. This is not, however, a fundamental policy and may be changed by the Directors at any time without the approval of the shareholders of the Equity Income Fund.

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DIRECTORS AND OFFICERS

The directors and executive officers of BNY Hamilton Funds, Inc., their business addresses and their principal occupations during the past five years are:

                                                                   Principal Occupations
Name and Address                 Position with Funds               During Past Five Years
----------------                 -------------------               ----------------------
Edward L. Gardner                Director and Chairman of the      Chairman of the Board, President and
411 Theodore Fremd Avenue        Board                             Chief Executive Officer, Industrial
Rye, NY 10580                                                      Solvents Corporation, 1981 to Present;
Age 65                                                             Chairman of the Board, Blue Grass
                                                                   Chemical Specialties Inc., 1982 to
                                                                   Present; Chairman of the Board, Big
                                                                   Brothers/Big Sisters of New York City,
                                                                   1992 to Present; National Vice-Chairman,
                                                                   Big Brothers/Big Sisters of America,
                                                                   1993 to Present; President, Big
                                                                   Brothers/Big Sisters of America
                                                                   Foundation, 1994 to Present; Vice
                                                                   President of the Board, The Sherry
                                                                   Netherland Hotel, 1991 to Present;
                                                                   Member, Points of Light Foundation, 1995
                                                                   to Present; Member, The National
                                                                   Assembly, 1992 to Present; Member, Alvin
                                                                   Ailey Dance Theatre Foundation, Inc.,
                                                                   1989 to Present; Member, The Institute
                                                                   for Art and Urban Resources, Inc. 1985
                                                                   to 1994; Member, Mercy College, 1989 to
                                                                   Present; Member, Westchester/Putnam
                                                                   Regional Board of Directors, The Bank of
                                                                   New York, 1982 to Present; Member,
                                                                   Westchester County Association, 1986 to
                                                                   Present.

Mr. Stephen Stamas               Director                          Chairman, New York Philharmonic, 1989 to
325 Evandale Road                                                  Present.
Scarsdale, NY  10583
Age 69

James E. Quinn                   Director                          Member, Board of Directors, Tiffany &
727 Fifth Avenue                                                   Co., January 1995 to Present; Vice
New York, NY  10022                                                Chairman, Retail and Corporate Sales,
Age 48                                                             Tiffany & Co., 1999 to Present; Executive
                                                                   Vice President of Sales, Tiffany & Co.,
                                                                   March 1992 to 1999.

Karen Osar                       Director                          Senior Vice President and Chief Financial
1725 King Street                                                   Officer, Westvaco Corp., 1999 to
Greenwich, CT  06831                                               President; Vice President & Treasurer,
Age 51                                                             Tenneco Inc., January 1994 to 1999;
                                                                   Managing Director of Corporate Finance
                                                                   Group, J.P. Morgan & Co., Inc.; held
                                                                   various other positions at J.P. Morgan &
                                                                   Co., Inc. from 1975-1994.

Kim Kelly                        Director                          Executive Vice President and Chief
Insight Communications                                             Financial Officer, Insight Communication
126 East 56 Street                                                 since 1990 to Present; Chief Operating
New York, NY  10022                                                Officer, Insight Communications, January
Age 42                                                             1998 to Present; Marine Midland Bank from
                                                                   1982 to 1990. Senior Vice President with
                                                                   primary responsibility for media lending
                                                                   activities, Marine Midland Bank 1988.
                                                                   Held various other positions at marine
                                                                   Midland Bank from 1982 to 1988. Member
                                                                   of the National Cable Televisions
                                                                   Association Subcommittee for
                                                                   Telecommunications Policy and national
                                                                   Cable Television Association
                                                                   Subcommittee for Accounting. Board
                                                                   member of Community Antenna Television
                                                                   Association, Cable in the Classroom and
                                                                   Cable Advertising Bureau.

J. David Huber                   Chief Executive Officer           Employee, BISYS Fund Services, Inc., June
3435 Stelzer Road                                                  1987 to Present
Columbus, OH 43219
Age 53

William J. Tomko                 President                         President, BISYS Fund Services, Inc.,
3435 Stelzer Road                                                  1999 to Present
Columbus, OH 43219
Age 41

Richard Baxt                     Vice President                    Senior Vice President, Client Services,
90 Park Avenue, Tenth Floor                                        BISYS Fund Services, Inc., 1997 to
New York, NY  10956                                                Present; General Manager of Investment
Age 46                                                             and Insurance, First Fidelity Bank;
                                                                   President, First Fidelity Brokers;
                                                                   President, Citicorp Investment Services.

Michael A. Grunewald             Vice President                    Manager, Client Services, BISYS Fund
3435 Stelzer Road                                                  Services, Inc., 1993 to Present.
Columbus, OH 43219
Age 30

Nimish Bhatt                     Treasurer                         Vice President, Tax and Financial
3435 Stelzer Road                                                  Services, BISYS Fund Services, Inc., June
Columbus, OH 43219                                                 1996-Present; Assistant Vice President,
Age 37                                                             Evergreen Funds/First Union Bank, 1995 to
                                                                   July 1996; Senior Tax Consultant,
                                                                   Price Waterhouse LLP, 1990 to December
                                                                   1994.

Lisa Hurley                      Secretary                         Vice President, Legal Services, BISYS
90 Park Avenue, Tenth Floor                                        Fund Services, Inc., 1995-Present;
New York, NY 10956                                                 Attorney, private practice, 1990 to 1995.
Age 30

Alaina V. Metz                   Assistant Secretary               Chief Administrator, Administration
3435 Stelzer Road                                                  Services of BISYS Fund Services, Inc.,
Columbus, OH 43219                                                 June 1995 to Present; Supervisor of
Age 32                                                             Mutual Fund Legal Department, Alliance
                                                                   Capital Management, May 1989 to June 1995.

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*Interested person

In 2000, the Directors will be paid an annual fee of $15,000 and an additional $1,200 for each meeting of the Board of Directors that they attend, plus out-of-pocket expenses. The Directors are not paid any pension or retirement benefits. The Directors may hold various other directorships unrelated to the Funds.

The following chart describes the compensation paid to Directors by BNY Hamilton Funds, Inc. for the fiscal year ended December 31, 1999:

                                                             Pension or
                                        Aggregate            Retirement           Estimated              Total
                                       Compensation       Benefits Accrued          Annual         Compensation Paid
Name of Person,                        Paid by the        as Part of Fund       Benefits Upon         by the Funds
   Position                               Funds               Expenses            Retirement          to Directors
----------------------------------    ---------------     -----------------     ---------------    -------------------
Edward L. Gardner                            $21,000             $0                   $0                      $21,000
   Director and Chairman of the
   Board
Peter Herrick                                $21,000             $0                   $0                      $21,000
   Director
Leif H. Olsen                                 $4,950             $0                   $0                       $4,950
   Director
Stephen Stamas                               $21,000             $0                   $0                      $21,000
   Director
James E. Quinn                               $21,000             $0                   $0                      $21,000
   Director
Karen Osar                                   $21,000             $0                   $0                      $21,000
   Director
Kim Kelly                                    $16,050             $0                   $0                      $16,050
   Director

The above compensation, which is expected to total approximately $99,000 plus out-of-pocket costs for 2000, will be allocated to all series of BNY Hamilton Funds, Inc.

By virtue of the responsibilities assumed by the Adviser and the Administrator (see "Investment Adviser", "Administrator" and "Distributor") and the services provided by BNY Hamilton, the Funds have no employees; their officers are provided and compensated by BNY Hamilton Distributors, Inc. BNY Hamilton's officers conduct and supervise the business operations of the Funds.

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INVESTMENT ADVISER

The investment adviser to the Funds is The Bank of New York, a bank organized under the laws of the State of New York with its principal offices at One Wall Street, New York, New York 10286. The Bank of New York is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, The Bank of New York offers a wide range of services, primarily to governmental, institutional, corporate and individual customers in the United States and throughout the world.

The International Equity Fund is sub-advised by Indocam, a subsidiary of Credit Agricole. The Bank of New York pays Indocam a fee equal to .425% of the average daily net assets of the International Equity Fund.

Under the terms of the Advisory Agreements, the investment advisory services The Bank of New York provides to BNY Hamilton Funds, Inc. are not exclusive. The Bank of New York is free to and does render similar investment advisory services to others. The Bank of New York serves as investment adviser to personal investors and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which The Bank of New York serves as trustee. The accounts managed or advised by The

Bank of New York have varying investment objectives and The Bank of New York invests assets of such accounts in investments substantially similar to, or the same as, those that are expected to constitute the principal investments of the Funds. Such accounts are supervised by officers and employees of The Bank of New York who may also be acting in similar capacities for the Funds. See "Portfolio Transactions and Brokerage".

Because the S&P 500 Index Fund, the Bond Index Fund and the Large Cap Value Fund commenced operations on the date hereof, they have no prior advisory fees to report. The Adviser's fee will accrue daily and be payable at the annual rate of 0.25% of average daily net assets for the S&P 500 Index Fund, 0.25% of daily average net assets for the Bond Index Fund and 0.60% of average daily net assets for the Large Cap Value Fund.

The Large Cap Value Fund is sub-advised by Estabrook Capital Management. The Bank of New York pays Estabrook 0.30% of the average net assets of the Large Cap Value Fund.

As of April 1, 1999, the Bank of New York has voluntarily agreed to limit the expenses of the Funds listed in the chart below. The limitation will be accomplished by waiving all or a portion of its advisory, accounting, custodial and certain other service fees and, if necessary, reimbursing expenses. This voluntary limitation of expenses may be modified or terminated at any time.

                                                   INSTITUTIONAL                INVESTOR
                                                       SHARES                    SHARES
                                               -----------------------    ----------------------
Small Cap Growth Fund                                  1.11%                      1.36%
Intermediate Government Fund                            .79%                      1.04%
Intermediate Investment Grade Fund                      .79%                      1.04%
Intermediate New York Tax-Exempt Fund                   .79%                      1.04%
Intermediate Tax-Exempt Fund                            .79%                      1.04%
S&P 500 Index Fund                                      .35%                      .60%
U.S. Bond Market Fund                                   .35%                      .60%

For the fiscal years ended December 31, 1997, 1998, and 1999, The Bank of New York received advisory fees from the Funds as follows:

                                                   1997                 1998                1999
                                              ---------------      ---------------     ---------------
Money Fund                                        $1,364,166           $2,007,951          $3,014,970
Treasury Money Fund                                  $28,637             $460,338            $723,256
Intermediate Government Fund                        $290,842             $329,433            $406,845
Intermediate Investment Grade Fund                $1,326,324           $1,873,230          $1,992,534
Intermediate New York Tax-Exempt Fund               $117,747             $140,654            $212,671
Intermediate Tax-Exempt Fund                      $1,013,662           $1,359,116          $1,318,587
Equity Income Fund                                $2,765,841           $3,339,410          $3,393,456
Large Cap Growth Fund                             $1,419,944           $2,096,762          $3,028,895
Small Cap Growth Fund                               $547,464             $948,526          $1,815,543
International Equity Fund                           $329,170             $537,436          $1,736,934

The above chart reflects advisory fee waivers by The Bank of New York as follows:

                                                   1997                 1998                1999
                                              ---------------      ---------------     ---------------
Treasury Money Fund                                  $61,996              $48,202                 N/A
Intermediate Government Fund                         $47,715              $47,060             $89,191
Intermediate Investment Grade Fund                       N/A                  N/A              $1,463
Intermediate New York Tax-Exempt Fund                $75,480              $72,704            $103,730
Intermediate Tax-Exempt Fund                             N/A                  N/A              $5,034
Large Cap Growth Fund                               $177,856             $383,778             $97,961
Small Cap Growth Fund                               $116,936             $249,498             $60,219
International Equity Fund                           $116,797              $79,747              $8,267

The Advisory Agreement for each Fund must be specifically approved at least annually (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Directors and (ii) by a vote of a majority of the Directors of the Fund who are not "interested persons" as defined by the 1940 Act cast in person at a meeting called for the purpose of voting on such approval. See "Directors and Officers". Each of the Advisory Agreements will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of a Fund's outstanding shares on 60 days' written notice to the Adviser and by the Adviser on 90 days' written notice to BNY Hamilton Funds, Inc. See "Additional Information".

The Bank Holding Company Act of 1956 and the Glass-Steagall Act, as interpreted by the Board of Governors of the Federal Reserve System, generally prohibit The Bank of New York Company, Inc. and its subsidiaries, including The Bank of New York, from sponsoring, organizing or controlling a registered open-end investment company continuously engaged in the issuance of its shares, such as BNY Hamilton. This prohibition does not extend to providing investment advice, custodial and certain other services. The Bank of New York believes that it may perform the services for the Funds contemplated by the Advisory Agreement without violating the Glass-Steagall Act or other applicable banking laws or regulations. It is, however, possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent The Bank of New York from continuing to perform such services for the Funds.

If The Bank of New York were prohibited from acting as investment adviser to the Funds, it is expected that the Directors would recommend to the Funds' shareholders that they approve the Funds' entering into new investment advisory agreements with another qualified adviser selected by the Directors.

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ADMINISTRATOR

BNY Hamilton Distributors, Inc. serves as the Funds' administrator (the "Administrator") and will assist generally in supervising the operations of the Funds. The Administrator is a Delaware corporation organized to administer and distribute mutual funds; its offices are located at 90 Park Avenue, New York New York 10956.

The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Funds, including, among other things, providing the services of persons who may be appointed as officers and directors of BNY Hamilton Funds, Inc., overseeing the performance of the transfer agent for each Fund, supervising purchase and redemption orders (made via telephone and mail) and monitoring the Distributor's compliance with the National Association of Securities Dealers, federal and state securities laws. The Administrator will also be responsible for coordinating and overseeing compliance by the Directors with Maryland corporate procedural requirements as the Funds are series of a Maryland corporation. See "Description of Shares". The Administrator is also responsible for updating and printing the Funds' prospectuses and statements of additional information, administering shareholder meetings, producing proxy statements and annual and semi-annual reports, monitoring the Adviser's compliance with the stated investment objectives and restrictions of each Fund and ensuring that custodian, Fund accounting, transfer agency, administration, distribution, advisory and legal services are provided to the Funds in accordance with the respective agreements governing each relationship.

The Administration Agreement permits the Administrator to delegate certain of its responsibilities to other service providers. Pursuant to this authority, The Bank of New York will perform certain administrative functions for the Administrator. The Bank of New York is not an otherwise affiliated person of the Administrator.

The Money Market Funds will pay the Administrator an annual fee, accrued daily and payable monthly, of .10% of their respective average daily net assets. All other Funds will each pay the Administrator an annual fee, accrued daily and payable monthly, of .20% of their respective average daily net assets.

As discussed above under "Investment Adviser", the S&P 500 Index Fund, the Bond Index Fund and the Large Cap Value Fund commenced operations on the date hereof and thus have no administration fees to report. For the fiscal years ended December 31, 1997, 1998, and 1999, the other Funds paid administration fees as follows:

                                                   1997                 1998                1999
                                              ---------------      ---------------     ---------------
Money Fund                                        $1,364,166           $2,007,951          $3,014,970
Treasury Money Fund                                  $90,633             $508,540            $723,256
Intermediate Government Fund                        $135,423             $150,597            $162,738
Intermediate Investment Grade Fund                  $530,532             $749,295            $797,014
Intermediate New York Tax-Exempt Fund                $64,296              $85,343             $85,068
Intermediate Tax-Exempt Fund                        $405,467             $543,649            $527,436
Equity Income Fund                                  $871,405           $1,084,161          $1,131,152
Large Cap Growth Fund                               $532,600             $826,841          $1,009,632
Small Cap Growth Fund                               $177,174             $319,474            $474,603
International Equity Fund                           $104,935             $290,440            $408,689

The above chart reflects administration fee waivers from the Intermediate New York Tax-Exempt Fund of $12,990 for the fiscal year ended December 31, 1997. There were no waivers of administration fees from this Fund during fiscal years 1998 and 1999, nor were there any waivers of administration fees from any other Fund during the last three fiscal years.

The Administration Agreement between BNY Hamilton Funds, Inc. and the Administrator may be renewed or amended by the Directors without a shareholder vote.


--------------------------------------------------------------------------------
DISTRIBUTOR

In addition to acting as the Administrator, BNY Hamilton Distributors, Inc. acts as each Fund's exclusive Distributor and will hold itself available to receive purchase orders for Fund shares. The Distribution Agreements for each Fund must be approved in the same manner as the Advisory Agreements described above under "Investment Adviser". Each Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of a Fund's outstanding shares as defined under "Additional Information".

The Directors have adopted distribution plans ("12b-1 Plans") with respect to Hamilton Classic Shares of the Money Fund, and the Investor Shares of each of the Equity Funds, the Taxable Fixed Income Funds, and the Tax-Exempt Fixed Income Funds, which will permit the respective Funds to reimburse the Distributor for distribution expenses in an amount up to .25% per annum of average daily net assets of Hamilton Classic Shares or Investor Shares, as applicable. These expenses include, but are not limited to, fees paid to broker-dealers, telemarketing expenses, advertising costs, printing costs, and the cost of distributing materials borne by the Distributor in connection with sales or selling efforts on behalf of Hamilton Classic Shares or Investor Shares, as applicable. The Hamilton Classic Shares or Investor Shares of each Fund also bear the costs associated with implementing and operating the related 12b-1 Plan (such as costs of printing and mailing service agreements). Each item for which a payment may be made under the 12b-1 Plan may constitute an expense of distributing Hamilton Classic Shares or Investor Shares of the related Fund as the Securities and Exchange Commission construes such term under Rule 12b-1 of the 1940 Act. If expenses reimbursable under the 12b-1 Plan exceed .25% per annum of average daily net assets, they will be carried forward from month to month to the extent they remain unpaid. All or a part of any such amount carried forward will be paid at such time, if ever, as the Directors determine. The Hamilton Classic Shares or Investor Shares of each Fund will not be charged for interest, carrying or other finance charges on any reimbursed distribution or other expense incurred and not paid, nor will any expense be carried forward past the fiscal year in which it is incurred.

As discussed above under "Investment Adviser", the S&P 500 Index Fund, the Bond Index Fund and the Large Cap Value Fund commenced operations on the date hereof and thus have no administration fees to report. For the fiscal year ended December 31, 1999, the other Funds paid the following amounts for services related to their respective 12b-1 Plans. In each Fund, approximately 10% of the amount shown represents compensation to broker-dealers and 90% represents payments to banks, in each case for customer support services that include (i) placing and processing customer transactions through the Distributor on an aggregated or net basis, (ii) arranging for electronic transfers of funds, (iii) fielding customer inquiries, (iv) forwarding shareholder communications from the Fund to customers, and (v) such similar or related services as the Distributor may request.

        Money Fund                                                   1,597,213
        Treasury Money Fund                                            723,256
        Intermediate Government Fund                                    30,930
        Intermediate Investment Grade Fund                              10,894
        Intermediate New York Tax-Exempt Fund                           26,333
        Intermediate Tax-Exempt Fund                                     1,075
        Equity Income Fund                                              93,733
        Large Cap Growth Fund                                           35,311
        Small Cap Growth Fund                                           23,021
        International Equity Fund                                       18,372

Payments for distribution expenses under the 12b-1 Plans are subject to Rule 12b-1 (the "Rule") under the 1940 Act. Payments under the 12b-1 Plans are also subject to the conditions imposed by Rule 18f-3 under the 1940 Act and a Rule 18f-3 Multiple Class Plan which has been adopted by the Directors for the benefit of the Funds. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sales of shares". The Rule provides, among other things, that a Fund may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, each 12b-1 Plan provides that a report of the amounts expensed under the Plan, and the purposes for which such expenditures were incurred, will be made to the Directors for their review at least quarterly. Each 12b-1 Plan provides that it may not be amended to increase materially the costs which the related Fund may bear for distribution pursuant to the 12b-1 Plan without shareholder approval, and each 12b-1 Plan provides that any other type of material amendment must be approved by a majority of the Directors, and by a majority of the Directors who are neither "interested persons" (as defined in the 1940 Act) of BNY Hamilton Funds, Inc. nor have any direct or indirect financial interest in the operation of the 12b-1 Plan being amended or in any related agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. In addition, as long as the 12b-1 Plans are in effect, the nomination of the Directors who are not interested persons of BNY Hamilton Funds, Inc. (as defined in the 1940 Act) must be committed to the non-interested Directors.


--------------------------------------------------------------------------------
FUND, SHAREHOLDER AND OTHER SERVICES

BISYS Fund Services, Inc. ("BISYS"), P.O. Box 163310, Columbus, Ohio, 43216-3310, serves as the transfer agent for the Funds. As transfer agent, BISYS is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to investors' accounts. BISYS is also the dividend disbursing agent for all Funds.

The Directors, in addition to reviewing actions of the Funds' investment adviser, administrator and distributor, as set forth below, decide upon matters of general policy. The Money Fund and Treasury Money Fund have entered into Shareholder Servicing Agreements with respect to Hamilton Premier Shares and Hamilton Classic Shares of each Fund with The Bank of New York. The Bank of New York (as a "Shareholder Servicing Agent") will perform certain shareholder support services to include: (i) aggregating and processing purchase and redemption orders; (ii) placing purchase and redemption orders with the Distributor; (iii) providing necessary personnel and facilities to establish and maintain customer accounts and records; (iv) processing dividend payments; and
(v) providing periodic information to beneficial owners showing their positions in Hamilton Premier Shares of each Fund. Pursuant to the Shareholder Servicing Agreement, the Hamilton Premier Shares of each Money Market Fund and the Hamilton Classic Shares of the Money Fund will pay The Bank of New York (and any other Shareholder Servicing Agent) an annual shareholder servicing fee of .25%, to be accrued daily and payable monthly, of the average net assets of each such class represented by such Shareholder Servicing Agent's participation in each Fund.

The Bank of New York, 100 Church Street, New York, New York 10286, serves as the custodian and fund accounting agent for each Fund.

Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019 are the independent auditors of the Funds and must be approved at least annually by the Directors to continue in such capacity. They will perform audit services for the Funds including the examination of financial statements included in the annual report to shareholders.


--------------------------------------------------------------------------------
PURCHASE OF SHARES

Investors may open Fund accounts and purchase shares as described in each Prospectus under "Purchase of Shares".

Each Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value) at the discretion of the Fund, although the Fund would expect to accept securities in payment for Fund shares only infrequently. Generally, a Fund will only consider accepting securities (i) to increase its holdings in one or more portfolio securities or
(ii) if the

Adviser determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that a Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. A Fund may reject in whole or in part offers to pay for Fund shares with securities and may discontinue its practice of accepting securities as payment for Fund shares at any time without notice. An Equity Fund will not accept restricted securities in payment for shares. The Fund will value accepted securities in the manner provided for valuing portfolio securities of the Fund. See "Net Asset Value-Equity Funds".


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REDEMPTION OF SHARES

Investors may redeem shares as described in each Prospectus under "Redemption of Shares". Shareholders redeeming shares of either Money Market Fund should be aware that both Funds attempt to maintain a stable net asset value of $1.00 per share for each class; however, there can be no assurance that either Fund will be able to continue to do so and, in that case, the net asset value of either Fund's shares might deviate from $1.00 per share. Accordingly, a redemption request might result in payment of a dollar amount that differs from the number of shares redeemed. In the case of the other Funds, the principal value fluctuates so that the proceeds of an investor's shares when redeemed may be more or less than their original cost. See "Net Asset Value" in the Money Market Fund Prospectus and below.

Shareholders redeeming their shares by telephone should be aware that neither the Funds nor any of their service contractors will be liable for any loss or expense for acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number, recent transactions in the account, and the account holder's social security or taxpayer's identification number, address and/or bank). To the extent a Fund fails to use reasonable procedures as a basis for its belief, it and/or its service contractors may be liable for instructions that prove to be fraudulent or unauthorized.

If a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price, in lieu of cash, in whole or in part by a distribution in kind of securities from the portfolio of the Fund in conformity with the applicable rules of the Securities and Exchange Commission. If shares are redeemed in kind, the redeeming shareholder may incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value", and such valuation will be made as of the same time the redemption price is determined.

Further Redemption Information. The Funds reserve the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows:
(i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of an emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission may permit.


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EXCHANGE OF SHARES

Shareholders purchasing shares directly from a Fund may exchange those shares at the current net asset value per share for other BNY Hamilton Funds which have a similar class of shares, in accordance with the terms of the current prospectus of the Fund being acquired. Requests for exchange are made in the same manner as requests for redemptions. See "Redemption of Shares". Shares of the Fund to be acquired are purchased for settlement when the proceeds from redemption become available. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege.


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DIVIDENDS AND DISTRIBUTIONS

Each Fund declares and pays dividends and distributions as described under "Dividends and Distributions" in such Fund's Prospectus.

Net investment income of each class of shares in the Money Fund and the Treasury Money Fund consists of accrued interest or discount and amortized premium applicable to the specific class, less the accrued expenses of the relevant Fund applicable to the specific class during that dividend period, including the fees payable to the Administrator, allocated to each class of shares. See "Net Asset Value". Determination of the net investment income for each class of shares for each Money Market Fund will be made immediately prior to the determination of net asset value at 4:30 P.M., Eastern time, on each Business Day.

Dividends on each Hamilton Share and Hamilton Premier Share of the Money Fund and the Treasury Money Fund and Hamilton Classic Share of the Money Fund are determined in the same manner and are paid in the same amount regardless of class, except that Hamilton Premier Shares and Hamilton Classic Shares bear the fees paid to Shareholder Organizations on their behalf for those general services described under "Fund and Other Shareholder Services-Shareholder Servicing Plan" in the Prospectus for the Money Market Funds, and Hamilton Classic Shares bear 12b-1 fees. In addition, each class of shares of the Money Fund and the Treasury Money Fund bears certain other miscellaneous expenses specific to that class (i.e., certain cash management, registration and transfer agency expenses).

Determination of the net investment income for the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds will be made immediately prior to the determination of net asset value at 4:00 P.M., Eastern time, on each Business Day. Net investment income for days other than Business Days is determined as of 4:00 P.M., Eastern time, on the preceding Business Day. See "Purchase of Shares" in the relevant Prospectus and this Statement of Additional Information. Shares redeemed earn a dividend on the Business Day that the redemption becomes effective. See "Redemption of Shares" in each Prospectus.

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NET ASSET VALUE

Each of the Funds will compute its net asset value per share for each of its classes once daily on Monday through Friday as described under "Net Asset Value" in the relevant Prospectus, except that net asset value of any class need not be computed on a day in which no orders to purchase or redeem shares of such class have been received or on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day. In addition, net asset value need not be computed on any other day that the New York Stock Exchange is closed for business.

Money Market Funds. In the case of the Money Market Funds, all portfolio securities for each Fund will be valued by the amortized cost method. The purpose of this method of calculation is to attempt to maintain a constant net asset value of $1.00 per share for each class of shares. No assurances can be given that this goal will be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If a difference of more than .5% occurs between valuation based on the amortized cost method and valuation based on market value, the Directors will take steps necessary to reduce such deviation, such as changing dividend policy, shortening the average portfolio maturity or realizing gains or losses. See "Taxes".

Valuing the Money Fund's and the Treasury Money Fund's instruments on the basis of amortized cost and use of the term "money market fund" are permitted by Rule 2a-7 of the 1940 Act. Rule 2a-7 prohibits money market funds that use the amortized cost method to value assets from investing more than 5% of their total assets in the securities of any single issuer, except obligations of the United States government and its agencies and instrumentalities. Each of the Money Market Funds intend to conduct their investment activities in a manner consistent with the requirements of Rule 2a-7. This is not, however, a fundamental policy and may be changed by the Directors at any time without the approval of the shareholders of either of the Money Market Funds.

The Directors oversee the Adviser's adherence to the Securities and Exchange Commission's rules, and have established procedures designed to stabilize net asset value of each class of shares of the Money Fund and the Treasury Money Fund at $1.00. Each day net asset value is computed, each class of shares of the Money Fund and the Treasury Money Fund will calculate the net asset value of each class of their respective shares by using both the amortized cost method and market valuations. At such intervals as they deem appropriate, the Directors consider the extent to which net asset value as calculated by using market valuations would deviate from $1.00 per share. Immediate action will be taken by the Directors if the variance between market value and amortized cost exceeds
 .5%.

If the Directors believe that a deviation from the Money Fund's or Treasury Money Fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Directors have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing net asset value by using available market quotations; and such other measures as the Directors may deem appropriate.

During periods of declining interest rates, the Money Fund's and the Treasury Money Fund's yield based on amortized cost may be higher than the corresponding yields based on market valuations. Under these circumstances, a shareholder of any class of shares of the Money Fund or the Treasury Money Fund would be able to obtain a somewhat higher yield than would result if that Fund used market valuations to determine its net asset value. The converse would apply in a period of rising interest rates.

Taxable Fixed Income and Tax-Exempt Fixed Income Funds. In the case of the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds, portfolio securities with a maturity of 60 days or more, including securities listed on an exchange or traded over the counter, will be valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security, and
(ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Funds' independent pricing service, such securities will be priced in accordance with procedures adopted by the Directors. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method, because the Directors have determined that this method will approximate market value. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's books, no readily available market quotations exist for most municipal securities.

Equity Funds. In the case of the Equity Funds, the value of investments listed on a domestic securities exchange, other than options on stock indexes, is based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.

Equity Funds and Intermediate Investment Grade Fund. For purposes of calculating net asset value per share for each class of shares in each of the Equity Funds and the Intermediate Investment Grade Fund, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the prevailing market rates available at the time of valuation.

All Funds (except Money Market Funds). Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges, which is currently 4:10 P.M., New York City time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges, which is currently 4:15 P.M., New York City time. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Fund's Directors. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments, which mature in 60 days or less, are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by a Fund was more than 60 days, unless this is determined not to represent fair value by the Directors.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Funds' Directors.


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PERFORMANCE DATA

From time to time, the Funds may quote performance in terms of yield, actual distributions, total return, or capital appreciation in reports, sales literature, and advertisements published by the Funds. Current performance information for the Funds may be obtained by calling the number provided on the cover page of this Statement of Additional Information.

Yield Quotations. As required by regulations of the Securities and Exchange Commission, current yield for each class of shares of the Money Fund and the Treasury Money Fund is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period, dividing the net change in account by the value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield for each class of shares of the Money Fund and the Treasury Money Fund is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares.

The current and effective seven-day yields for the Money Market Funds as of December 31, 1999 were as follows:

                                                          Current 7           Effective 7
                                                       ----------------     -----------------




                                                          Day Yield            Day Yield
                                                       ----------------     -----------------
Money Fund  -  Hamilton Shares                              5.45%                5.60%
Money Fund  -  Hamilton Premier Shares                      5.20%                5.34%
Money Fund  -  Hamilton Classic Shares                      4.95%                5.07%
Treasury Money Fund  -  Hamilton Shares                     4.51%                4.61%
Treasury Money Fund  -  Hamilton Premier Shares             4.26%                4.35%
Treasury Money Fund  -  Hamilton Classic Shares             4.01%                4.09%

As required by regulations of the Securities and Exchange Commission, the annualized yield for each of the Taxable Fixed Income Funds, the Tax-Exempt Fixed Income Funds and the Equity Income Fund is computed by dividing the Fund's net investment income per share for each class earned during a 30-day period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends will be used in determining the net investment income per share. Income will be computed by totaling the interest earned on all debt obligations, and in the case of the Equity Income Fund, dividends earned on all equity securities, during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield will then be annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income, as described under "Additional Information" in the Prospectuses for the Equity Funds, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds.

As discussed above, the Bond Index Fund commenced operations on the date hereof and thus has no performance history to report. The 30-day yields for the other Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds are as follows:

                                                                         With                 Without
                                                                     Reimbursement         Reimbursement
                                                                   ------------------     -----------------

Intermediate Government Fund  -  Institutional Shares                    5.73%                 5.61%
Intermediate Government Fund  -  Investor Shares                         5.48%                 5.35%
Intermediate Investment Grade Fund  -  Institutional Shares              6.27%                 6.27%
Intermediate Investment Grade Fund  -  Investor Shares                   4.74%                 4.74%
Intermediate New York Tax-Exempt Fund  -  Institutional Shares           4.19%                 3.85%
Intermediate New York Tax-Exempt Fund  -  Investor Shares                3.94%                 3.60%
Intermediate Tax-Exempt Fund  -  Institutional Shares                    3.39%                 3.39%
Intermediate Tax-Exempt Fund  -  Investor Shares                         3.10%                 3.10%

Total Return Quotations. As required by regulations of the Securities and Exchange Commission, the annualized total return of each of the Equity Funds, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds for a period will be computed by assuming a hypothetical initial payment of $10,000. It will then be assumed that all of the dividends and distributions over the period are reinvested and that the entire amount will be redeemed at the end of the period. The annualized total return will then be calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption. Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

As discussed above, the S&P 500 Index Fund, the Bond Index Fund and the Large Cap Value Fund commenced operations on the date hereof and thus have no performance history to report. The total returns for the other Funds are as follows:

                                                                                       Average             Average
                                                                                        Annual             Annual
                                                                                       for the             For the
                                                                                       One-Year           Five-Year
                                                                                        Period             Period
                                                                    Aggregate           Ended               Ended
                                                    Inception         Since          December 31,       December 31,
                                                       Date         Inception            1999               1999
                                                    -----------    -------------    ---------------     --------------
Intermediate Government Fund  -  Institutional
   Shares                                            04/01/97         15.56%           (0.73%)               N/A
Intermediate Government Fund  -  Investor
   Shares                                            08/10/92         40.10%           (0.98%)              6.35%
Intermediate Investment Grade Fund  -
   Institutional Shares                              04/01/97         16.96%           (1.47%)               N/A
Intermediate Investment Grade Fund  -
   Investor Shares                                   05/01/97         14.60%           (1.73%)               N/A
Intermediate New York Tax-Exempt Fund  -
   Institutional Shares                              04/01/97         10.82%           (1.35%)               N/A
Intermediate New York Tax-Exempt Fund  -
   Investor Shares                                   08/10/92         33.78%           (1.60%)              4.93%
Intermediate Tax-Exempt Fund  -  Institutional
   Shares                                            04/01/97         9.91%            (2.06%)               N/A
Intermediate Tax-Exempt Fund  -  Investor
   Shares                                            05/01/97         8.87%            (2.22%)               N/A
Equity Income Fund  -  Institutional Shares          04/01/97         61.66%            14.51%               N/A
Equity Income Fund  -  Investor Shares               08/10/92        181.75%            14.27%             19.52%
Large Cap Growth Fund  -  Institutional Shares       04/01/97        118.99%            37.13%               N/A
Large Cap Growth Fund  -  Investor Shares            05/01/97        103.17%            36.83%               N/A
Small Cap Growth Fund  -  Institutional Shares       04/01/97        171.93%            97.22%               N/A
Small Cap Growth Fund  -  Investor Shares            05/01/97        169.91%            96.65%               N/A
International Equity Fund  -  Institutional          04/01/97         85.30%            43.45%               N/A
   Shares
International Equity Fund  -  Investor Shares        05/01/97         83.86%            43.00%               N/A

General. A Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

From time to time, the yields and the total returns of each class of shares of the Funds may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Funds may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of a Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time, advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as, the views of the investment adviser as to current market, economic trade and interest rate trends, legislative, regulatory and monetary developments, investments strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, Treasury bills and shares of a Fund. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, a Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Funds is generally available by calling 1-800-4BNY-FND (1-800-426-9363).

Comparative performance information may be used from time to time in advertising the Funds' shares, including, but not limited to, data from Lipper Analytical Services, Inc., the S&P 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Lehman Brothers indexes, the Frank Russell Indexes and other industry publications. Each of the Money Market Funds may compare the performance of each class of shares to Money Fund Report, a service of IBC Financial Data, Inc. as well as yield data reported in other national financial publications.

From time to time, the Funds may include in advertisements, sales literature and reports to shareholders general comparative information such as statistical data regarding inflation, securities indices or the features of performance of alternative investments. The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, in such communications, the Adviser may offer opinions on current economic conditions.


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PORTFOLIO TRANSACTIONS AND BROKERAGE

Securities of a Fund typically are purchased via a domestic or foreign securities exchange, in the over-the-counter market or pursuant to an underwritten offering. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

Portfolio Turnover. A Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. A change in securities held by a Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer spreads or underwriting commissions, and other transaction costs, on the sale of securities, as well as on the reinvestment of the proceeds in other securities. A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. For the fiscal years ended December 31, 1997, 1998, and 1999, the portfolio turnover rates for the Intermediate New York Tax-Exempt Fund and the Equity Income Fund were 21%, 24% and 32%; 65%, 39% and 53%, respectively. It is anticipated that the Intermediate New York Tax-Exempt Fund and the Equity Income Fund will continue to have a portfolio turnover rate of less than 100%.

For the period April 1, 1997 (commencement of operations) to December 31, 1997, and for the fiscal years ended December 31, 1998 and 1999, the portfolio turnover rates for the Intermediate Investment Grade Fund, Intermediate Tax-Exempt Fund, Large Cap Growth Fund, Small Cap Growth Fund and International Equity Fund were 81%, 53% and 57%; 30%, 37% and 34%; 37%, 26% and 18%; 84% and
86%; and 36%, 75% and 84%, respectively. It is anticipated that the Intermediate Investment Grade Fund, Intermediate Tax-Exempt Fund, Large Cap Growth Fund, Small Cap Growth Fund and International Equity Fund will continue to have a portfolio turnover rate of less than 100%.

For the fiscal years ended December 31, 1997, 1998, and 1999, the portfolio turnover rates for the Intermediate Government Fund were 41%, 61% and 16%, respectively. It is anticipated that the Intermediate Government Fund will continue to have a portfolio turnover rate of not greater than 200%. The fixed income securities in which the Fund will invest are generally traded at a net price with dealers acting as principal for their own accounts and without brokerage commissions. However, other expenses, such as custodial fees and wire charges may be higher during periods of higher turnover.

Money Market Funds, Taxable Fixed Income Funds and Tax-Exempt Fixed Income Funds. Portfolio transactions for each of the Money Market Funds, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds will be undertaken principally to accomplish a Fund's objective in relation to expected movements in the general level of interest rates. Each of the Money Market Funds, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may engage in short-term trading consistent with their objectives.

Each of the Money Market Funds' policy of investing only in securities with maturities of less than 397 days will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments that the Money Market Funds make, turnover resulting from such investments should not adversely affect the net asset value or net income of the Fund.

Equity Funds. In connection with portfolio transactions for the Equity Funds, the overriding objective is to obtain the best possible execution of purchase and sale orders. In selecting a broker, the Adviser (and, in the case of the International Equity Fund, the Sub-Adviser) considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Adviser or the Sub-Adviser decides that the broker chosen will provide the best possible execution. The Adviser or the Sub-Adviser will monitor the reasonableness of the brokerage commissions paid in light of the execution received. The Directors will review regularly the reasonableness of commissions and other transaction costs incurred by the Equity Funds in light of facts and circumstances deemed relevant from time to time, and, in that connection, receive reports from the Adviser or the Sub-Adviser and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which the Adviser or the Sub-Adviser has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Adviser's or the Sub-Adviser's clients and not solely or necessarily for the benefit of an individual Fund. The Adviser and the Sub-Adviser believe that the value of research services received is not determinable and does not significantly reduce their respective expenses. The Equity Funds will not reduce their respective fees paid to the Adviser or the Sub-Adviser by any amount that might be attributable to the value of such services.

For the fiscal years ended December 31, 1997, 1998, and 1999, the Equity Income Fund paid aggregate broker commissions of $481,922, $500,347 and $583,849, respectively.

For the period April 1, 1997 (commencement of operations) to December 31, 1997, and for the fiscal years ended December 31, 1998 and 1999, the Large Cap Growth Fund paid aggregate broker commissions of $177,684, $226,702 and $225,943, respectively. Of the aggregate commissions paid during the fiscal year ended December 31, 1999, the Large Cap Growth Fund paid broker commissions of $1,050 to BNY ESI & Co., Inc., a wholly owned non-bank subsidiary of The Bank of New York Company, Inc. a separate brokerage affiliate of The Bank of New York, and a member of the New York Stock Exchange and other principal exchanges, and SIPC. This amounted to 0.5% of the aggregate commissions paid by the Fund and 1.7% of the aggregate dollar amount of principal transactions.

For the period April 1, 1997 (commencement of operations) to December 31, 1997, and for the fiscal years ended December 31, 1998 and 1999, the Small Cap Growth Fund paid aggregate broker commissions of $120,938, $279,344 and $184,972, respectively.

For the period April 1, 1997 (commencement of operations) to December 31, 1997, and for the fiscal years ended December 31, 1998 and 1999, the International Equity Fund paid aggregate broker commissions of $530,331, $876,134 and $1,049,235, respectively.

Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser or the Sub-Adviser may allocate a portion of any or all of the Equity Funds' portfolio brokerage transactions to affiliates of the Adviser or the Sub-Adviser. In order for affiliates of the Adviser or the Sub-Adviser to effect any portfolio transactions for the Equity Funds, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Directors, including a majority of the Directors who are not "interested persons", have adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.

Portfolio securities will not be purchased from or through or sold to or through the Funds' Administrator, Distributor, Adviser (or the Sub-Adviser) or any "affiliated person", as defined in the 1940 Act, of the Co-Administrators, Distributor or Adviser (or the Sub-Adviser) when such entities are acting as principals, except to the extent permitted by law. In addition, the Funds will not purchase securities during the existence of any underwriting group (or the Sub-Advisers) relating thereto of which the Adviser, the Sub-Adviser or any of their respective affiliates of the Adviser is a member, except to the extent permitted by law.

On those occasions when the Adviser (or the Sub-Adviser) deems the purchase or sale of a security to be in the best interests of a Fund as well as other customers, including the other Funds, to the extent permitted by applicable laws and regulations, the Adviser (or the Sub-Adviser) may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Adviser (or the Sub-Adviser), in the manner it considers to be most equitable and consistent with the Adviser's (or the Sub-Adviser's) fiduciary obligations to the Fund. In some instances, this procedure might adversely affect a Fund.

If a Fund effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which a Fund may write may be affected by options written by the Adviser (or the Sub-Adviser) for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.


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DESCRIPTION OF SHARES

BNY Hamilton is a registered, open-end investment company organized under the laws of the State of Maryland. The Articles of Incorporation of currently permit the Corporation to issue 20,000,000,000 shares of common stock, par value $.001 per share, of which shares have been classified as follows:

                                                                          Number of Shares of
        Name of Series and Classes Thereof                                 Common Allocated
        ---------------------------------------------------------       -----------------------
        BNY Hamilton Money Fund
               Hamilton Shares                                                   3,000,000,000
               Hamilton Premier Shares                                           3,000,000,000
               Hamilton Classic Shares                                           3,000,000,000
        BNY Hamilton Treasury Money Fund
               Hamilton Shares                                                   2,000,000,000
               Hamilton Premier Shares                                           2,000,000,000
               Hamilton Classic Shares                                           2,000,000,000
        BNY Hamilton Equity Income Fund
               Institutional Shares                                                200,000,000
               Investor Shares                                                     200,000,000
        BNY Hamilton Large Cap Growth Fund
               Institutional Shares                                                200,000,000
               Investor Shares                                                     200,000,000
        BNY Hamilton Small Cap Growth Fund
               Institutional Shares                                                200,000,000
               Investor Shares                                                     200,000,000
        BNY Hamilton International Equity Fund
               Institutional Shares                                                200,000,000
               Investor Shares                                                     200,000,000
        BNY Hamilton Intermediate Government Fund
               Institutional Shares                                                200,000,000
               Investor Shares                                                     200,000,000
        BNY Hamilton Intermediate Investment Grade Fund
               Institutional Shares                                                200,000,000
               Investor Shares                                                     200,000,000
        BNY Hamilton Intermediate New York Tax-Exempt Fund
               Institutional Shares                                                200,000,000
               Investor Shares                                                     200,000,000
        BNY Hamilton Intermediate Tax-Exempt Fund
               Institutional Shares                                                200,000,000
               Investor Shares                                                     200,000,000
        BNY Hamilton Large Cap CRT Fund                                            200,000,000
        BNY Hamilton International Equity CRT Fund                                 200,000,000
        BNY Hamilton Small Cap CRT Fund                                            200,000,000
        BNY Hamilton Large Cap Value Fund
               Institutional Class                                                 200,000,000
               Investor Class                                                      200,000,000
        BNY Hamilton S&P 500 Fund
               Institutional Class                                                 200,000,000
               Investor Class                                                      200,000,000
        BNY Hamilton U.S. Bond Market Index Fund
               Institutional Class                                                 200,000,000

               Investor Class                                                      200,000,000
        Undesignated Common Stock                                                            0

Shares of BNY Hamilton do not have preemptive or conversion rights and are fully paid and nonassessable by BNY Hamilton. The rights of redemption and exchange are described in the appropriate Prospectus and elsewhere in this Statement of Additional Information.

The shareholders of each Fund are entitled to a full vote for each full share held and to a fractional vote for each fractional share. Subject to the 1940 Act and Maryland law, the Directors themselves have the power to alter the number and the terms of office of the Directors, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successor; provided, however, that immediately after such appointment the requisite majority of the Directors have been elected by the shareholders of the Funds. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Directors being selected while the holders of the remaining shares would be unable to elect any Directors. It is the intention of BNY Hamilton not to hold annual shareholder meetings. The Directors may call shareholder meetings for action by shareholder vote as may be required by either the 1940 Act or the Articles of Incorporation.

BNY Hamilton, if requested to do so by the holders of at least 10% of shareholders of all series aggregated as a class, will call a meeting of shareholders for the purpose of voting upon the question of the removal of a director or directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

The Articles of Incorporation contain a provision permitted under the Maryland General Corporation Law that under certain circumstances eliminates the personal liability of the Directors to BNY Hamilton or its shareholders. The Articles of Incorporation and the Bylaws of BNY Hamilton provide that BNY Hamilton will indemnify the Directors, officers and employees of the Funds to the full extent permitted by the Maryland General Corporation Law, which permits indemnification of such persons against liabilities and expenses incurred in connection with proceedings in which they may be involved because of their offices or employment with BNY Hamilton. However, nothing in the Articles of Incorporation or the Bylaws of BNY Hamilton protects or indemnifies a Director, officer or employee against any liability to BNY Hamilton or its shareholders to which he or she would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

For information relating to mandatory redemption of Fund shares or, under certain circumstances, their redemption at the option of the Funds, see "Redemption of Shares" in the Prospectuses.

No single person beneficially owns 25% or more of the Corporation's voting securities. BNY Hamilton expects that immediately prior to the commencement of the public offering of shares of the S&P 500 Fund, the Bond Index Fund and the Large Cap Value Fund, each such Fund will have one stockholder, BNY Hamilton Distributors, Inc., who will hold more than 5% of the outstanding shares of such Fund. BNY Hamilton cannot predict the length of time that such person will remain a control person of such Funds. The following table sets forth the name, address and percentage of ownership of each person who is known by the Registrant to own, of record or beneficially, 5% or more of any class of BNY Hamilton's outstanding equity securities as of April 1, 1999 [update?]:

Fund                     Of Record                   %            Beneficial Owner                              %
----                     ---------                   -            ----------------                              -
Equity Income            Various Retirement        25.1%          The Bank of New York                        25.1%
                         Plans                                    One Wall Street
                                                                  New York, NY  10286

Small Cap Growth         Various Retirement         5.5%          The Bank of New York                         5.5%
                         Plans                                    One Wall Street
                                                                  New York, NY  10286

Intermediate             VariousRetirement         33.2%          The Bank of New York                        33.2%
Government               Plans                                    48 Wall Street
                                                                  New York, NY  10286

                         The Bank of New York       5.4%          The Bank of New York                         5.4%
                         LTD Plan                                 48 Wall Street
                                                                  New York, NY  10286

Money                                              13.54%         KPMG Peat Marwick - Rabbi Tr Disb.          13.54%
                                                                  Three Chestnut Ridge Road
                                                                  Montvale, NJ  07645-1834

Treasury Money                                     18.21%         Palm Beach Cops 2000A P/F Acquisition       18.21%
                                                                  3322 Forest Hill Boulevard
                                                                  West Palm Beach, FL  33406-5813

BNY Hamilton's officers and directors, taken as a group, own less than 1% of the shares of each of the Funds.


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TAXES

Each Fund generally will be treated as a separate corporation for federal income tax purposes, and thus the provisions of the Internal Revenue Code of 1986, as amended (the "Tax Code") generally will be applied to each Fund separately, rather than BNY Hamilton as a whole. Net long-term and short-term capital gains, net income, and operating expenses therefore will be determined separately for each Fund.

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Tax Code. Accordingly, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's assets is represented by cash, United States Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets, and 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than United States Government securities). As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed at least annually.

Under the Tax Code, a Fund will be subject to a 4% excise tax on a portion of its undistributed income if it fails to meet certain distribution requirements by the end of the calendar year. Each Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses (other than exempt-interest dividends distributed by either of the Tax-Exempt Fixed Income Funds, as described below) are generally taxable to shareholders of the Funds as ordinary income whether such distributions are taken in cash or reinvested in additional shares. Each of the Equity Funds (other than the International Equity Fund) expects that a portion of these distributions to their respective corporate shareholders will be eligible for the 70% dividends-received deduction. These distributions from all other Funds will not be eligible for the dividends-received deduction. Distributions of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders of a Fund as long-term capital gains, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund, and are not eligible for the dividends-received deduction. Individual shareholders will be subject to federal income tax on distributions of net long-term capital gains at a maximum rate of 20% if designated as derived from a Fund's capital gains from property held for more than one year.

A gain or loss realized by a shareholder on the redemption, sale or exchange of shares held as a capital asset will be capital gain or loss and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term. Individual shareholders will be subject to federal income tax on long-term capital gain at a maximum rate of 20% in respect of shares held for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Any loss realized by a shareholder on the disposition of shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares. Any such loss may be disallowed in the case of either of the Tax-Exempt Fixed Income Funds. See "Tax-Exempt Fixed Income Funds" below. Additionally, any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund.

Prospective investors in any of the Equity Funds, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds should be aware that distributions of net investment income or net long-term capital gains from these Funds will have the effect of reducing the net asset value of each class of each Funds' shares by the amount of the distribution. If the net asset value is reduced below a shareholder's cost, the distribution will nonetheless be taxable as described above, even if the distribution represents a return of invested capital. Investors should consider the tax implications of buying shares in these Funds just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.

Gains or losses on sales of securities by a Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year except in certain cases where, if applicable, a Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale price for the securities sold.

Under the Tax Code, gains or losses attributable to dispositions of foreign currency or to foreign currency contracts, or to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by a Fund, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Forward currency contracts, options and futures contracts entered into by a Fund may create "straddles" for federal income tax purposes and this may affect the character and timing of gains or losses realized by a Fund on forward currency contracts, options and futures contracts or on the underlying securities.

Certain options, futures and foreign currency contracts held by a Fund at the end of each fiscal year will be required to be "marked-to-market" for federal income tax purposes -- i.e., treated as having been sold at market value. For options and futures contracts, sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss, regardless of how long the Fund has held such options or futures. Any gain or loss recognized on foreign currency contracts will be treated as ordinary income, unless an election under Section 988 (a) (1) (B) of the Tax Code is made, in which case the rule for options and futures contracts will apply.

The International Equity Fund will, and the Equity Income Fund, the Large Cap Growth Fund, the Small Cap Growth Fund and the Large Cap Value Fund may, invest in equity securities of foreign issuers. If these Funds purchase shares in certain foreign investment companies, known as "passive foreign investment companies", they may be subject to federal income tax on a portion of an "excess distribution" from such passive foreign investment companies or gain from the disposition of such shares, even though such income may have to be distributed as a taxable dividend by a Fund to its respective shareholders. In addition, certain interest charges may be imposed on the Equity Funds or its respective shareholders in respect of unpaid taxes arising from such distributions or gains. Alternatively, the Equity Funds would be required each year to include in its income and distribute to shareholders a pro rata portion of the foreign investment company's income, whether or not distributed to the Fund. For each taxable year, the Equity Funds will be permitted to "mark-to-market" any marketable stock held by a Fund in a passive foreign investment company. If a Fund made such an election, each investor in the Fund would include in income in each year an amount equal to its share of the excess, if any, of the fair market value of the stock in such passive foreign investment company as of the close of the taxable year over the adjusted basis of such stock. The investor would be allowed a deduction for its share of the excess, if any, of the adjusted basis of the stock in such passive foreign investment company over the fair market value of such stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included by the investor for prior taxable years.

It is expected that the Money Fund, the Equity Income Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the International Equity Fund, the Intermediate Investment Grade Fund and the Large Cap Value Fund may be subject to foreign withholding taxes with respect to income received from sources within foreign countries. The International Equity Fund intends to elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund, with the result that each shareholder will (i) include in gross income, even though not actually received, the pro rata share of the Fund's foreign income taxes, and
(ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the pro rata share of the Fund's foreign income taxes. A foreign tax credit may not exceed the U.S. federal income tax otherwise payable with respect to the foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund which represents income derived from foreign sources; the gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is, with certain exceptions, applied separately to separate categories of income; dividends from the will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent from claiming as a credit the full amount of their pro rate share of the Fund's foreign income taxes. In addition, shareholders will not be eligible to claim a foreign tax credit with respect to foreign income taxes paid by the Fund unless certain holding period requirements are met.

Each Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states that have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

Foreign Shareholders. Dividends of net investment income and distributions of realized net short-term gains in excess of net long-term losses to a shareholder who, as to the United States, is a non-resident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to United States withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a United States trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to United States individuals or domestic corporations. Distributions of net long-term capital gains to foreign shareholders will not be subject to United States tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a foreign shareholder who is a non-resident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

In the case of a foreign shareholder who is a non-resident alien individual and who is not otherwise subject to withholding as described above, a Fund may be required to withhold United States federal income tax at the rate of 31% unless IRS Form W-8 is provided.

Transfers by gift of shares of a Fund by a foreign shareholder who is a non-resident alien individual will not be subject to United States federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for United States federal estate tax purposes.

Tax-Exempt Fixed Income Funds. Both of the Tax-Exempt Fixed Income Funds intend to qualify to pay exempt-interest dividends to its respective shareholders by having, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of tax-exempt securities. An exempt-interest dividend is that part of dividend distributions made by such Tax-Exempt Fixed Income Fund that consists of interest received by the Fund on tax-exempt securities. Shareholders will not incur any federal income tax on the amount of exempt-interest dividends received by them from such Tax-Exempt Fixed Income Fund. In view of each Tax-Exempt Fixed Income Fund's investment policies, it is expected that substantially all dividends will be exempt-interest dividends, although each Tax-Exempt Fixed Income Fund may from time to time realize and distribute net short-term capital gains or other minor amounts of taxable income.

Interest on indebtedness incurred or continued by a shareholder, whether a corporation or an individual, to purchase or carry shares of either Tax-Exempt Fixed Income Fund is not deductible to the extent it relates to exempt-interest dividends received by the shareholder. Any loss incurred on the sale or redemption of either Fund's shares held six months or less will be disallowed to the extent of exempt-interest dividends received with respect to such shares.

Interest on certain tax-exempt bonds that are private activity bonds within the meaning of the Tax Code is treated as a tax preference item for purposes of the alternative minimum tax, and any such interest received by a Tax-Exempt Fixed Income Fund and distributed to shareholders will be so treated for purposes of any alternative minimum tax liability of shareholders. The Tax-Exempt Fixed Income Funds are permitted to invest up to 20% of their respective assets in private activity bonds the interest from which is a preference item for purposes of alternative minimum tax.

Moreover, exempt-interest dividends paid to a corporate shareholder by a Tax-Exempt Fixed Income Fund (whether or not from interest on private activity bonds) will be taken into account (i) in determining the alternative minimum tax imposed on 75% of the excess of adjusted current earnings over alternative minimum taxable income, (ii) in calculating the environmental tax equal to .12% of a corporation's modified alternative taxable income in excess of $2 million, and (iii) in determining the foreign branch profits tax imposed on effectively connected earnings and profits (with adjustments) of United States branches of foreign corporations.

Holders of shares of either class of either Tax-Exempt Fixed Income Fund who are subject to New York State and New York City personal income taxes on dividends will not be subject to such tax on distributions from the respective Tax-Exempt Fixed Income Fund to the extent that the distributions qualify as exempt-interest dividends and represent income attributable to federally tax-exempt obligations of the State of New York and its subdivisions, agencies and instrumentalities (as well as certain other federally tax-exempt obligations the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of Puerto Rico). To the extent that distributions from either class of either Tax-Exempt Fixed Income Fund are derived from other income, including long- and short-term capital gains and income from securities lending, such distributions will not be exempt from New York State or New York City personal income taxes.

Distributions from either Tax-Exempt Fixed Income Fund are not excluded in determining New York State or City franchise taxes on corporations and financial institutions.

Annual statements as to the portion of distributions of both Tax-Exempt Fixed Income Funds that is attributable to interest that is exempt from federal income tax and, in the case of the Intermediate New York Tax-Exempt Fund, New York State and City personal income tax will be provided to shareholders shortly after the end of the taxable year.

--------------------------------------------------------------------------------
SPECIAL CONSIDERATIONS RELATING TO INVESTMENTS IN NEW YORK MUNICIPAL OBLIGATIONS

The following information is a summary of special factors affecting the Intermediate New York Tax-Exempt Fund. Such information is derived from public official documents relating to securities offerings of New York issuers which are generally available to investors. The Fund has no reason to believe that any of the statements in such public official documents are untrue but has not independently verified such statements. The following information constitutes only a brief summary of the information in such public official documents and does not purport to be a complete description of all considerations regarding investment in New York municipal securities.

Economic Outlook

New York (the State) is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location, air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

The forecast of the State's economy shows continued growth in 2000 and 2001 for employment, wages, and personal income, although growth in employment is expected to moderate from the 1999 pace. Personal income is estimated to have grown by 4.7 percent in 1999, fueled in part by a large increase in financial sector bonus payments at the year's end. Personal income is projected to grow
5.5 percent in 2000 and 4.8 percent in 2001. Total bonus payments are projected to increase by 11 percent in 2000 and 10.5 percent in 2001. Overall employment growth is expected to continue at a more modest pace than in 1999, reflecting the slowing growth of the national economy, continued spending restraint in government, and continued restructuring in the manufacturing, health care, social service, and banking sectors.

At the national level, economic growth during both 2000 and 2001 is expected to be slower than it was during 1999. Growth in domestic consumption, which has been a major driving force behind the nation's strong economic performance in recent years, is expected to slow in 2000 as consumer confidence retreats from historic highs and the stock market ceases to provide large amounts of extra discretionary income. The forecast projects real Gross Domestic Product (GDP) growth of 3.5 percent in 2000, slightly below the 1999 growth rate. In 2001 the rate of growth in real GDP growth is expected to fall further, to 2.9 percent. The growth of nominal GDP is projected to decline from 5.5 percent in 1999 to
5.1 percent in 2000 and fall to 4.5 percent in 2001 The inflation rate as measured by the Consumer Price Index is expected to remain relatively stable at
2.4 percent in 2000 and 2.5 percent in 2001. The annual rate of job growth is expected to decrease from 2.2 percent in 1999 to 1.7 percent in 2000 and 1.5 percent in 2001. Growth in personal income and wages is expected to slow somewhat in 2000 and again in 2001.

Many uncertainties exist in any forecast of the national and State economies, particularly in light of the recent volatility in the international economy and domestic financial markets. The timing an impact of changes in economic conditions are difficult to estimate with a high degree of accuracy. Unforeseeable events may occur. The actual rate of change in any, or all, of the concepts that are forecasted may differ substantially and adversely from the outlook described herein.

1999-2000 Fiscal Year (Executive Budget Forecast)

The State's current fiscal year began on April 1, 1999 and ends on March 31, 2000. On March 31, 1999, the State adopted the debt service portion of the State budget for the 1999-2000 fiscal year; four months later, on August 4, l999, it enacted the remainder of the budget. The Governor approved the budget as passed by the Legislature. Prior to passing the budget in its entirety for the current fiscal year, the State enacted appropriations that permitted the State to continue its operations.

Following enactment of the budget, the State prepared a Financial Plan for the 1999-2000 fiscal year (the 1999-2000 Financial Plan) that sets forth projected receipts and disbursements based on the actions taken by the Legislature. This section provides a summary of the Financial Plan which was released on August 20, 1999.

In 1999-2000, General Fund disbursements, including transfers to support capital projects, debt service and other funds, are estimated at $37.35 billion, an increase of $858 million or 2.4 percent over 1998-99. Projected spending under the 1999-2000 enacted budget is $215 million above the Governor's Executive Budget recommendations, including 30-day amendments. This change is the net result of spending actions that occurred during negotiations on the Budget. The increase in General Fund spending is comprised of $1.1 billion in legislative additions to the Executive Budget (primarily in education), offset by various actions, including reestimates of required spending based on year-to-date results and the identification of certain other resources that offset spending, such as $250 million from commencing the process of privatizing the Medical Malpractice Insurance Association (MMIA), $250 million from the retention of the Debt Reduction Reserve Fund within the General Fund and about $100 million in excess fund balances. The MMIA was established in 1983 to provide excess liability insurance to doctors and medical providers. Legislation enacted with the 1999-2000 budget initiates the process of MMIA privatization and transfers excess fund balances to the State.

The 1999-2000 enacted budget provides for $831 million in new funding for public schools, the largest year-to-year increase in State history. The budget also enacts several new tax cuts valued at $375 million when fully phased in by 2003-04. None of the $1.82 billion cash surplus from 1998-99 is assumed to support spending in 1999-2000, but instead is reserved to help offset the costs of previously enacted tax cuts that take effect after 1999-2000.

The 1999-2000 Financial Plan projects a closing balance of $2.87 billion in the General Fund. The balance is comprised of the $1.82 billion surplus from 1998-99 that has been set aside to finance already-enacted tax cuts, $473 million in the Tax Stabilization Reserve Fund (TSRF), $250 million in the Debt Reduction Reserve Fund (DRRF), $132 million in the Contingency Reserve Fund (CRF), and $200 million in the Community Projects Fund (CPF), which finances legislative initiatives. The State expects to close 1999-2000 with cash balances in these funds at their highest level ever.

Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The State Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. The Division of Budget believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth here and those projections may be changed materially and adversely from time to time.

The State Financial Plan is based upon forecasts of national and State economic activity developed through both internal analysis and review of national and State economic forecasts prepared by commercial forecasting services and other public and private forecasters. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, the condition of the financial sector, federal fiscal and monetary policies, the level of interest rates, and the condition of the world economy, which could have an adverse effect on the State. There can be no assurance that the State economy will not experience results in the current fiscal year that are worse than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

Four governmental fund types comprise the State Financial Plan: the General Fund, the Special Revenue Funds, the Capital Projects Funds, and the Debt Service Funds. The State's fund structure adheres to the accounting standards of the Governmental Accounting Standards Board. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

Projected General Fund Receipts

Total General Fund receipts in 1999-2000 and transfers from other funds are projected to reach $39.32 billion, an increase of $2.58 billion over the estimated 1998-99 level. The transfer of the $1.82 billion surplus recorded in 1998-99 to the 1999-2000 fiscal period has the effect of exaggerating the growth in State receipts from year to year be depressing reported 1998-99 figures and inflating 1999-2000 projections.

Net General Fund personal income tax collections for 1999-2000 are projected to reach $23 billion, an increase of $2.9 billion over 1998-99. This increase is due in part to refund reserve transactions which serve to increase reported 1999-2000 personal income tax receipts by $1.77 billion. While gross collections of the personal income tax are expected to grow 8.7 percent from 1998-99, the exceptional year-to-year change in the estimate of receipts from this source is still significantly attributable to the movement into the current fiscal year of the General Fund surplus available at the end of 1998-99 (through a tax refund reserve transaction). The approximately $1.7 billion impact on the year-over-year change that results from the movement of the surplus is only partially offset by the planned diversion of almost $700 million in additional receipts to the School Tax Relief (STAR) Fund in the current year. In its second year, STAR now provides statewide school property tax relief to all homeowners for their primary residence.

User tax and fees are projected at $7.35 billion in 1999-2000, an increase of $105 million from 1998-99. The sales tax component of this category accounts for virtually all of the 1999-2000 growth.

Business tax receipts are expected to total $4.60 billion in 1999-2000, $260 million below 1998-99 fiscal year results. The year-over-year decline in projected receipts is largely due to statutory changes.

Receipts from other taxes, which are comprised primarily of receipts from estate and gift taxes, real property gains tax and pari-mutuel taxes on wagering, are projected to total $1 billion, $1.14 billion below last year's amount. The primary factors accounting for most of the expected decline include: an adverse tax tribunal decision, pari-mutuel tax reductions and reductions in estate and gift taxes.

Miscellaneous receipts includes license revenues, income from fees and fines, abandoned property receipts, investment income, and a portion of the assessments levied on medical providers. Miscellaneous receipts are expected to total $1.36 billion in 1999-2000, a decline of $142 million from 1998-99. This reflects the loss of non-recurring receipts received in 1998-99 and the growing effects of the phase-out of the medical provider assessments scheduled to be eliminated in January 2000.

Transfers from other funds to the General Fund consist primarily of tax revenues in excess of debt service requirements. Transfers to the General Fund are expected to total $2.02 billion, or $99 million more than last year.

General Fund Disbursements

The 1999-2000 Financial Plan projects General Fund disbursements and transfers to capital, debt service and other funds of $37.36 billion, an increase of $868 million or 2.38 percent over 1998-99. Following the pattern of the last two fiscal years, education programs receive the largest share of new funding contained in the 1999-2000 Financial Plan. School aid is expected to grow by $831 million or 8.58 percent over 1998-99 levels (on a State fiscal year basis). Outside of education, the largest growth in spending is for State Operations ($207 million, including $100 million reserved for possible collective bargaining costs); Debt Service ($183 million), and mental hygiene programs, including funding for a cost of living increase for care providers ($114 million). These increases were offset, in part, by spending reductions or actions in health and social welfare ($280 million), and in general State charges ($222 million).

Grants to Local Governments is the largest category of General Fund disbursements and includes financial assistance to local governments and not-for-profit corporations, as well as entitlement benefits to individuals. Grants to Local Governments are projected at $25.68 billion in 1999-2000, an increase of $926 million over 1998-99.

General Fund spending for school aid is projected at $10.52 billion on a State fiscal year basis, an increase of $831 million from 1998-99. The Executive Budget provides additional funding for operating aid, building aid, and textbook and computer aids. It also funds the remainder of aid payable for the 1998-99 school year. For all other educational programs, disbursements are projected to grow by $78 million to $2.99 billion.

Medicaid costs are estimated at $5.53 billion in 1999-2000, essentially unchanged from 1998-99. Spending on welfare is projected at $2.70 billion, a decline of $252 million. Revenue sharing and other general purpose aid to local governments in projected at $825 million.

State Operations spending reflects the costs of operating State agencies. The State estimates that disbursements for State Operations in 1999-2000 will total $6.85 billion. Compared to 1998-99, spending for State Operations is projected to increase by $181 million. The year-to-year growth reflects $100 million reserved to fund new collective bargaining agreements, including the recent contract ratified by the United University Professionals. Costs for the State's Year 2000 compliance programs and growth in the Legislative and Judiciary budgets also contribute to the increase.

General State Charges spending in this category, which accounts primarily for fringe benefits for State employees and retirees, is projected to total $2.04 billion in 1999-2000. Disbursements for General State Charges are projected to decrease by $222 million from the prior year, with growth of $28 million in a variety of areas offset by the use of $250 million in proceeds from the privatization of the Medical Malpractice Insurance Association.

Short and long-term Debt Service is projected at $2.28 billion in 1999-2000, an increase of $185 million over 1998-99. The growth reflects debt service costs from bond sales in prior years and certain sales planned for 1999-2000.

Capital Projects and all other transfers spending is estimated at $553 million in 1999-2000, a decrease of $212 million from 1998-99. The decline primarily reflects the impact of certain non-recurring transfers.

General Fund Balance

The State is projected to close the 1999-2000 fiscal year with a General Fund balance of $2.87 billion. The balance is comprised of the $1.82 billion tax reduction reserve for future needs, $473 million in the Tax Stabilization Reserve Fund, $250 million in the Debt Reduction Reserve Fund, $132 million in the Contingency Reserve Fund and $200 million in the Community Projects Fund.

Special Revenue Funds

Special Revenue Funds are used to account for the proceeds of specific revenue sources such as federal grants that are legally restricted, either by the Legislature or outside parties, to expenditures for specified purposes. For 1999-2000 projected disbursements in this fund type total $30.94 billion, an increase of $1.29 billion (4.35 percent) over 1998-99 levels. Disbursements from federal funds, primarily the federal share of Medicaid and other social services programs, are projected to total $22.17 billion in the 1999-2000 fiscal year. Remaining growth in federal funds is primarily for the Child Health Plus program ($117 million), offset by decreased spending in certain social service programs. State special revenue spending is projected to be $8.77 billion, an increase of $550 million from last year.

Capital Project Funds

Capital Projects Funds spending in 1999-2000 is projected at $4.18 billion, an increase of $114 million or 2.80 percent from last year. Transportation, environmental, education and mental hygiene programs are the major sources of year-to-year spending growth in this category.

Debt Service Funds

Debt Service Funds spending are estimated at $3.64 billion in 1999-2000, up $370 million or 11.31 percent from 1998-99. Transportation purposes, including debt service on bonds issued for State and local highway and bridge programs financed through the New York State Thruway Authority and supported by the Dedicated Highway and Bridge Trust Fund, account for $124 million of the year-to-year growth. Debt service for educational purposes, including State and City University programs financed through the Dormitory Authority, will increase by $80 million. The remaining growth is for a variety of programs in mental health and corrections, and for general obligation financings.

Out-Year Projections of Receipts and Disbursements

State law requires the Governor to propose a balanced budget each year. Preliminary analysis by the Division of the Budget (DOB) indicates that the State will have a 2000-01 budget gap of approximately $1.9 billion, or about $300 million above the 1999-2000 Executive Budget estimate (after adjusting for the projected costs of collective bargaining). This estimate includes an assumption for the projected costs of new collective bargaining agreements, $500 million in assumed operating efficiencies, as well as the planned application of approximately $615 million of the $1.82 billion tax reduction reserve. In recent years, the State has closed projected budget gaps which DOB estimates at $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than
$1 billion (1998-99). DOB will formally update its projections of receipts and disbursements for future years as part of the Governor's 2000-01 Executive Budget submission. The revised expectations for these years will reflect the cumulative impact of tax reductions and spending commitments enacted over the last several years as well as new 2000-01 Executive Budget recommendations.

The State and the United University Professionals (UUP) union have reached a tentative agreement on a new four-year labor contract. The State is continuing negotiations with other unions representing State employees, the largest of which is the Civil Service Employees Association (CSEA). CSEA previously failed to ratify a tentative agreement on a new four-year contract earlier in 1999. The 1999-2000 Financial Plan has reserved $100 million for possible collective bargaining agreements, and reserves are contained in the preliminary outyear projection for 2000-01 to cover the recurring costs of any new agreements. To the extent these reserves are inadequate to finance such agreements, the costs of new labor contracts could increase the size of future budget gaps.

Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. The State assumes that the 2000-01 Financial Plan will achieve $500 million in savings from initiatives by State agencies to deliver services more efficiently, workforce management efforts, maximization of federal and non-General Fund spending offsets, and other actions necessary to help bring projected disbursements and receipts into balance. The projections do not assume any gap-closing benefit from the potential settlement of State claims against the tobacco industry.

Prior Fiscal Years

New York State's financial operations have improved during recent fiscal years. During its last seven fiscal years, the State has recorded balanced budgets on a cash basis, with positive year-end fund balances.

1998-99 Fiscal Year

The State ended its 1998-99 fiscal year on March 31, 1999 in balance on a cash basis, with a General Fund cash surplus as reported by the DOB of $1.82 billion. The cash surplus was derived primarily from higher-than-projected tax collections as a result of continued economic growth, particularly in the financial markets and the securities industries.

The State reported a General Fund closing cash balance of $892 million, an increase of $254 million from the prior fiscal year. The balance is held in three accounts within the General Fund: the Tax Stabilization Reserve Fund
(TSRF), the Contingency Reserve Fund (CRY) and the Community Projects Fund
(CPF). The TSRF closing balance was $473 million, following an additional deposit of $73 million in 1998-99. The CRF closing balance was $107 million, following a deposit of $39 million in 1998-99. The CPF, which finances legislative initiatives, closed the fiscal year with a balance of $312 million.

The closing fund balance excludes $2.31 billion that the State deposited into the tax refund reserve account at the close of 1998-99 to pay for tax refunds in 1999-2000 of which $521 million was made available as a result of the Local Government Assistance Corporation (LGAC) financing program and was required to be on deposit as of March 31, 1999. The tax refund reserve account transaction has the effect of decreasing reported personal income tax receipts in 1998-99, while increasing reported receipts in 1999-2000.

General Fund receipts and transfers from other funds (net of tax refund reserve-account activity for the 1998-99 fiscal year totaled $36.74 billion, an increase of 6.34 percent from 1997-98 levels. General Fund disbursements and transfers to other funds totaled $36.19 billion for the 1998-99 fiscal year, an increase of 6.23 percent from 1997-98 levels.

1997-98 Fiscal Year

The State ended its 1997-98 fiscal year in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $2.04 billion. The cash surplus was derived primarily from-higher-than-anticipated receipts and lower spending on welfare, Medicaid, and other entitlement programs.

The General Fund had a closing balance of $638 million, an increase of $205 million from the prior fiscal year. The TSRF closing balance was $400 million, following a required deposit of $15 million

(repaying a transfer made in 1991-92) and an additional deposit of $68 million made from the 1997-98 surplus. The CRF closing balance was $68 million, following a $27 million deposit from the surplus. The CPF closed the fiscal year with a balance of $170 million. The General Fund closing balance did not include $2.39 billion in the tax refund reserve account, of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit on March 31, 1998.

General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1997-98 fiscal year totaled $34.55 billion, an annual increase of 4.57 percent over 1996-97. General Fund disbursements and transfers to other funds were $34.35 billion, an annual increase of 4.41 percent.

1996-97 Fiscal Year

The State ended its 1996-97 fiscal year on March 31, 1997 in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $1.42 billion. The cash surplus was derived primarily from higher than expected receipts and lower-than-expected spending for social services programs.

The General Fund closing balance was $433 million, an increase of $146 million from the 1995-96 fiscal year. The balance included $317 million in the TSRF, after a required deposit of $15 million (repaying a transfer made in 1991-92) and an additional deposit of $65 million in 1996-97. In addition, $41 million remained on deposit in the CRF. The remaining $75 million reflected amounts then on deposit in the CPF. The General Fund closing balance did not include $1.86 billion in the tax refund reserve account, of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit as of March 31, 1997.

General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1996-97 fiscal year totaled $33.04 billion, an increase of 0.7 percent from the previous fiscal year. General Fund disbursements and transfers to other funds totaled $32.90 billion for the 1996-97 fiscal year, an increase of 0.7 percent from the 1995-96 fiscal year.

Debt and Other Financing Activities

1999-2000 Borrowing Plan

The State's 1999-2000 borrowing plan projects issuances of $390 million in general obligation bonds (including $140 million for purposes of redeeming outstanding Bond Anticipation Notes (BANs). The State issued $107 million in Certificates of Participation to finance equipment purchases (including costs of issuance, reserve funds, and other costs) during the 1999-2000 fiscal year.

Borrowings by public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State are projected to total approximately $2.61 billion, including costs of issuance, reserve funds, and other costs, net of anticipated refundings and other adjustments in 1999-2000. Included therein are borrowings by: (i) the Dormitory Authority of the State of New

York (DASNY) for the State University of New York (SUNY); the City University of New York (CUNY); other educational purposes; and mental health facilities; (ii) the Thruway Authority for the Dedicated Highway and Bridge Trust Fund and Consolidated Highway Improvement Program; (iii) the Urban Development Corporation (UDC) (doing business as the Empire State Development Corporation) for prisons, youth facilities and economic development purposes; (iv) the Environmental Facilities Corporation (EFC) for environmental projects; and (v) the Housing Finance Agency (HFA) for housing programs. These borrowings include an estimated $98 million to be issued for the Community Enhancement Facilities Assistance Program (CEFAP) for economic development purposes. In 1997-98, four public authorities (Thruway Authority, DASNY, UDC and HFA) were authorized to issue bonds to finance a total of $25 million of CEFAP projects under this program.

Outstanding Debt of the State and Certain Authorities

For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes State-supported debt, as well as certain types of contingent obligations, including moral obligation financings, certain contingent contractual-obligation financing arrangements, and State-guaranteed debt where debt service is expected to be paid from other sources and State appropriations in that they may be made and used only under certain circumstances.

State-Supported and State-Related Debt Outstanding

The first type of State-supported debt, general obligation debt, is currently authorized for three programmatic categories: transportation, environmental and housing. As of March 31, 1999, the total amount of outstanding general obligation debt was $4.8 billion, including $185 million in BANs.

The second type of State-supported debt, lease-purchase and contractual-obligation financing arrangements with public authorities and municipalities, has been used primarily by the State to finance the State's highway and bridge program, SUNY and CUNY buildings, health and mental hygiene facilities, prison construction and rehabilitation, and various other State capital projects.

The State has utilized and expects to continue to utilize lease-purchase and contractual-obligation financing arrangements to finance its capital programs, in addition to authorized general obligation bonds. Total outstanding State-supported debt as of March 31, 1999 was $35.8 million.

The category of State-related debt includes the State-supported debt described above, moral obligation and certain other financings and State-guaranteed debt. Total outstanding State-related debt as of March 31, 1999 was $37.7 million.

Year 2000 Compliance

As of February 2000, New York State has experienced no significant Year 2000 computer disruptions. Monitoring will continue over the first few months of 2000 to identify and correct any problems that may arise. However, there can be no assurance that outside parties who provide goods and services to the State will not experience computer problems related to Year 2000 programming in the future, or that such disruptions, if they occur, will not have an adverse impact on State operations or finances.

Certain Litigation

The legal proceedings noted below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims sought against the State are substantial, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 1999-2000 fiscal year or thereafter.

Among the more significant of these cases are those that involve: (i) the validity of agreements and treaties by which various Indian tribes transferred to New York title to certain land in New York; (ii) a challenge to the State's reimbursement rates for dental care provided under Medicaid; (iii) challenges to the constitutionality of certain sections of the Public Health Law, which impose a tax on the gross receipts hospitals and residential health care facilities receive from all patient care services; (iv) alleged responsibility of New York officials to assist in remedying racial segregation in the City of Yonkers; (v) a challenge to the funding for New York City public schools; (vi) a challenge to the Governor of New York regarding the application of his constitutional line item veto authority to certain portions of budget bills; and (vii) a case calling for the enforcement of sales and excise taxes imposed on motor fuel and tobacco products sold to non-Indian consumers on Indian reservations.

The City of New York

The fiscal health of the State may be affected by the fiscal health of New York City (the City), which continues to receive significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The State may also be affected by the ability of the City and certain entities issuing debt for the benefit of the City to market their securities successfully in the public credit markets.

The City has achieved balanced operating results for each of its fiscal years since 1981 as measured by the GAAP standards in force at that time. The City prepares a four-year financial plan (Financial Plan) annually and updates it periodically, and prepares a comprehensive annual financial report each October describing its most recent fiscal year.

In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York (NYC
MAC) to provide financing assistance to the City; the New York

State Financial Control Board (the Control Board) to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York (OSDC) to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986 during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the control period in 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence or "substantial likelihood and imminence" of the occurrence of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

Currently, the City and its Covered Organizations (i.e., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the Financial Plan. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in the Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

To successfully implement its Financial Plan, the city and certain entities issuing debt for the benefit of the City must market their securities successfully. The City issues securities to finance, refinance and rehabilitate infrastructure and other capital needs, as well as for seasonal financing needs. In 1997, the State created the New York City Transitional Finance Authority
(TFA) to finance a portion of the City's capital program. Despite this additional financing mechanism, the City currently projects that, if no further action is taken, it will reach its debt limit in City fiscal year 1999-2000. To continue its capital plan without interruption, the City is proposing an amendment to the State Constitution to change the methodology used to calculate the debt limit. Since an amendment to the Constitution to raise the debt limit could not take effect until City fiscal year 2001-02 at the earliest, the City has decided to securitize a portion of its share of the proceeds from the settlement with the nation's tobacco companies. However, a number of potential developments may affect both the availability and level of funding that the City will receive from the tobacco settlement. City officials have indicated that, should their efforts to securitize a portion of City tobacco settlement proceeds fail or not be accomplished in a timely manner, the City will request that the State increase the borrowing authority of the TFA.

Other Localities

Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 1999-2000 fiscal year.

The State has provided extraordinary financial assistance to select municipalities, primarily cities, since the 1996-97 fiscal year. Funding has essentially been continued or increased in each subsequent fiscal year. Such funding in 1999-2000 totals $113.9 million. In 1997-98, the State increased General Purpose State Aid for local governments by $27 million to $550 million, and has continued funding at this new level since that date.

The 1998-99 budget included an additional $29.4 million in unrestricted aid targeted to 57 municipalities across the State. Other assistance for municipalities with special needs totals more than $25.6 million. Twelve upstate cities will receive $24.2 million in one-time assistance from a cash flow acceleration of State aid.

While the distribution of General Purpose State Aid for local governments was originally based on a statutory formula, in recent years both the total amount appropriated and the shares appropriated to specific localities have been determined by the Legislature. A State commission established to study the distribution and amounts of general purpose local government aid failed to agree on any recommendations for a new formula.

Counties, cities, towns, villages and school districts have engaged in substantial short-term and long-term borrowings. In 1997, the total indebtedness of all localities in the State other than New York City was approximately $21.0 billion. A small portion (approximately $80.2 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to State enabling legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units (other than New York City) authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Twenty-one localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1997.

Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the federal government may reduce (or in some cases eliminate) federal funding of some local programs which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that the State, New York City, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

Authorities

The fiscal stability of the State is related in part to the fiscal stability of its public authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its public authorities default on their respective obligations, particularly those using the financing techniques referred to as State-supported or State-related debt. As of December 31, 1998, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of all State Public Authorities was $94 billion, only a portion of which constitutes State-supported or State-related debt.

Beginning in 1998, the Long Island Power Authority (the LIPA) assumed responsibility for the provision of electric utility services previously provided by Long Island Lighting Company for Nassau, Suffolk and a portion of Queen Counties, as part of an estimated $7 billion financing plan. As of the date of August 1998, LIPA has issued over $5 billion in bonds secured solely by ratepayer charges. LIPA's debt is not considered either State-supported or State-related debt.

The Metropolitan Transit Authority (the MTA) oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and Manhattan and Bronx Surface Transit Operating Authority (collectively, the TA). The MTA operates certain commuter rail and bus services in the New York Metropolitan area through MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the TBTA), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended on, and will continue to depend on, operating support from the State, local governments and TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

Since 1980, the State has enacted several taxes, including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1 percent regional sales and use tax, that provide revenue for mass transit purposes, including assistance to the MTA. Since 1987, State law has required that the proceeds of a one-quarter of 1 percent mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. In 1993, the State dedicated a portion of certain additional State petroleum business tax receipts to fund operating or capital assistance to the MTA. For the 1999-2000 State fiscal year, total State assistance to the MTA is projected to total approximately $1.4 billion, an increase of $55 million over the 1998-99 fiscal year.

State legislation accompanying the 1996-97 State budget authorized the MTA, TBTA and TA to issue an aggregate of $6.5 billion in bonds to finance a portion of a new $12.17 billion MTA capital plan for the 1995 through 1999 calendar years (the 1995-99 Capital Program). In July 1997, the Capital Program Review Board (the CPRB) approved the 1995-99 Capital Program and subsequently amended it in August 1997 and March 1999. The MTA plan now totals $12.55 billion. This is the fourth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs, and is designed to upgrade the performance of the MTA's transportation systems by investing in new rolling stock, maintaining replacement schedules for existing assets and bringing the MTA system into a state of good repair. The 1995-99 Capital

Program assumes the issuance of an estimated $5.2 billion in bonds under this $6.5 billion aggregate bonding authority. The remainder of the plan is projected to be financed through assistance from the State, the federal government and the City of New York, and from various other revenues generated from actions taken by the MTA.

The MTA has proposed a $17.5 billion Capital Program for 2000 through 2004. There can be no assurance that the proposed capital plan will be approved by the CPRB without significant modifications, that the plan as adopted will be adequate to finance the MTA's capital needs over the plan period, or that funding sources identified in the approved plan will not be reduced or eliminated.

There can be no assurance that all the necessary governmental actions for future capital programs will be taken, that funding sources currently identified will not be decreased or eliminated, or that the 1995-99 and 2000-04 Capital Programs, or parts thereof, will not be delayed or reduced. Should funding levels fall below current projections, the MTA would have to revise its 1995-99 and 2000-04 Capital Programs accordingly. If the 1995-99 and 2000-04 Capital Programs are delayed or reduced ridership causes fare revenues to decline, the MTA's ability to meet its operating expenses without additional assistance could be impaired.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

As used in this Statement of Additional Information and the Prospectuses, the term "majority of a Fund's outstanding shares" (of a series, if applicable) means the vote of (i) 67% or more of the Fund's shares (of the series, if applicable) present at a meeting, if the holders of more than 50% of the Fund's outstanding shares (of the series, if applicable) are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares (of the series, if applicable), whichever is less.

Telephone calls to the Funds and The Bank of New York as shareholder servicing agent may be tape recorded.

With respect to the securities offered hereby, this Statement of Additional Information and the Prospectuses do not contain all the information included in the Funds' Registration Statement filed with the Securities and Exchange Commission under the Securities Act. Pursuant to the rules and regulations of the Securities and Exchange Commission, certain portions have been omitted. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

Statements contained in this Statement of Additional Information and the Prospectuses concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statements. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectuses and this Statement of Additional Information, in connection with the offer contained in the Prospectuses and this Statement of

Additional Information and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Funds or the Distributor. The Prospectuses and this Statement of Additional Information do not constitute an offer by any Fund or by the Distributor to sell or solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds or the Distributor to make such offer in such jurisdictions.


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FINANCIAL STATEMENTS

The following financial information is hereby incorporated by reference to the indicated pages of the Funds' Annual Report to shareholders dated December 31, 1999.

                                                          Page                                                   Page
QUESTIONS & ANSWERS                                          1     BNY HAMILTON INTERMEDIATE
                                                                   INVESTMENT GRADE FUND
BNY HAMILTON EQUITY INCOME FUND                                    Schedule of Investments                         61
Schedule of Investments                                     21     Statement of Assets and Liabilities             66
Statement of Assets and Liabilities                         25     Statement of Operations                         66
Statement of Operations                                     25     Statement of Changes in Net Assets              67
Statements of Changes in Net Assets                         26     Financial Highlights                            68
Financial Highlights                                        27

                                                                   BNY HAMILTON INTERMEDIATE NEW
BNY HAMILTON LARGE CAP GROWTH FUND                                 YORK TAX-EXEMPT FUND
Schedule of Investments                                     29     Schedule of Investments                         69
Statement of Assets and Liabilities                         33     Statement of Assets and Liabilities             74
Statement of Operations                                     33     Statement of Operations                         74
Statement of Changes in Net Assets                          34     Statements of Changes in Net Assets             75
Financial Highlights                                        35     Financial Highlights                            76

                                                                   BNY HAMILTON INTERMEDIATE TAX-
BNY HAMILTON SMALL CAP GROWTH FUND                                 EXEMPT FUND
Schedule of Investments                                     36     Schedule of Investments                         78
Statement of Assets and Liabilities                         40     Diversification by State                        88
Statement of Operations                                     40     Statement of Assets and Liabilities             89
Statement of Changes in Net Assets                          41     Statement of Operations                         89
Financial Highlights                                        42     Statement of Changes in Net Assets              90
                                                                   Financial Highlights                            91

BNY HAMILTON INTERNATIONAL EQUITY FUND                             BNY HAMILTON MONEY FUND
Schedule of Investments                                     43     Schedule of Investments                         92
Industry Diversification                                    48     Statement of Assets and Liabilities            101
Statement of Assets and Liabilities                         50     Statement of Operations                        101
Statement of Operations                                     50     Statements of Changes in Net Assets            102
Statement of Changes in Net Assets                          51     Financial Highlights                           103

Financial Highlights                                        52
                                                                   BNY HAMILTON TREASURY MONEY FUND
                                                                   Schedule of Investments                        106
BNY HAMILTON INTERMEDIATE GOVERNMENT FUND                          Statement of Assets and Liabilities            108
Schedule of Investments                                     53     Statement of Operations                        108
Statement of Assets and Liabilities                         57     Statement of Changes in Net Assets             109
Statement of Operations                                     57     Financial Highlights                           110
Statements of Changes in Net Assets                         58
Financial Highlights                                        59     NOTES TO FINANCIAL STATEMENTS                  111

                                                                   REPORT OF INDEPENDENT AUDITORS                 119

                                                                   DIRECTORS AND OFFICERS                         120

                                   APPENDIX A

                         Description of Security Ratings

S&P

Corporate and Municipal Bonds

AAA Debt obligations rated AAA have the highest ratings assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA Debt obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A Debt obligations rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rated categories.
BBB Debt obligations rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than for debts in higher rated categories.
BB Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
B Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.
CCC Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating.
NR No public rating has been requested, there may be insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Commercial Paper, Including Tax-Exempt Commercial Paper

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 This designation indicates that the degree of safety regarding timely payment is very strong.


MOODY'S

Corporate and Municipal Bonds

Aaa             Bonds that are rated Aaa are judged to be of the best quality.
                They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class.
B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be presented elements of danger with respect to principal or interest.
Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR No public rating has been requested, there may be insufficient information on which to base a rating, or that Moody's does not rate a particular type of obligation as a matter of policy.

Commercial Paper, Including Tax-Exempt Commercial Paper

Prime-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

                       - Leading market positions in well established industries.
                       -   High rates of return on funds employed.
                       - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
                       - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                       - Well established access to a range of financial markets and assured sources of alternate liquidity.

Short-Term Tax-Exempt Notes

MIG-1 The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits.

     Exhibit Number               Description
     --------------               -----------

         (1)      (a)      Articles of Incorporation of Registrant.*
                  (b)      Articles of Amendment, dated June 29, 1992.*
                  (c)      Articles of Supplementary, dated June 29, 1994.*
                  (d)      Articles of Supplementary, dated August 15, 1995.*
                  (e)      Articles of Amendment, dated January 22, 1997*
                  (f)      Articles Supplementary, dated January 22, 1997.*
                  (g)      Articles Supplementary, dated April 28, 1999.*
                  (h)      Form of Articles Supplementary, dated September 17,
                           1999*

         (2)               Bylaws of Registrant.*

         (3)               Not Applicable.

         (4)      (a)      Form of Specimen stock certificate of common stock of
                           BNY Hamilton Money Fund.*
                  (b)      Form of Specimen stock certificate of common stock of
                           BNY Hamilton Intermediate Government Fund.*
                  (c)      Form of specimen stock certificate of common stock of
                           BNY Hamilton Intermediate New York Tax-Exempt Fund.*
                  (d)      Form of specimen stock certificate of common stock of
                           BNY Hamilton Equity Income Fund.*

         (5)      (a)      Investment Advisory Agreement between BNY Hamilton
                           Money Fund and The Bank of New York.*
                  (b)      Investment Advisory Agreement between BNY Hamilton
                           Intermediate Government Fund and The Bank of New
                           York.*
                  (c)      Investment Advisory Agreement between BNY Hamilton
                           Intermediate New York Tax-Exempt Fund and The Bank of
                           New York.*
                  (d)      Investment Advisory Agreement between BNY Hamilton
                           Equity Income Fund and The Bank of New York.*
                  (e)      Investment Advisory Agreement between BNY Hamilton
                           Treasury Money Fund and The Bank of New York.*
                  (f)      Investment Advisory Agreement between BNY Hamilton
                           Large Cap Growth Fund and The Bank of New York.*

                  (g) Investment Advisory Agreement between BNY Hamilton Small Cap Growth Fund and The Bank of New York.*
                  (h) Investment Advisory Agreement between BNY Hamilton International Equity Fund and The Bank of New York.*
                  (i) Investment Advisory Agreement between BNY Hamilton Intermediate Investment Grade Fund and The Bank of New York.*
                  (j) Investment Advisory Agreement between BNY Hamilton Intermediate Tax-Exempt Fund and The Bank of New York.*
                  (k) Sub-advisory agreement between BNY Hamilton International Equity Fund and Indosuez Asset Management.*

                  (l) Investment Advisory Agreement between BNY Hamilton Large Cap Growth CRT Fund and The Bank of New York.*


                  (m) Investment Advisory Agreement between BNY Hamilton Small Cap Growth CRT Fund and The Bank of New York.*


                  (n) Investment Advisory Agreement between BNY Hamilton International Equity CRT Fund and The Bank of New York.*


                  (o) Sub-advisory agreement between BNY Hamilton International Equity Fund and Indocam, a subsidiary of Credit Agricole.*


                  (p) Investment Advisory Agreement between BNY Hamilton U.S. Bond Market Index Fund and The Bank of New York.


                  (q) Investment Advisory Agreement between BNY Hamilton S&P 500 Index Fund and The Bank of New York.


                  (r) Investment Advisory Agreement between BNY Hamilton Large Cap Value Fund and The Bank of New York.


                  (s) Sub-advisory Agreement between BNY Hamilton Large Cap Value Fund and Estabrook Capital Management, Inc.

         (6)      (a)      Distribution Agreements between Registrant and BNY
                           Hamilton Distributors, Inc.*
                  (b)      Supplement to Distribution Agreements between
                           Registrant and BNY Hamilton Distributors, Inc.*

         (7)               Not Applicable.

         (8)      (a)      Custody Agreement between Registrant and The Bank of
                           New York.*
                  (b)      Cash Management and Related Services Agreement
                           between each series of Registrant and The Bank of New
                           York.*
                  (c)      Supplement to Custody Agreement between Registrant
                           and The Bank of New York.*
                  (d)      Supplement to Cash Management and Related Services
                           Agreement between Registrant and The Bank of New
                           York.*

                  (e) Additional Supplement to Custody Agreement between Registrant and The Bank of New York.*


                  (f) Additional Supplement to Cash Management and Related Services Agreement between Registrant and The Bank of New York.*


                  (g) Additional Supplement to Custody Agreement between Registrant and The Bank of New York.


                  (h) Additional Supplement to Cash Management and Related Services Agreement between Registrant and The Bank of New York.

         (9)      (a)      Administration Agreement between Registrant and BNY
                           Hamilton Distributors, Inc.*
                  (b)      Fund Accounting Services Agreement between Registrant
                           and The Bank of New York.*

                  (c) Form of Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc.*
                  (d)      Form of Shareholder Servicing Agreement.*
                  (e) Form of Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York.*
                  (f) Shareholder Servicing Plan of BNY Hamilton Money Fund (Hamilton Premier Shares).*
                  (g)      No longer applicable.
                  (h) Shareholder Servicing Plan of BNY Hamilton Money Fund (Hamilton Classic Shares).*
                  (i)      Rule 18f-3 Plan of BNY Hamilton Money Fund.*
                  (j) Supplement to Administration Agreement between Registrant and BNY Hamilton Distributors, Inc.*
                  (k) Supplement to Fund Accounting Services Agreement between Registrant and The Bank of New York.*
                  (l) Updated Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc.*
                  (m) Shareholder Servicing Plan of BNY Hamilton Treasury Money Fund (Hamilton Premier Shares).*
                  (n)      Revised Rule 18f-3 Plan of BNY Hamilton Funds, Inc.*
                  (o) Supplement to Form of Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York.*
                  (p) Revised Fund Accounting Services Agreement between BNY Hamilton International Equity Fund and The Bank of New York.*
                  (q) Form of Shareholder Servicing Plan of BNY Hamilton Treasury Money Fund - Hamilton Classic Shares.*
                  (r) Form of Revised Rule 18f-3 Plan of BNY Hamilton Treasury Money Fund - Hamilton Classic Shares.*

                  (s) Supplement to Administration Agreement between Registrant and BNY Hamilton Distributors, Inc.


                  (t) Supplement to Fund Accounting Services Agreement between Registrant and The Bank of New York.


                  (u) Supplement to Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc.


                  (v) Supplement to Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York.


         (10)              Not Applicable.


         (11)              Consent of Ernst & Young LLP.

         (12)              Not Applicable.

         (13) Form of Seed Capital Agreement between Registrant and BNY Hamilton Distributors, Inc.*

         (14)              Not Applicable.

         (15)     (a)      Rule 12b-1 Plan of BNY Hamilton Intermediate
                           Government Fund.*
                  (b)      Rule 12b-1 Plan of BNY Hamilton Intermediate New York

                           Tax-Exempt Fund.*
                  (c)      Rule 12b-1 Plan of BNY Hamilton Equity Income Fund.*
                  (d) Rule 12b-1 Plan of BNY Hamilton Money Fund - Hamilton Classic Shares.*
                  (e)      Rule 12b-1 Plan of BNY Hamilton Large Cap Growth Fund
                           - Investor Shares.*
                  (f)      Rule 12b-1 Plan of BNY Hamilton Small Cap Growth Fund
                           - Investor Shares.*
                  (g) Rule 12b-1 Plan of BNY Hamilton International Equity Fund - Investor Shares.*
                  (h) Rule 12b-1 Plan of BNY Hamilton Intermediate Investment Grade Fund - Investor Shares.*
                  (i) Rule 12b-1 Plan of BNY Hamilton Intermediate Tax-Exempt Fund - Investor Shares.*
                  (j) Rule 12b-1 Plan of BNY Hamilton Intermediate Treasury Money Fund - Hamilton Classic Shares.*

                  (k) Rule 12b-1 Plan of BNY Hamilton U.S. Bond Market Index Fund - Investor Shares.


                  (l) Rule 12b-1 Plan of BNY Hamilton S&P 500 Index Fund - Investor Shares.


                  (m) Rule 12b-1 Plan of BNY Hamilton Large Cap Value Fund - Investor Shares.


         (16)     (a)      Financial Data Schedules - BNY Hamilton Money
                           Fund - Hamilton Shares
                  (b)      Financial Data Schedules - BNY Hamilton Money
                           Fund - Hamilton Premier Shares
                  (c)      Financial Data Schedules - BNY Hamilton Money
                           Fund - Hamilton Classic Shares
                  (d)      Financial Data Schedules - BNY Hamilton Intermediate
                           Government Fund - Investor Shares
                  (e)      Financial Data Schedules - BNY Hamilton Intermediate
                           Government Fund - Institutional Shares
                  (f)      Financial Data Schedules - BNY Hamilton Intermediate
                           New York Tax-Exempt Fund - Investor Shares
                  (g)      Financial Data Schedules - BNY Hamilton Intermediate
                           New York Tax-Exempt Fund - Institutional Shares
                  (h)      Financial Data Schedules - BNY Hamilton Equity Income
                           Fund - Investor Shares
                  (i)      Financial Data Schedules - BNY Hamilton Equity Income
                           Fund - Institutional Shares
                  (j)      Financial Data Schedules - BNY Hamilton Intermediate
                           Investment Grade Fund - Investor Shares
                  (k)      Financial Data Schedules - BNY Hamilton Intermediate
                           Investment Grade Fund - Institutional Shares
                  (l)      Financial Data Schedules - BNY Hamilton Intermediate
                           Tax-Exempt Fund - Investor Shares
                  (m)      Financial Data Schedules - BNY Hamilton Intermediate
                           Tax-Exempt Fund - Institutional Shares
                  (n)      Financial Data Schedules - BNY Hamilton International
                           Equity Fund - Investor Shares
                  (o)      Financial Data Schedules - BNY Hamilton International
                           Equity Fund - Institutional Shares
                  (p)      Financial Data Schedules - BNY Hamilton Large Cap
                           Growth Fund - Investor Shares
                  (q)      Financial Data Schedules - BNY Hamilton Large Cap
                           Growth Fund - Institutional Shares
                  (r)      Financial Data Schedules - BNY Hamilton Small Cap
                           Growth Fund - Investor Shares
                  (s)      Financial Data Schedules - BNY Hamilton Small Cap
                           Growth Fund - Institutional Shares
                  (t)      Financial Data Schedules - BNY Hamilton Treasury
                           Money Fund - Hamilton Shares
                  (u)      Financial Data Schedules - BNY Hamilton Treasury
                           Money Fund - Hamilton Premier Shares
                  (v)      Financial Data Schedules - BNY Hamilton Treasury
                           Money Fund - Hamilton Classic Shares

         (17)              Not Applicable.

------------------------------------------
* Previously filed.

Item 24. Persons Controlled by or under Common Control with Registrant.

         No person is controlled by or under common control with the Registrant.

Item 25. Indemnification.

         Reference is made to Article VI of Registrant's Bylaws and the Distribution Agreement each filed as exhibits hereto.

         Registrant, its Directors and officers, the other investment companies administered by the Administrator, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Director, officers or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

         The Registrant's investment adviser, The Bank of New York, is a New York trust company. The Bank of New York conducts a general banking and trust business. The Bank of New York is not affiliated with BNY Hamilton Distributors, Inc.

         To the knowledge of the Registrant, none of the directors or officers of The Bank of New York, except those set forth below, is engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of each director of The Bank of New York who is engaged in another business, profession, vocation or employment of a substantial nature:


         Name                                                   Title/Company
         ----                                                   -------------
         Richard Barth.....................................     Retired; Formerly Chairman and Chief Executive
                                                                Officer of Ciba-Geigy Corporation (diversified
                                                                chemical products)

         Frank J. Biondi, Jr...............................     Chairman, Biondi, Reiss Capital Mangement LLC

         William R. Chaney.................................     Chairman of Tiffany & Co., (international
                                                                designers, manufacturers and distributors of
                                                                jewelry and fine goods)

         Richard J. Kogan..................................     Chairman and Chief Executive Officer of
                                                                Schering-Plough Corporation (manufacturer
                                                                of pharmaceutical and consumer products)

         William C. Richardson.............................     President and Chief Executive Officer of
                                                                W.K. Kellog Foundation (a private foundation)

         Brian L. Roberts..................................     President of Comcast Corp. (broad-band cable
                                                                networks)



         John A. Luke, Jr..................................     Chairman, President and Chief Executive Officer of
                                                                Westvaco Corporation (manufacturer of paper,
                                                                packaging, and specialty chemicals)

         John C. Malone....................................     Chairman of Liberty Media Group (producer and distributor
                                                                of entertainment, sports, informational programming and
                                                                retailing services)

         Donald L. Miller..................................     Chief Executive  Officer and Publisher of Our World
                                                                News, LLC (media)

         Catherine A. Rein.................................     Senior Executive Vice President of Metropolitan Property
                                                                and Casualty Insurance Company (insurance and financial
                                                                services)



Item 27. Principal Underwriters.

         (a) BNY Hamilton Distributors, Inc., which is located at 125 West 55th Street, New York, New York 10019, will act as exclusive distributor for the Registrant. The distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.

         (b) The information required by this Item 29 with respect to each director, officer or partner of the Distributor is incorporated by reference to Schedule A of Form BD filed by the Distributor pursuant to the Securities Exchange Act of 1934.

         (c)      Not Applicable.

Item 28. Location of Accounts and Records.

         All accounts, books and other documents required to be maintained by
         Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Item 29. Management Services.

         Not Applicable.

Item 30. Undertakings.

         The Registrant undertakes that, if requested to do so by 10% of its outstanding shares, the Registrant will promptly call a meeting of shareholders for the purpose of voting on the removal of a director or directors and Registrant will assist with shareholder communications as required by Section 16(c) of the Investment Company Act of 1940.

         The Registrant hereby also undertakes that so long as the information required by Item 5 of Form N-1A is contained in the latest annual report to shareholders and not in the prospectuses of each Fund (other than BNY Hamilton Money Fund and BNY Hamilton Treasury Money Fund), the Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(B) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, and the State of New York on the 30th day of December, 1999.

                                                        BNY HAMILTON FUNDS, INC.


                                                        By /s/ William J. Tomko
                                                          ----------------------
                                                              William J. Tomko
                                                                 President



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 4th day of April, 2000.



Name                                                          Title
----                                                          -----
        /s/ Edward L. Gardner                        Director and Chairman of the Board of Directors
----------------------------------------------
         (Edward L. Gardner)


        /s/ Stephen Stamas                           Director
----------------------------------------------
         (Stephen Stamas)


        /s/ James E. Quinn                           Director
----------------------------------------------
         (James E. Quinn)


        /s/ Karen Osar                               Director
----------------------------------------------
         (Karen Osar)


        /s/ Kim Kelly                                Director
----------------------------------------------
         (Kim Kelly)


        /s/ J. David Huber                           Chief Executive Officer
----------------------------------------------
         (J. David Huber)


                                  EXHIBIT INDEX

Exhibit Number                        Description                                       Page
--------------                        -----------                                       ----
         (1)      (a)      Articles of Incorporation of Registrant.*
                  (b)      Articles of Amendment, dated June 29, 1992.*
                  (c)      Articles of Supplementary, dated June 29, 1994.*
                  (d)      Articles of Supplementary, dated August 15, 1995.*
                  (e)      Articles of Amendment, dated January 22, 1997*
                  (f)      Articles Supplementary, dated January 22, 1997.*
                  (g)      Articles Supplementary, dated April 28, 1999.*
                  (h)      Form of Articles Supplementary, dated September 17,
                           1999.*

          (2)              Bylaws of Registrant.*

          (3)              Not Applicable.

          (4)     (a)      Form of Specimen stock certificate of common stock of
                           BNY Hamilton Money Fund.*
                  (b)      Form of Specimen stock certificate of common stock of
                           BNY Hamilton Intermediate Government Fund.*
                  (c)      Form of specimen stock certificate of common stock of
                           BNY Hamilton Intermediate New York Tax-Exempt Fund.*
                  (d)      Form of specimen stock certificate of common stock of
                           BNY Hamilton Equity Income Fund.*

          (5)     (a)      Investment Advisory Agreement between BNY Hamilton
                           Money Fund and The Bank of New York.*
                  (b)      Investment Advisory Agreement between BNY Hamilton
                           Intermediate Government Fund and The Bank of New
                           York.*
                  (c)      Investment Advisory Agreement between BNY Hamilton
                           Intermediate New York Tax-Exempt Fund and The Bank of
                           New York.*
                  (d)      Investment Advisory Agreement between BNY Hamilton
                           Equity Income Fund and The Bank of New York.*
                  (e)      Investment Advisory Agreement between BNY Hamilton
                           Treasury Money Fund and The Bank of New York.*
                  (f)      Investment Advisory Agreement between BNY Hamilton
                           Large Cap Growth Fund and The Bank of New York.*
                  (g)      Investment Advisory Agreement between BNY Hamilton
                           Small Cap Growth Fund and The Bank of New York.*
                  (h)      Investment Advisory Agreement between BNY Hamilton
                           International Equity Fund and The Bank of New York.*

                  (i)      Investment Advisory Agreement between BNY Hamilton
                           Intermediate Investment Grade Fund and The Bank of
                           New York.*
                  (j)      Investment Advisory Agreement between BNY Hamilton
                           Intermediate Tax-Exempt Fund and The Bank of New
                           York.*
                  (k)      Sub-advisory agreement between BNY Hamilton
                           International Equity Fund and Indosuez Asset
                           Management.*

                  (l)      Investment Advisory Agreement between BNY Hamilton
                           Large Cap Growth CRT Fund and The Bank of New York.*


                  (m)      Investment Advisory Agreement between BNY Hamilton
                           Small Cap Growth CRT Fund and The Bank of New York.*


                  (n)      Investment Advisory Agreement between BNY Hamilton
                           International Equity CRT Fund and The Bank of New
                           York.*


                  (o)      Sub-advisory agreement between BNY Hamilton
                           International Equity Fund and Indocam, a subsidiary of Credit Agricole.*


                  (p)      Investment Advisory Agreement between BNY Hamilton
                           U.S. Bond Market Index Fund and The Bank of New York.


                  (q)      Investment Advisory Agreement between BNY Hamilton
                           S&P 500 Index Fund and The Bank of New York.


                  (r)      Investment Advisory Agreement between BNY Hamilton
                           Large Cap Value Fund and The Bank of New York.


                  (s)      Sub-advisory Agreement between BNY Hamilton Large Cap
                           Value Fund and Estabrook Capital Management, Inc.

         (6)      (a)      Distribution Agreements between Registrant and BNY
                           Hamilton Distributors, Inc.*
                  (b)      Supplement to Distribution Agreements between
                           Registrant and BNY Hamilton Distributors, Inc.*

          (7)              Not Applicable.

          (8)     (a)      Custody Agreement between Registrant and The Bank of
                           New York.*
                  (b)      Cash Management and Related Services Agreement
                           between each series of Registrant and The Bank of New
                           York.*
                  (c)      Supplement to Custody Agreement between Registrant
                           and The Bank of New York.*
                  (d)      Supplement to Cash Management and Related Services
                           Agreement between Registrant and The Bank of New
                           York.*

                  (e)      Additional Supplement to Custody Agreement between
                           Registrant and The Bank of New York.*


                  (f)      Additional Supplement to Cash Management and
                           Related Services Agreement between Registrant and
                           The Bank of New York.*


                  (g)      Additional Supplement to Custody Agreement between
                           Registrant and The Bank of New York.


                  (h)      Additional Supplement to Cash Management and
                           Related Services Agreement between Registrant and
                           The Bank of New York.

          (9)     (a)      Administration Agreement between Registrant and BNY
                           Hamilton Distributors, Inc.*
                  (b)      Fund Accounting Services Agreement between Registrant
                           and The Bank of New York.*
                  (c)      Form of Transfer Agency Agreement between Registrant
                           and BISYS Fund Services, Inc.*
                  (d)      Form of Shareholder Servicing Agreement.*
                  (e)      Form of Sub-Administration Agreement between BNY
                           Hamilton Distributors, Inc. and The Bank of New
                           York.*
                  (f)      Shareholder Servicing Plan of BNY Hamilton Money Fund

                           (Hamilton Premier Shares).*
                  (g)      No longer applicable.
                  (h)      Shareholder Servicing Plan of BNY Hamilton Money Fund
                           (Hamilton Classic Shares).*
                  (i)      Rule 18f-3 Plan of BNY Hamilton Money Fund.*
                  (j)      Supplement to Administration Agreement between
                           Registrant and BNY Hamilton Distributors, Inc.*
                  (k) Supplement to Fund Accounting Services Agreement between Registrant and The Bank of New York.*
                  (l) Updated Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc.*
                  (m)      Shareholder Servicing Plan of BNY Hamilton Treasury
                           Money Fund (Hamilton Premier Shares).*
                  (n)      Revised Rule 18f-3 Plan of BNY Hamilton Funds, Inc.*
                  (o) Supplement to Form of Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York.*
                  (p)      Revised Fund Accounting Services Agreement between
                           BNY Hamilton International Equity Fund and The Bank of New York.*
                  (q)      Form of Shareholder Servicing Plan of BNY Hamilton
                           Treasury Money Fund - Hamilton Classic Shares.*
                  (r)      Form of Revised Rule 18f-3 Plan of BNY Hamilton
                           Treasury Money Fund - Hamilton Classic Shares.*

                  (s)      Supplement to Administration Agreement between
                           Registrant and BNY Hamilton Distributors, Inc.


                  (t) Supplement to Fund Accounting Services Agreement between Registrant and The Bank of New York.


                  (u)      Supplement to Transfer Agency Agreement between
                           Registrant and BISYS Fund Services, Inc.


                  (v)      Supplement to Sub-Administration Agreement between
                           BNY Hamilton Distributors, Inc. and The Bank of New
                           York.


         (10)              Not Applicable.


         (11)              Consent of Ernst & Young LLP.

         (12)              Not Applicable.

         (13)              Form of Seed Capital Agreement between Registrant and
                           BNY Hamilton Distributors, Inc.*

         (14)              Not Applicable.

         (15)     (a)      Rule 12b-1 Plan of BNY Hamilton Intermediate
                           Government Fund.*
                  (b)      Rule 12b-1 Plan of BNY Hamilton Intermediate New York
                           Tax-Exempt Fund.*
                  (c)      Rule 12b-1 Plan of BNY Hamilton Equity Income Fund.*
                  (d)      Rule 12b-1 Plan of BNY Hamilton Money Fund - Hamilton
                           Classic Shares.*
                  (e)      Rule 12b-1 Plan of BNY Hamilton Large Cap Growth Fund
                           - Investor Shares.*
                  (f)      Rule 12b-1 Plan of BNY Hamilton Small Cap Growth Fund
                           - Investor Shares.*

                  (g)      Rule 12b-1 Plan of BNY Hamilton International Equity
                           Fund - Investor Shares.*
                  (h)      Rule 12b-1 Plan of BNY Hamilton Intermediate
                           Investment Grade Fund - Investor Shares.*
                  (i)      Rule 12b-1 Plan of BNY Hamilton Intermediate
                           Tax-Exempt Fund - Investor Shares.*
                  (j)      Rule 12b-1 Plan of BNY Hamilton Treasury Money Fund -
                           Hamilton Shares.*

                  (k)      Rule 12b-1 Plan of BNY Hamilton U.S. Bond Market
                           Index Fund - Investor Shares.


                  (l)      Rule 12b-1 Plan of BNY Hamilton S&P 500 Index
                           Fund - Investor Shares.


                  (m)      Rule 12b-1 Plan of BNY Hamilton Large Cap Value
                           Fund - Investor Shares.


         (16)     (a)      Financial Data Schedules - BNY Hamilton Money
                           Fund - Hamilton Shares
                  (b)      Financial Data Schedules - BNY Hamilton Money
                           Fund - Hamilton Premier Shares
                  (c)      Financial Data Schedules - BNY Hamilton Money
                           Fund - Hamilton Classic Shares
                  (d)      Financial Data Schedules - BNY Hamilton Intermediate
                           Government Fund - Investor Shares
                  (e)      Financial Data Schedules - BNY Hamilton Intermediate
                           Government Fund - Institutional Shares
                  (f)      Financial Data Schedules - BNY Hamilton Intermediate
                           New York Tax-Exempt Fund - Investor Shares
                  (g)      Financial Data Schedules - BNY Hamilton Intermediate
                           New York Tax-Exempt Fund - Institutional Shares
                  (h)      Financial Data Schedules - BNY Hamilton Equity Income
                           Fund - Investor Shares
                  (i)      Financial Data Schedules - BNY Hamilton Equity Income
                           Fund - Institutional Shares
                  (j)      Financial Data Schedules - BNY Hamilton Intermediate
                           Investment Grade Fund - Investor Shares
                  (k)      Financial Data Schedules - BNY Hamilton Intermediate
                           Investment Grade Fund - Institutional Shares
                  (l)      Financial Data Schedules - BNY Hamilton Intermediate
                           Tax-Exempt Fund - Investor Shares
                  (m)      Financial Data Schedules - BNY Hamilton Intermediate
                           Tax-Exempt Fund - Institutional Shares
                  (n)      Financial Data Schedules - BNY Hamilton International
                           Equity Fund - Investor Shares
                  (o)      Financial Data Schedules - BNY Hamilton International
                           Equity Fund - Institutional Shares
                  (p)      Financial Data Schedules - BNY Hamilton Large Cap
                           Growth Fund - Investor Shares
                  (q)      Financial Data Schedules - BNY Hamilton Large Cap
                           Growth Fund - Institutional Shares
                  (r)      Financial Data Schedules - BNY Hamilton Small Cap
                           Growth Fund - Investor Shares
                  (s)      Financial Data Schedules - BNY Hamilton Small Cap
                           Growth Fund - Institutional Shares
                  (t)      Financial Data Schedules - BNY Hamilton Treasury
                           Money Fund - Hamilton Shares
                  (u)      Financial Data Schedules - BNY Hamilton Treasury
                           Money Fund - Hamilton Premier Shares
                  (v)      Financial Data Schedules - BNY Hamilton Treasury
                           Money Fund - Hamilton Classic Shares

         (17)              Not Applicable.


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*        Previously filed.